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                                                       -------------------------
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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number          811-7452
      --------------------------------------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Robert H. Graham       11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:  12/31
                        --------------------------------------------------------

Date of reporting period:  6/30/03
                         -------------------------------------------------------

                                                    AIM VARIABLE INSURANCE FUNDS

                                               Semiannual Report - June 30, 2003


                                                 AIM V.I. Aggressive Growth Fund

                                                          AIM V.I. Balanced Fund

                                                       AIM V.I. Basic Value Fund

                                                         AIM V.I. Blue Chip Fund

                                              AIM V.I. Capital Appreciation Fund

                                               AIM V.I. Capital Development Fund

                                                       AIM V.I. Core Equity Fund

                                           AIM V.I. Dent Demographic Trends Fund

                                                AIM V.I. Diversified Income Fund

                                                  AIM V.I. Global Utilities Fund

                                             AIM V.I. Government Securities Fund

                                                            AIM V.I. Growth Fund

                                                        AIM V.I. High Yield Fund

                                              AIM V.I. International Growth Fund

                                               AIM V.I. Mid Cap Core Equity Fund

                                                      AIM V.I. Money Market Fund

                                                    AIM V.I. New Technology Fund

                                                    AIM V.I. Premier Equity Fund


                                       Shares of the funds are currently offered
                                    only to insurance company separate accounts.

                                                          [AIM INVESTMENTS LOGO]
                                                              --Servicemark--

TABLE OF CONTENTS


AIM Variable Insurance Funds

    AIM V.I. Aggressive Growth Fund ........................................   1

    AIM V.I. Balanced Fund .................................................  13

    AIM V.I. Basic Value Fund ..............................................  30

    AIM V.I. Blue Chip Fund ................................................  40

    AIM V.I. Capital Appreciation Fund .....................................  52

    AIM V.I. Capital Development Fund ......................................  64

    AIM V.I. Core Equity Fund ..............................................  76

    AIM V.I. Dent Demographic Trends Fund ..................................  88

    AIM V.I. Diversified Income Fund ....................................... 100

    AIM V.I. Global Utilities Fund ......................................... 116

    AIM V.I. Government Securities Fund .................................... 126

    AIM V.I. Growth Fund ................................................... 136

    AIM V.I. High Yield Fund ............................................... 148

    AIM V.I. International Growth Fund ..................................... 165

    AIM V.I. Mid Cap Core Equity Fund ...................................... 177

    AIM V.I. Money Market Fund ............................................. 187

    AIM V.I. New Technology Fund ........................................... 197

    AIM V.I. Premier Equity Fund ........................................... 208

FUND DATA                                       AIM V.I. AGGRESSIVE GROWTH FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CASH & OTHER                            6.8%
ENERGY                                  7.8%
FINANCIALS                              8.7%
CONSUMER DISCRETIONARY                 14.3%
INDUSTRIALS                            15.4%
MATERIALS                               0.7%
HEALTH CARE                            23.9%
INFORMATION TECHNOLOGY                 22.4%

TOTAL NUMBER OF HOLDINGS*                87
TOTAL NET ASSETS             $118.3 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/1/98)                        -1.72%
   5 Years                                 -1.18
   1 Year                                  -6.09

SERIES II SHARES**
 Inception                                 -1.97%
   5 Years                                 -1.43
   1 Year                                  -6.40

**Series II shares were first offered on 3/26/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/1/98), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                             8.73%

SERIES II SHARES                            8.50

S&P 500 INDEX                              11.75
(Broad Market Index)

RUSSELL 2500--TRADEMARK-- GROWTH INDEX     18.79
(Style-Specific Index)

LIPPER MID-CAP GROWTH FUND INDEX
(Peer Group Index)                         15.78

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=====================================================================================================================
TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------------------------
 1. AmerisourceBergen Corp.                        2.6%        1. Data Processing & Outsourced Services         10.8%

 2. UTStarcom, Inc.                                2.5         2. Health Care Services                           4.8

 3. Jacobs Engineering Group Inc.                  2.4         3. Specialty Stores                               4.7

 4. SunGard Data Systems Inc.                      2.4         4. Health Care Distributors                       4.7

 5. Danaher Corp.                                  2.4         5. Health Care Equipment                          4.4

 6. Fiserv, Inc.                                   2.2         6. Oil & Gas Drilling                             4.2

 7. Health Management Associates, Inc.-Class A     2.2         7. Health Care Facilities                         3.6

 8. CDW Corp.                                      2.1         8. Asset Management & Custody Banks               3.3

 9. Caremark Rx, Inc.                              2.0         9. Communications Equipment                       3.2

10. Fisher Scientific International Inc.           2.0        10. Semiconductors                                 2.9

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=====================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: Karl Farmer, Robert M. Kippes, and Jay K. Rushin.

o AIM V.I. Aggressive Growth Fund seeks to provide long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital international Inc. and Standard & Poor's.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 2500--Trademark-- Growth Index is a subset of the unmanaged Russell 2500--Trademark-- Index, which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization; the Growth subset measures the performance of Russell 2500 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

                                                                   VIAGRO-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-93.16%

AEROSPACE & DEFENSE-2.22%

Alliant Techsystems Inc.(a)                        27,500   $  1,427,525
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               27,500      1,195,975
========================================================================
                                                               2,623,500
========================================================================

AIR FREIGHT & LOGISTICS-1.77%

C.H. Robinson Worldwide, Inc.                      27,300        970,788
------------------------------------------------------------------------
Expeditors International of Washington, Inc.       32,500      1,125,800
========================================================================
                                                               2,096,588
========================================================================

APPAREL RETAIL-1.48%

Pacific Sunwear of California, Inc.(a)             49,000      1,180,410
------------------------------------------------------------------------
TJX Cos., Inc. (The)                               30,500        574,620
========================================================================
                                                               1,755,030
========================================================================

APPLICATION SOFTWARE-1.59%

Cognos, Inc. (Canada)(a)                           27,800        750,600
------------------------------------------------------------------------
Fair Isaac Corp.                                   10,900        560,805
------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A              19,900        568,344
========================================================================
                                                               1,879,749
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.31%

Investors Financial Services Corp.                 55,100      1,598,451
------------------------------------------------------------------------
Legg Mason, Inc.                                   35,600      2,312,220
========================================================================
                                                               3,910,671
========================================================================

AUTO PARTS & EQUIPMENT-1.99%

Gentex Corp.(a)                                    55,100      1,686,611
------------------------------------------------------------------------
Lear Corp.(a)                                      14,600        671,892
========================================================================
                                                               2,358,503
========================================================================

BROADCASTING & CABLE TV-0.99%

Hispanic Broadcasting Corp.(a)                     26,600        676,970
------------------------------------------------------------------------
Westwood One, Inc.(a)                              14,600        495,378
========================================================================
                                                               1,172,348
========================================================================

COMMUNICATIONS EQUIPMENT-3.17%

Avocent Corp.(a)                                   27,000        808,110
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 82,600      2,938,082
========================================================================
                                                               3,746,192
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.23%

Best Buy Co., Inc.(a)                              33,100      1,453,752
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING-2.43%

Jacobs Engineering Group Inc.(a)                   68,200   $  2,874,630
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.32%

AGCO Corp.(a)                                      22,000        375,760
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-10.79%

Affiliated Computer Services, Inc.-Class A(a)      46,800      2,140,164
------------------------------------------------------------------------
CheckFree Corp.(a)                                 40,400      1,124,736
------------------------------------------------------------------------
DST Systems, Inc.(a)                               42,700      1,622,600
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    72,450      2,579,945
------------------------------------------------------------------------
Iron Mountain Inc.(a)                              15,900        589,731
------------------------------------------------------------------------
Paychex, Inc.                                      63,300      1,855,323
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      110,200      2,855,282
========================================================================
                                                              12,767,781
========================================================================

DEPARTMENT STORES-0.47%

Kohl's Corp.(a)                                    10,800        554,904
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.48%

Apollo Group, Inc.-Class A(a)                       9,875        609,880
------------------------------------------------------------------------
Cintas Corp.                                       15,800        559,952
------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             14,600        591,738
------------------------------------------------------------------------
H&R Block, Inc.                                    27,200      1,176,400
========================================================================
                                                               2,937,970
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.72%

National Instruments Corp.(a)                      22,400        846,272
========================================================================

EMPLOYMENT SERVICES-1.99%

Robert Half International Inc.(a)                 124,000      2,348,560
========================================================================

GENERAL MERCHANDISE STORES-0.59%

Dollar Tree Stores, Inc.(a)                        22,000        698,060
========================================================================

HEALTH CARE DISTRIBUTORS-4.67%

AmerisourceBergen Corp.                            44,100      3,058,335
------------------------------------------------------------------------
Omnicare, Inc.                                     55,100      1,861,829
------------------------------------------------------------------------
Patterson Dental Co.(a)                            13,300        603,554
========================================================================
                                                               5,523,718
========================================================================

HEALTH CARE EQUIPMENT-4.40%

Biomet, Inc.                                       19,000        544,540
------------------------------------------------------------------------
ResMed Inc.                                        40,800      1,599,360
------------------------------------------------------------------------

                         AIM V.I. AGGRESSIVE GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

St. Jude Medical, Inc.(a)                          10,800   $    621,000
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    13,300        765,681
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           37,200      1,675,860
========================================================================
                                                               5,206,441
========================================================================

HEALTH CARE FACILITIES-3.63%

Community Health Systems Inc.(a)                   89,700      1,742,871
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A        138,200      2,549,790
========================================================================
                                                               4,292,661
========================================================================

HEALTH CARE SERVICES-4.76%

Caremark Rx, Inc.(a)                               94,000      2,413,920
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           34,400      2,350,208
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           27,500        866,525
========================================================================
                                                               5,630,653
========================================================================

HEALTH CARE SUPPLIES-2.62%

Coopers Cos., Inc. (The)                           19,900        691,923
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)            68,900      2,404,610
========================================================================
                                                               3,096,533
========================================================================

INDUSTRIAL MACHINERY-2.38%

Danaher Corp.                                      41,300      2,810,465
========================================================================

INSURANCE BROKERS-1.13%

Brown & Brown, Inc.                                41,300      1,342,250
========================================================================

INTERNET RETAIL-0.47%

eBay Inc.(a)                                        5,300        552,154
========================================================================

INVESTMENT BANKING & BROKERAGE-1.70%

Lehman Brothers Holdings Inc.                      30,300      2,014,344
========================================================================

IT CONSULTING & OTHER SERVICES-0.50%

CACI International Inc.-Class A(a)                 17,300        593,390
========================================================================

MANAGED HEALTH CARE-1.86%

Aetna Inc.                                         16,300        981,260
------------------------------------------------------------------------
First Health Group Corp.(a)                        44,100      1,217,160
========================================================================
                                                               2,198,420
========================================================================

MULTI-LINE INSURANCE-1.03%

HCC Insurance Holdings, Inc.                       41,300      1,221,241
========================================================================

OIL & GAS DRILLING-4.17%

ENSCO International Inc.                           46,500      1,250,850
------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               27,500      1,087,625
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      48,000      1,555,200
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
OIL & GAS DRILLING-(CONTINUED)

Pride International, Inc.(a)                       55,100   $  1,036,982
========================================================================
                                                               4,930,657
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.79%

National-Oilwell, Inc.(a)                          55,100      1,212,200
------------------------------------------------------------------------
Smith International, Inc.(a)                       27,500      1,010,350
------------------------------------------------------------------------
Varco International, Inc.(a)                       55,100      1,079,960
========================================================================
                                                               3,302,510
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.87%

Newfield Exploration Co.(a)                        27,500      1,032,625
========================================================================

PHARMACEUTICALS-1.97%

Medicis Pharmaceutical Corp.-Class A               41,000      2,324,700
========================================================================

REGIONAL BANKS-0.44%

Southwest Bancorp. of Texas, Inc.(a)               15,900        516,909
========================================================================

RESTAURANTS-2.39%

Brinker International, Inc.(a)                     18,600        669,972
------------------------------------------------------------------------
CBRL Group, Inc.                                   15,200        590,672
------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                   15,900        570,651
------------------------------------------------------------------------
Sonic Corp.(a)                                     21,400        544,202
------------------------------------------------------------------------
Starbucks Corp.(a)                                 18,600        456,072
========================================================================
                                                               2,831,569
========================================================================

SEMICONDUCTORS-2.86%

Linear Technology Corp.                            38,000      1,223,980
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         14,000        481,180
------------------------------------------------------------------------
Microchip Technology Inc.                          68,300      1,682,229
========================================================================
                                                               3,387,389
========================================================================

SPECIALIZED FINANCE-0.16%

Chicago Mercantile Exchange (The)                   2,800        194,964
========================================================================

SPECIALTY CHEMICALS-0.66%

Valspar Corp. (The)                                18,600        785,292
========================================================================

SPECIALTY STORES-4.67%

Bed Bath & Beyond Inc.(a)                          35,700      1,385,517
------------------------------------------------------------------------
Regis Corp.                                        41,300      1,199,765
------------------------------------------------------------------------
Staples, Inc.(a)                                   55,100      1,011,085
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           66,100      1,930,120
========================================================================
                                                               5,526,487
========================================================================

SYSTEMS SOFTWARE-0.60%

Secure Computing Corp.(a)                              70            611
------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                  16,100   $    706,146
========================================================================
                                                                 706,757
========================================================================

TECHNOLOGY DISTRIBUTORS-2.13%

CDW Corp.(a)                                       55,100      2,523,580
========================================================================

THRIFTS & MORTGAGE FINANCE-0.91%

Doral Financial Corp. (Puerto Rico)                24,200      1,080,530
========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.85%

Fastenal Co.                                       64,400      2,185,736
========================================================================
    Total Common Stocks (Cost $94,836,730)                   110,212,245
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-8.34%

STIC Liquid Assets Portfolio(b)                 4,934,724   $  4,934,724
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         4,934,724      4,934,724
========================================================================
    Total Money Market Funds (Cost
      $9,869,448)                                              9,869,448
========================================================================
TOTAL INVESTMENTS-101.50% (Cost $104,706,178)                120,081,693
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.50%)                         (1,777,186)
========================================================================
NET ASSETS-100.00%                                          $118,304,507
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $104,706,178)                                  $120,081,693
-------------------------------------------------------------
Receivables for:
  Investments sold                                    648,333
-------------------------------------------------------------
  Fund shares sold                                    189,409
-------------------------------------------------------------
  Dividends                                            24,246
-------------------------------------------------------------
Investment for deferred compensation plan              22,424
-------------------------------------------------------------
Other assets                                              726
=============================================================
    Total assets                                  120,966,831
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             2,040,185
-------------------------------------------------------------
  Fund shares reacquired                              515,325
-------------------------------------------------------------
  Deferred compensation plan                           22,424
-------------------------------------------------------------
Accrued administrative services fees                   64,804
-------------------------------------------------------------
Accrued distribution fees -- Series II                    419
-------------------------------------------------------------
Accrued transfer agent fees                             1,347
-------------------------------------------------------------
Accrued operating expenses                             17,820
=============================================================
    Total liabilities                               2,662,324
=============================================================
Net assets applicable to shares outstanding      $118,304,507
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $175,703,649
-------------------------------------------------------------
Undistributed net investment income (loss)           (481,260)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (72,293,396)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       15,375,514
=============================================================
                                                 $118,304,507
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $117,314,166
_____________________________________________________________
=============================================================
Series II                                        $    990,341
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           12,908,651
_____________________________________________________________
=============================================================
Series II                                             109,281
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       9.09
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       9.06
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $501)                                          $   115,502
------------------------------------------------------------
Dividends from affiliated money market funds          34,115
------------------------------------------------------------
Interest                                                  16
============================================================
    Total investment income                          149,633
============================================================

EXPENSES:

Advisory fees                                        416,249
------------------------------------------------------------
Administrative services fees                         147,856
------------------------------------------------------------
Custodian fees                                        15,276
------------------------------------------------------------
Distribution fees -- Series II                           700
------------------------------------------------------------
Transfer agent fees                                    3,150
------------------------------------------------------------
Trustees' fees                                         4,772
------------------------------------------------------------
Other                                                 16,494
============================================================
    Total expenses                                   604,497
============================================================
Less: Fees waived and expenses paid indirectly          (477)
============================================================
    Net expenses                                     604,020
============================================================
Net investment income (loss)                        (454,387)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (3,167,158)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           12,811,360
============================================================
Net gain from investment securities                9,644,202
============================================================
Net increase in net assets resulting from
  operations                                     $ 9,189,815
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (454,387)   $ (1,025,477)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (3,167,158)    (24,744,006)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       12,811,360      (5,730,299)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  9,189,815     (31,499,782)
==========================================================================================
Share transactions-net:
  Series I                                                       4,571,142      13,097,095
------------------------------------------------------------------------------------------
  Series II                                                        496,949         560,534
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                5,068,091      13,657,629
==========================================================================================
    Net increase (decrease) in net assets                       14,257,906     (17,842,153)
==========================================================================================

NET ASSETS:

  Beginning of period                                          104,046,601     121,888,754
==========================================================================================
  End of period                                               $118,304,507    $104,046,601
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency

                        AIM V.I. AGGRESSIVE GROWTH FUND
     and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $476.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $147,856 for such services, of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $4,967 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $700.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,384 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2006                              $   354,222
-----------------------------------------------------------
December 31, 2007                                   44,406
-----------------------------------------------------------
December 31, 2008                                1,780,366
-----------------------------------------------------------
December 31, 2009                               35,123,543
-----------------------------------------------------------
December 31, 2010                               29,039,053
===========================================================
Total capital loss carryforward                $66,341,590
___________________________________________________________
===========================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $39,545,906 and $38,374,816, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $15,947,230
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (2,162,907)
===========================================================================
Net unrealized appreciation of investment securities            $13,784,323
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $106,297,370.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     2,628,907    $ 22,102,756     3,797,152    $ 36,852,751
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      83,204         718,544     4,341,864      39,301,001
======================================================================================================================
Reacquired:
  Series I                                                    (2,111,279)    (17,531,614)   (2,678,493)    (23,755,656)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (26,160)       (221,595)   (4,289,627)    (38,740,467)
======================================================================================================================
                                                                 574,672    $  5,068,091     1,170,896    $ 13,657,629
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                                                                                                 MAY 1, 1998
                                            SIX MONTHS                                                        (DATES OPERATIONS
                                              ENDED                     YEAR ENDED DECEMBER 31,                 COMMENCED) TO
                                            JUNE 30,         ---------------------------------------------       DECEMBER 31,
                                              2003             2002        2001        2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   8.36        $  10.81    $  14.62    $  14.25      $  9.85           $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.04)(a)       (0.08)      (0.10)(a)    (0.10)(a)   (0.04)(a)         0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.77           (2.37)      (3.71)       0.47         4.44            (0.14)
=================================================================================================================================
    Total from investment operations             0.73           (2.45)      (3.81)       0.37         4.40            (0.10)
=================================================================================================================================
Less distributions from net investment
  income                                           --              --          --          --           --            (0.05)
=================================================================================================================================
Net asset value, end of period               $   9.09        $   8.36    $  10.81    $  14.62      $ 14.25           $ 9.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  8.73%         (22.66)%    (26.06)%      2.60%       44.67%           (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $117,314        $103,611    $121,889    $103,181      $17,326           $4,399
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.16%(c)        1.16%       1.21%       1.16%        1.19%            1.16%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.16%(c)        1.16%       1.21%       1.26%        2.42%            4.62%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.87)%(c)      (0.87)%     (0.88)%     (0.59)%      (0.41)%           0.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         38%             85%         90%         65%          89%              30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $104,360,306.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                                         SERIES II
                                                              -------------------------------
                                                                               MARCH 26, 2002
                                                              SIX MONTHS       (DATES SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.35            $ 10.70
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)          (0.10)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.76              (2.25)
=============================================================================================
    Total from investment operations                              0.71              (2.35)
=============================================================================================
Net asset value, end of period                                  $ 9.06            $  8.35
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   8.50%            (21.96)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  990            $   436
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.41%(c)           1.32%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.41%(c)           1.41%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.12)%(c)         (1.03)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          38%                85%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $564,419.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                        AIM V.I. AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES       OFFICERS                       OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley         Robert H. Graham               Suite 100
                        Chairman and President         Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson             INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President       A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                Suite 100
                        Senior Vice President          Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                   TRANSFER AGENT
Carl Frischling         Senior Vice President          A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham        Dana R. Sutton                 Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                        Robert G. Alley                State Street Bank and Trust Company
Lewis F. Pennock        Vice President                 225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                 COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                        Melville B. Cox                3000 K N.W., Suite 500
Mark H. Williamson      Vice President                 Washington, D.C. 20007

                        Karen Dunn Kelley              COUNSEL TO THE TRUSTEES
                        Vice President                 Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                        Edgar M. Larsen                New York, NY 10022
                        Vice President
                                                       DISTRIBUTOR
                        Nancy L. Martin                A I M Distributors, Inc.
                        Secretary                      11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046


                        AIM V.I. AGGRESSIVE GROWTH FUND

FUND DATA                                                 AIM V.I. BALANCED FUND

================================================================================

PORTFOLIO COMPOSITION

BY INVESTMENT TYPE

                                  [PIE CHART]

CASH & OTHER                                         3%
U.S. GOVERNMENT & AGENCY SECURITIES                 18%
CORPORATE BONDS                                     18%
ASSET-BACKED SECURITIES                              1%
EQUITIES                                            60%

TOTAL NUMBER OF HOLDINGS*                          293
 EQUITY                                             73
 FIXED INCOME                                      220

TOTAL NET ASSETS                         $89.2 MILLION

AVERAGE CREDIT QUALITY RATING (BONDS)               AA

AVERAGE MATURITY (BONDS)                    6.13 YEARS

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/1/98)                               0.37%
  5 Years                                         0.08
  1 Year                                          0.24

SERIES II SHARES**
 Inception                                        0.12%
  5 Years                                        -0.16
  1 Year                                          0.03

**Series II shares were first offered on 1/24/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/1/98), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================

================================================================================

FUND VS. INDEXES

Total returns 12/31/02-6/30/03

SERIES I SHARES                                   7.43%

SERIES II SHARES                                  7.33

S&P 500 (Broad Market Index)                     11.75

60% RUSSELL 3000/

40% LEHMAN AGGREGATE BOND INDEX
(Custom Style-specific Index)                     9.22

LIPPER BALANCED FUND INDEX
(Peer Group Index)                                8.87

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                 TOP 10 FIXED INCOME ISSUERS*                TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
 1. Pfizer Inc.                 1.7%     1. Federal National Mortgage                1.  U.S. Government Agency
                                            Association (FNMA)               8.4%        Securities                           11.8%
 2. Citigroup Inc.              1.7
                                         2. U.S. Treasury Notes              5.7     2.  Other Diversified Financial Services  7.1
 3. Microsoft Corp.             1.5
                                         3. Government National Mortgage             3.  U.S. Treasury Securities              6.7
 4. United Technologies Corp.   1.5         Association (GNMA)               1.8
                                                                                     4.  Pharmaceuticals                       6.0
 5. Black & Decker Corp. (The)  1.4      4. Federal Home Loan
                                            Mortgage Corp. (FHLMC)           1.7     5.  Diversified Banks                     3.8
 6. Bank of America Corp.       1.4
                                         5. U.S. Treasury Bonds              1.0     6.  Integrated Oil & Gas                  3.5
 7. Target Corp.                1.4
                                         6. General Motors Acceptance Corp.  0.8     7.  Investment Banking & Brokerage        2.9
 8. Cisco Systems, Inc.         1.4
                                         7. General Electric Capital Corp.   0.7     8.  Integrated Telecommunication
 9. Exxon Mobil Corp.           1.3                                                      Services                              2.8
                                         8. Sprint Capital Corp.             0.6
10. DST Systems, Inc.           1.3                                                  9.  Household Products                    2.7
                                         9. United Mexican States (Mexico)   0.5
                                                                                     10. Data Processing &
                                        10. Auburn Hills Trust               0.5         Outsourced Services                   2.6

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

===================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM V.I. Balanced Fund seeks as high a total return as possible, consistent with preservation of capital.

o The fund's management team is composed of: Robert G. Alley, Claude C. Cody, IV, Jan H. Friedli, Scot W. Johnson, Craig A. Smith, and Meggan M. Walsh.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lipper Balanced Fund Index represents an average of the 30 largest balanced funds tracked by Lipper, Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The fund uses a custom balanced index composed of 60% Russell 3000 Index and 40% Lehman Aggregate Bond Index. The unmanaged Russell 3000--Registered Trademark-- Index is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIBAL-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-59.64%

ADVERTISING-1.82%

Lamar Advertising Co.(a)                           18,100   $   637,301
-----------------------------------------------------------------------
Omnicom Group Inc.                                 13,700       982,290
=======================================================================
                                                              1,619,591
=======================================================================

AEROSPACE & DEFENSE-2.03%

Honeywell International Inc.                       19,100       512,835
-----------------------------------------------------------------------
United Technologies Corp.                          18,300     1,296,189
=======================================================================
                                                              1,809,024
=======================================================================

APPAREL RETAIL-0.83%

Limited Brands                                     48,000       744,000
=======================================================================

APPLICATION SOFTWARE-0.71%

SAP A.G.-ADR (Germany)                             21,600       631,152
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.52%

Federated Investors, Inc.-Class B                  17,000       466,140
=======================================================================

BREWERS-0.56%

Anheuser-Busch Cos., Inc.                           9,700       495,185
=======================================================================

BROADCASTING & CABLE TV-0.62%

Univision Communications Inc.-Class A(a)           18,300       556,320
=======================================================================

BUILDING PRODUCTS-1.80%

American Standard Cos. Inc.(a)                     10,100       746,693
-----------------------------------------------------------------------
Masco Corp.                                        36,000       858,600
=======================================================================
                                                              1,605,293
=======================================================================

COMMUNICATIONS EQUIPMENT-1.85%

Cisco Systems, Inc.(a)                             72,300     1,206,687
-----------------------------------------------------------------------
Motorola, Inc.                                     47,000       443,210
=======================================================================
                                                              1,649,897
=======================================================================

COMPUTER HARDWARE-1.22%

Hewlett-Packard Co.                                20,000       426,000
-----------------------------------------------------------------------
International Business Machines Corp.               8,000       660,000
=======================================================================
                                                              1,086,000
=======================================================================

CONSUMER FINANCE-0.90%

American Express Co.                               19,100       798,571
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.55%

DST Systems, Inc.(a)                               30,200     1,147,600
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       43,400     1,124,494
=======================================================================
                                                              2,272,094
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-1.96%

Bank of America Corp.                              15,700   $ 1,240,771
-----------------------------------------------------------------------
U.S. Bancorp                                       20,700       507,150
=======================================================================
                                                              1,747,921
=======================================================================

FOOTWEAR-0.54%

NIKE, Inc.-Class B                                  9,000       481,410
=======================================================================

GENERAL MERCHANDISE STORES-1.36%

Target Corp.                                       32,100     1,214,664
=======================================================================

HEALTH CARE DISTRIBUTORS-0.84%

Cardinal Health, Inc.                              11,650       749,095
=======================================================================

HEALTH CARE EQUIPMENT-0.65%

Becton, Dickinson & Co.                            14,900       578,865
=======================================================================

HEALTH CARE SUPPLIES-0.78%

Alcon, Inc. (Switzerland)                          15,200       694,640
=======================================================================

HOME ENTERTAINMENT SOFTWARE-0.02%

Electronic Arts Inc.(a)                               200        14,798
=======================================================================

HOME IMPROVEMENT RETAIL-1.41%

Home Depot, Inc. (The)                             22,700       751,824
-----------------------------------------------------------------------
Lowe's Cos., Inc.                                  11,700       502,515
=======================================================================
                                                              1,254,339
=======================================================================

HOUSEHOLD APPLIANCES-1.40%

Black & Decker Corp. (The)                         28,700     1,247,015
=======================================================================

HOUSEHOLD PRODUCTS-2.71%

Colgate-Palmolive Co.                              16,700       967,765
-----------------------------------------------------------------------
Kimberly-Clark Corp.                               15,700       818,598
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          7,100       633,178
=======================================================================
                                                              2,419,541
=======================================================================

HYPERMARKETS & SUPER CENTERS-1.06%

Wal-Mart Stores, Inc.                              17,700       949,959
=======================================================================

INDUSTRIAL CONGLOMERATES-0.68%

General Electric Co.                               21,000       602,280
=======================================================================

INSURANCE BROKERS-1.04%

Marsh & McLennan Cos., Inc.                         9,800       500,486
-----------------------------------------------------------------------
Willis Group Holdings Ltd. (Bermuda)               14,000       430,500
=======================================================================
                                                                930,986
=======================================================================

INTEGRATED OIL & GAS-3.28%

BP PLC-ADR (United Kingdom)                        12,000       504,240
-----------------------------------------------------------------------
ConocoPhillips                                      8,300       454,840
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Exxon Mobil Corp.                                  32,000   $ 1,149,120
-----------------------------------------------------------------------
Total S.A. (France)                                 5,400       818,302
=======================================================================
                                                              2,926,502
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.06%

Verizon Communications Inc.                        23,900       942,855
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.16%

Goldman Sachs Group, Inc. (The)                     8,100       678,375
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       6,300       418,824
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          17,700       826,236
=======================================================================
                                                              1,923,435
=======================================================================

LIFE & HEALTH INSURANCE-1.22%

Nationwide Financial Services, Inc.-Class A        11,500       373,750
-----------------------------------------------------------------------
Prudential Financial, Inc.                         21,200       713,380
=======================================================================
                                                              1,087,130
=======================================================================

MOVIES & ENTERTAINMENT-0.73%

Viacom Inc.-Class B(a)                             14,845       648,133
=======================================================================

MULTI-LINE INSURANCE-1.34%

American International Group, Inc.                  8,900       491,102
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      14,000       705,040
=======================================================================
                                                              1,196,142
=======================================================================

OIL & GAS DRILLING-0.50%

Noble Corp. (Cayman Islands)(a)                    13,100       449,330
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.95%

Cooper Cameron Corp.(a)                            16,800       846,384
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.57%

Apache Corp.                                        6,235       405,649
-----------------------------------------------------------------------
Burlington Resources Inc.                           8,900       481,223
-----------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   10,800       514,296
=======================================================================
                                                              1,401,168
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.71%

Citigroup Inc.                                     35,700     1,527,960
=======================================================================

PACKAGED FOODS & MEATS-0.65%

Sara Lee Corp.                                     30,600       575,586
=======================================================================

PHARMACEUTICALS-5.93%

Abbott Laboratories                                15,900       695,784
-----------------------------------------------------------------------
Johnson & Johnson                                  21,700     1,121,890
-----------------------------------------------------------------------
Merck & Co. Inc.                                   16,600     1,005,130
-----------------------------------------------------------------------
Pfizer Inc.                                        45,100     1,540,165
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          8,400       478,212
-----------------------------------------------------------------------
Wyeth                                               9,800       446,390
=======================================================================
                                                              5,287,571
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-0.50%

Chubb Corp. (The)                                   7,500   $   450,000
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-0.35%

Regency Centers Corp.                               9,000       314,820
=======================================================================

RESTAURANTS-0.63%

Darden Restaurants, Inc.                           29,700       563,706
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.61%

Applied Materials, Inc.(a)                         34,400       545,584
=======================================================================

SEMICONDUCTORS-1.72%

Analog Devices, Inc.(a)                            24,700       860,054
-----------------------------------------------------------------------
Intel Corp.                                        32,500       675,480
=======================================================================
                                                              1,535,534
=======================================================================

SPECIALTY STORES-0.87%

Bed Bath & Beyond Inc.(a)                          20,000       776,200
=======================================================================

SYSTEMS SOFTWARE-2.34%

Microsoft Corp.                                    51,100     1,308,671
-----------------------------------------------------------------------
Oracle Corp.(a)                                    65,000       781,300
=======================================================================
                                                              2,089,971
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.66%

Fannie Mae                                          9,600       647,424
-----------------------------------------------------------------------
MGIC Investment Corp.                              17,800       830,192
=======================================================================
                                                              1,477,616
=======================================================================
    Total Stocks & Other Equity Interests
      (Cost $50,631,194)                                     53,184,407
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-17.79%

AEROSPACE & DEFENSE-0.06%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $   25,000        29,507
-----------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                         25,000        26,808
=======================================================================
                                                                 56,315
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.05%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.14%, 03/24/28(b)                  250,000        48,410
=======================================================================

AUTOMOBILE MANUFACTURERS-0.04%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          40,000        40,642
=======================================================================

BROADCASTING & CABLE TV-1.39%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08           75,000        88,594
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05                20,000        22,154
-----------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                    50,000        66,779
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Comcast Corp., Sr. Sub. Notes 10.50%,
  06/15/06                                     $   50,000   $    59,500
-----------------------------------------------------------------------
Cox Communications, Inc.,
  Notes, 4.63%, 06/01/13                           30,000        30,180
-----------------------------------------------------------------------
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        150,000       168,777
-----------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 170,000       180,601
-----------------------------------------------------------------------
TCI Communications Finance, Gtd. Bonds,
  9.65%, 03/31/27                                  65,000        76,168
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.65%,
  09/15/04                                        125,000       134,544
-----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18            200,000       225,032
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       164,718
-----------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                  20,000        20,647
=======================================================================
                                                              1,237,694
=======================================================================

CONSUMER FINANCE-0.23%

Capital One Bank, Bank Notes, 4.88%, 05/15/08     200,000       202,906
=======================================================================

DISTILLERS & VINTNERS-0.15%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 100,000       130,554
=======================================================================

DIVERSIFIED BANKS-1.81%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $27,726)(c)             25,000        27,407
-----------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04               40,000        55,168
-----------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $53,046)(c)                       45,000        51,440
-----------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(d)             300,000       250,823
-----------------------------------------------------------------------
Barnett Banks, Inc., Sub. Notes, 6.90%,
  09/01/05                                         55,000        61,378
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                         50,000        59,638
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                         30,000        35,387
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $63,272)(c)                                      50,000        59,336
-----------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        120,000       123,122
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes,
  5.20%, 05/21/13                                  45,000        45,846
-----------------------------------------------------------------------
  6.88%, 03/15/12                                  45,000        51,183
-----------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(d)                              130,000       103,095
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           100,000       133,446
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        135,000       134,903
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 160,000       180,554
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $59,850)(c)         $   60,000   $    60,071
-----------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        175,000       180,395
=======================================================================
                                                              1,613,192
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.09%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                           60,000        77,561
=======================================================================

ELECTRIC UTILITIES-1.32%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             15,000        16,732
-----------------------------------------------------------------------
American Electric Power Company, Inc., Sr.
  Unsec. Unsub. Notes, 5.25%, 06/01/15             35,000        35,251
-----------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15
  (Acquired 05/21/03; Cost $66,625)(c)             65,000        66,401
-----------------------------------------------------------------------
  Notes, 5.88%, 06/01/08
  (Acquired 05/21/03; Cost $35,298)(c)             35,000        35,710
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                  25,000        26,257
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           100,000       112,574
-----------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           60,000        65,095
-----------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $19,942)(c)             20,000        20,700
-----------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(e)            50,000        74,548
-----------------------------------------------------------------------
  Series B, Gtd. Medium Term Notes, 8.62%,
  12/15/11                                         50,000        66,521
-----------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Euro Notes,
  1.31%, 09/29/49(d)                              170,000       148,687
-----------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 3.50%, 05/15/08 (Acquired 05/13/03;
  Cost $249,603)(c)                               250,000       251,682
-----------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $24,964)(c)                       25,000        25,927
-----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               130,000       140,637
-----------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(e)                                      35,000        37,045
-----------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $49,904)(c)             50,000        49,549
=======================================================================
                                                              1,173,316
=======================================================================

ENVIRONMENTAL SERVICES-0.08%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                  60,000        68,608
=======================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

GAS UTILITIES-0.33%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                        $   50,000   $    54,099
-----------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         40,000        41,764
-----------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 200,000       203,000
=======================================================================
                                                                298,863
=======================================================================

HEALTH CARE FACILITIES-0.06%

HCA Inc., Notes, 6.25%, 02/15/13                   50,000        51,096
=======================================================================

HOMEBUILDING-0.23%

Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        200,000       206,694
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.10%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         80,000        89,512
=======================================================================

INTEGRATED OIL & GAS-0.23%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 100,000       118,236
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                  35,000        38,622
-----------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $49,871)(c)             50,000        49,118
=======================================================================
                                                                205,976
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.76%

AT&T Corp., Sr. Unsec. Global Notes, 7.00%,
  11/15/06                                         30,000        33,254
-----------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes 7.88%, 12/15/05           15,000        17,077
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                           55,000        61,357
-----------------------------------------------------------------------
France Telecom S.A. (France), Unsec. Global
  Notes, 10.00%, 03/01/31                          50,000        69,154
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     80,000        90,077
-----------------------------------------------------------------------
New England Telephone & Telegraph Co., Unsec.
  Notes, 7.65%, 06/15/07                           20,000        23,325
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               10,000        11,476
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 6.00%,
  01/15/07                                        185,000       199,615
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 7.13%,
  01/30/06                                        125,000       135,936
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
  11/15/08                                         50,000        54,450
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05       120,000       130,304
-----------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               200,000       230,380
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            100,000       125,779
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          350,000       386,424
=======================================================================
                                                              1,568,608
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.71%

Bear Stearns, Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                $   20,000   $    20,505
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          150,000       168,568
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 100,000       116,741
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          100,000       115,339
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                         45,000        47,168
-----------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.37%, 06/28/04(f)                        50,000        50,088
-----------------------------------------------------------------------
Morgan Stanley, Sr. Global Notes, 7.75%,
  06/15/05                                        100,000       111,525
=======================================================================
                                                                629,934
=======================================================================

LIFE & HEALTH INSURANCE-0.33%

John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $99,945)(c)                                     100,000       107,758
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        145,000       161,917
-----------------------------------------------------------------------
ReliaStar Financial Corp. Unsec. Notes,
  8.00%, 10/30/06                                  20,000        23,106
=======================================================================
                                                                292,781
=======================================================================

MOVIES & ENTERTAINMENT-0.28%

Viacom Inc., Global Bonds, 5.50%, 05/15/33        250,000       248,225
=======================================================================

MUNICIPALITIES-0.36%

Illinois (State of); Unlimited Tax Series
  2003 GO, 5.10%, 06/01/33                        325,000       319,595
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.46%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31           30,000        36,987
-----------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 04/28/03; Cost
  $250,000)(c)                                    250,000       259,090
-----------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    100,000       114,213
=======================================================================
                                                                410,290
=======================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.07%

Petroleos Mexicanos (Mexico), Unsec. Unsub.
  Gtd. Global Notes, 6.50%, 02/01/05               60,000        63,885
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.89%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08               45,000        44,399
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $249,218)(c)                                    250,000       262,660
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $49,921)(c)                                  $   50,000   $    51,084
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        275,000       409,032
-----------------------------------------------------------------------
CIT Group Inc.,
  Global Notes, 5.63%, 05/17/04                    50,000        51,647
-----------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.29%, 11/25/03(f)                               70,000        70,138
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04               100,000       106,408
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 200,000       236,906
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $41,704)(c)                                      35,000        41,810
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $52,425)(c)                                 50,000        52,095
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                            5,000         5,220
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.70%, 07/16/04            150,000       156,002
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 02/01/06            200,000       210,976
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                100,000       126,400
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes, 2.85%,
  01/30/06                                         20,000        20,572
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes, 5.00%,
  06/15/07                                         50,000        54,480
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.00%,
  06/15/12                                         30,000        33,988
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.80%,
  11/01/05                                        360,000       401,936
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                    70,000        68,888
-----------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                    70,000        70,431
-----------------------------------------------------------------------
  Global Notes, 5.13%, 05/09/08                    60,000        59,485
-----------------------------------------------------------------------
  Medium Term Notes, 4.15%, 02/07/05              300,000       304,242
-----------------------------------------------------------------------
  Medium Term Notes, 6.38%, 01/30/04               55,000        56,319
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            175,000       183,222
-----------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05         75,000        84,086
-----------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09            100,000       121,075
-----------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 10/15/11                    75,000        85,499
-----------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               20,000        20,574
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06         50,000        55,404
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.00%, 05/09/05        100,000       111,573
-----------------------------------------------------------------------
International Lease Finance Corp., Notes,
  5.13%, 08/01/04                                  10,000        10,383
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                              $  125,000   $   139,463
-----------------------------------------------------------------------
Pemex Finance Ltd.-Series 1999-2, Class A1
  (Cayman Islands), Global Bonds, 9.69%,
  08/15/09                                        130,000       156,959
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $55,070)(c)                                      50,000        54,545
-----------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                         50,000        64,682
-----------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                        235,000       237,343
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          125,000       140,710
=======================================================================
                                                              4,360,636
=======================================================================

PACKAGED FOODS & MEATS-0.07%

Kraft Foods Inc., Global Notes,
  5.63%, 11/01/11                                  25,000        27,200
-----------------------------------------------------------------------
  6.25%, 06/01/12                                  35,000        39,552
=======================================================================
                                                                 66,752
=======================================================================

PHARMACEUTICALS-0.06%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           50,000        50,742
=======================================================================

PUBLISHING-0.30%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                  60,000        71,204
-----------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        175,000       197,577
=======================================================================
                                                                268,781
=======================================================================

REAL ESTATE-0.58%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 06/15/28               100,000       112,708
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              100,000       115,472
-----------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                    75,000        86,483
-----------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $74,852)(c)                                      75,000        79,164
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 100,000       121,867
=======================================================================
                                                                515,694
=======================================================================

REGIONAL BANKS-0.60%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $296,748)(c)                                    300,000       306,570
-----------------------------------------------------------------------
KeyBank N.A., Sr. Bank Notes, 4.10%, 06/30/05     100,000       104,506
-----------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 125,000       127,331
=======================================================================
                                                                538,407
=======================================================================

SOVEREIGN DEBT-0.77%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                     $  125,000   $   137,767
-----------------------------------------------------------------------
New Brunswick (Province of) (Canada), Yankee
  Deb., 6.75%, 08/15/13                            30,000        37,279
-----------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                              $   50,000   $    65,180
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
SOVEREIGN DEBT-(CONTINUED)

United Mexican States (Mexico),
  Global Notes, 6.63%, 03/03/15                $   50,000   $    53,313
-----------------------------------------------------------------------
  Global Notes, 7.50%, 04/08/33                   110,000       117,013
-----------------------------------------------------------------------
  Medium Term Global Notes, 4.63%, 10/08/08        50,000        51,063
-----------------------------------------------------------------------
  Medium Term Global Notes, 6.38%, 01/16/13       210,000       223,125
=======================================================================
                                                                684,740
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.10%

Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.25%, 06/15/04                                  10,000        10,364
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                         75,000        77,611
=======================================================================
                                                                 87,975
=======================================================================

TRUCKING-0.06%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                                  50,000        58,482
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.22%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31             60,000        75,019
-----------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                           10,000        11,038
-----------------------------------------------------------------------
Telecorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                   50,000        61,125
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                          40,000        49,300
=======================================================================
                                                                196,482
=======================================================================
    Total Bonds & Notes (Cost $15,138,538)                   15,863,348
=======================================================================

ASSET-BACKED SECURITIES-0.50%

OTHER DIVERSIFIED FINANCIAL SERVICES-0.50%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $146,294)(c)                               138,752       150,603
-----------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost $198,931)(c)            200,000       241,806
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Collateral Trust,
  6.00%, 05/15/06                                  50,000        55,502
=======================================================================
    Total Asset-Backed Securities (Cost
      $392,354)                                                 447,911
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-11.83%

FEDERAL HOME LOAN BANK-0.04%

Unsec. Bonds,
  4.88%, 04/16/04                                  30,000        30,920
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.66%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 04/01/32                  $   86,871   $    91,374
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 05/01/32                     466,228       484,137
-----------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31                     202,132       214,885
-----------------------------------------------------------------------
  6.50%, 01/01/31 to 08/01/32                     665,048       692,354
=======================================================================
                                                              1,482,750
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.35%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 11/01/31                     659,075       690,298
-----------------------------------------------------------------------
  7.50%, 11/01/15                                  22,046        23,607
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                     772,385       814,783
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/33                   1,142,762     1,189,806
-----------------------------------------------------------------------
  5.00%, 06/01/18                                 500,000       517,271
-----------------------------------------------------------------------
  5.50%, 06/01/18                                 415,386       431,630
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23                     119,673       130,052
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/18                                 100,000       103,281
-----------------------------------------------------------------------
  6.00%, 07/01/33                                 700,000       727,344
-----------------------------------------------------------------------
  5.50%, 07/01/33(g)                            1,350,000     1,397,925
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 600,000       659,148
-----------------------------------------------------------------------
  6.20%, 06/13/17                                 200,000       218,596
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 300,000       327,117
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 200,000       216,896
=======================================================================
                                                              7,447,754
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.78%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                     204,251       217,550
-----------------------------------------------------------------------
  8.50%, 11/15/24                                 226,516       247,817
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  53,255        57,822
-----------------------------------------------------------------------
  6.50%, 03/15/29 to 06/15/32                     260,297       273,471
-----------------------------------------------------------------------
  7.00%, 09/15/31                                  97,045       102,527
-----------------------------------------------------------------------
  6.00%, 12/15/31                                 160,011       167,861
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 07/01/33                                 500,000       523,750
=======================================================================
                                                              1,590,798
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $10,379,078)                                     10,552,222
=======================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. TREASURY SECURITIES-6.66%

U.S. TREASURY NOTES-5.70%

2.13%, 10/31/04                                $1,075,000   $ 1,088,943
-----------------------------------------------------------------------
6.75%, 05/15/05(h)                                500,000       550,780
-----------------------------------------------------------------------
6.88%, 05/15/06                                   500,000       573,280
-----------------------------------------------------------------------
6.50%, 10/15/06                                   935,000     1,074,520
-----------------------------------------------------------------------
3.50%, 11/15/06                                   800,000       843,376
-----------------------------------------------------------------------
4.75%, 11/15/08                                   500,000       554,455
-----------------------------------------------------------------------
5.00%, 02/15/11                                   100,000       112,281
-----------------------------------------------------------------------
3.88%, 02/15/13                                   275,000       283,121
=======================================================================
                                                              5,080,756
=======================================================================

U.S. TREASURY BONDS-0.96%

7.50%, 11/15/16                                   500,000       679,530
-----------------------------------------------------------------------
6.25%, 08/15/23                                   145,000       177,693
=======================================================================
                                                                857,223
=======================================================================
    Total U.S. Treasury Securities (Cost
      $5,658,784)                                             5,937,979
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-6.57%

STIC Liquid Assets Portfolio(i)                 2,929,829   $ 2,929,829
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                         2,929,829     2,929,829
=======================================================================
    Total Money Market Funds (Cost
      $5,859,658)                                             5,859,658
=======================================================================
TOTAL INVESTMENTS-102.99% (Cost $88,059,606)                 91,845,525
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.99%)                        (2,662,874)
=======================================================================
NET ASSETS-100.00%                                          $89,182,651
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Debt Exchangeable into Common Shares
GO      - General Obligations Bonds
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Pass Through Asset Trust Securities
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $2,304,526, which represented 2.58% of the Fund's net assets. These securities are considered illiquid.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 06/30/03.
(e) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 06/30/03.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 section C.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section G and Note 7.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $88,059,606)  $ 91,845,525
-------------------------------------------------------------
Receivables for:
  Investments sold                                    653,248
-------------------------------------------------------------
  Investments matured (Note 9)                         29,044
-------------------------------------------------------------
  Fund shares sold                                     11,377
-------------------------------------------------------------
  Dividends and interest                              348,284
-------------------------------------------------------------
Investment for deferred compensation plan              22,441
=============================================================
    Total assets                                   92,909,919
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             3,579,440
-------------------------------------------------------------
  Fund shares reacquired                               50,530
-------------------------------------------------------------
  Deferred compensation plan                           22,441
-------------------------------------------------------------
Accrued administrative services fees                   46,805
-------------------------------------------------------------
Accrued distribution fees -- Series II                  1,138
-------------------------------------------------------------
Accrued transfer agent fees                             1,015
-------------------------------------------------------------
Accrued operating expenses                             25,899
=============================================================
    Total liabilities                               3,727,268
=============================================================
Net assets applicable to shares outstanding      $ 89,182,651
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $114,934,237
-------------------------------------------------------------
Undistributed net investment income                 2,502,339
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts          (32,036,429)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                         3,782,504
=============================================================
                                                 $ 89,182,651
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 87,040,312
_____________________________________________________________
=============================================================
Series II                                        $  2,142,339
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            9,258,590
_____________________________________________________________
=============================================================
Series II                                             228,623
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       9.40
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       9.37
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                          $   789,892
-------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $4,532)                                             330,713
-------------------------------------------------------------
Dividends from affiliated money market funds           29,824
=============================================================
    Total investment income                         1,150,429
_____________________________________________________________
=============================================================

EXPENSES:

Advisory fees                                         311,338
-------------------------------------------------------------
Administrative services fees                          114,512
-------------------------------------------------------------
Custodian fees                                         17,208
-------------------------------------------------------------
Distribution fees -- Series II                          1,725
-------------------------------------------------------------
Transfer agent fees                                     2,220
-------------------------------------------------------------
Trustees' fees                                          4,704
-------------------------------------------------------------
Other                                                  18,272
=============================================================
    Total expenses                                    469,979
=============================================================
Less: Fees waived and expenses paid indirectly           (597)
=============================================================
    Net expenses                                      469,382
=============================================================
Net investment income                                 681,047
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (3,468,133)
-------------------------------------------------------------
  Foreign currencies                                    1,768
-------------------------------------------------------------
  Futures contracts                                   (12,124)
-------------------------------------------------------------
  Option contracts written                             19,933
=============================================================
                                                   (3,458,556)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                             8,864,223
-------------------------------------------------------------
  Foreign currencies                                       77
-------------------------------------------------------------
  Futures contracts                                    32,786
=============================================================
                                                    8,897,086
=============================================================
Net gain from investment securities, foreign
  currencies, futures contracts and option
  contracts                                         5,438,530
=============================================================
Net increase in net assets resulting from
  operations                                      $ 6,119,577
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   681,047    $  1,788,118
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (3,458,556)    (16,085,136)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                   8,897,086      (4,164,060)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 6,119,577     (18,461,078)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --      (2,269,083)
-----------------------------------------------------------------------------------------
  Series II                                                            --         (18,693)
=========================================================================================
    Decrease in net assets resulting from distributions                --      (2,287,776)
=========================================================================================
Share transactions-net:
  Series I                                                     (1,806,350)     (1,822,445)
-----------------------------------------------------------------------------------------
  Series II                                                     1,270,825         775,141
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (535,525)     (1,047,304)
=========================================================================================
    Net increase (decrease) in net assets                       5,584,052     (21,796,158)
=========================================================================================

NET ASSETS:

  Beginning of period                                          83,598,599     105,394,757
=========================================================================================
  End of period                                               $89,182,651    $ 83,598,599
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these

                             AIM V.I. BALANCED FUND
     investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $595.

                             AIM V.I. BALANCED FUND

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $114,512 for such services, of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,549 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $1,725.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,381 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --       $     --
----------------------------------------------------------
Written                                 443         60,025
----------------------------------------------------------
Closed                                 (228)       (26,180)
----------------------------------------------------------
Exercised                              (188)       (32,414)
----------------------------------------------------------
Expired                                 (27)        (1,431)
==========================================================
End of period                            --       $     --
__________________________________________________________
==========================================================

NOTE 7--FUTURES CONTRACTS

On June 30, 2003, $250,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                 UNREALIZED
                        NO. OF        MONTH/        MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT      VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------
S&P 500 Index              2        Sep-03/Long    $486,650       $(3,728)
_____________________________________________________________________________
=============================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

                             AIM V.I. BALANCED FUND

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $ 2,283,751
-----------------------------------------------------------
December 31, 2009                                9,069,227
-----------------------------------------------------------
December 31, 2010                               16,216,953
===========================================================
Total capital loss carryforward                $27,569,931
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $37,533,388 and $34,526,224, respectively.

    Receivable for investment matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $548,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 5,280,328
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,310,874)
=============================================================
Net unrealized appreciation of investment
  securities                                      $ 2,969,454
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is
  $88,905,115.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2003             DECEMBER 31, 2002
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     648,671    $ 5,777,261     1,829,800    $ 17,783,774
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                   155,102      1,361,875        91,699         849,224
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --       259,028       2,269,083
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                        --             --         2,139          18,693
===================================================================================================================
Reacquired:
  Series I                                                    (863,354)    (7,583,611)   (2,334,627)    (21,875,302)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                   (10,427)       (91,050)       (9,890)        (92,776)
===================================================================================================================
                                                               (70,008)   $  (535,525)     (161,851)   $ (1,047,304)
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on January 24, 2002.

                             AIM V.I. BALANCED FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 SERIES I
                                              ---------------------------------------------------------------------------------
                                                                                                                 MAY 1, 1998
                                              SIX MONTHS                                                       (DATE OPERATIONS
                                                ENDED                      YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                               JUNE 30,        --------------------------------------------      DECEMBER 31,
                                                2003            2002        2001          2000       1999            1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  8.75         $ 10.84    $  12.46       $ 13.04    $ 11.14        $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.07(a)         0.18(a)     0.27(a)(b)    0.37(a)    0.31(a)        0.12
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.58           (2.02)      (1.70)        (0.93)      1.83           1.18
===============================================================================================================================
    Total from investment operations              0.65           (1.84)      (1.43)        (0.56)      2.14           1.30
===============================================================================================================================
Less distributions:
  Dividends from net investment income              --           (0.25)      (0.19)        (0.02)     (0.17)         (0.14)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --              --          --            --      (0.07)         (0.02)
===============================================================================================================================
    Total distributions                             --           (0.25)      (0.19)        (0.02)     (0.24)         (0.16)
===============================================================================================================================
Net asset value, end of period                 $  9.40         $  8.75    $  10.84       $ 12.46    $ 13.04        $ 11.14
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                   7.43%         (17.02)%    (11.43)%       (4.28)%    19.31%         13.02%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $87,040         $82,866    $105,395       $85,693    $48,307        $10,343
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets           1.13%(d)        1.17%       1.12%         1.10%      1.31%(e)       2.83%(e)(f)
===============================================================================================================================
Ratio of net investment income to average
  net assets                                      1.64%(d)        1.90%       2.37%(b)      2.80%     2.66%           3.71%(f)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(g)                          44%             90%         55%           49%        57%             9%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $82,319,771.
(e) Ratio of expenses to average net assets after fee waivers for the year ended December 31, 1999 and the period May 1, 1998 (date operations commenced) to December 31, 1998 were 1.21% and 1.18%, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                             AIM V.I. BALANCED FUND


                                                                          SERIES II
                                                              ---------------------------------
                                                                               JANUARY 24, 2002
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2003               2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.73             $ 10.70
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)             0.14(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.58               (1.86)
===============================================================================================
    Total from investment operations                              0.64               (1.72)
===============================================================================================
Less dividends from net investment income                           --               (0.25)
===============================================================================================
Net asset value, end of period                                  $ 9.37             $  8.73
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   7.33%             (16.12)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,142             $   733
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           1.38%(c)            1.42%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.39%(c)            1.65%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          44%                 90%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $1,391,786.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                             AIM V.I. BALANCED FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                       OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley         Robert H. Graham               Suite 100
                        Chairman and President         Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson             INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President       A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                Suite 100
                        Senior Vice President          Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                   TRANSFER AGENT
Carl Frischling         Senior Vice President          A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham        Dana R. Sutton                 Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                        Robert G. Alley                State Street Bank and Trust Company
Lewis F. Pennock        Vice President                 225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                 COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                        Melville B. Cox                3000 K N.W., Suite 500
Mark H. Williamson      Vice President                 Washington, D.C. 20007

                        Karen Dunn Kelley              COUNSEL TO THE TRUSTEES
                        Vice President                 Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                        Edgar M. Larsen                New York, NY 10022
                        Vice President
                                                       DISTRIBUTOR
                        Nancy L. Martin                A I M Distributors, Inc.
                        Secretary                      11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046




                             AIM V.I. BALANCED FUND

FUND DATA                                             AIM V.I. BASIC VALUE FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CONSUMER STAPLES                                   3.4%
CASH & OTHER                                       3.6%
ENERGY                                             7.0%
HEALTH CARE                                       11.0%
INFORMATION TECHNOLOGY                            15.5%
FINANCIALS                                        24.1%
INDUSTRIALS                                       19.2%
CONSUMER DISCRETIONARY                            16.2%


TOTAL NUMBER OF HOLDINGS*                           47

TOTAL NET ASSETS                        $377.5 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (9/10/01)                             -5.44%
  1 Year                                         -2.59

SERIES II SHARES
 Inception (9/10/01)                             -5.64%
  1 Year                                         -2.81

The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                  13.16%

SERIES II SHARES                                 13.07

S&P 500 INDEX (Broad Market Index)               11.75

RUSSELL 1000--Registered Trademark-- VALUE INDEX
(Style Specific Index)                           11.57

LIPPER LARGE CAP VALUE FUND INDEX
(Peer Group Index)                               10.75

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==================================================================================================================
TOP 10 EQUITY HOLDINGS*                                              TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------
 1. Tyco International Ltd. (Bermuda)            3.9%          1. Advertising                                 5.4%

 2. Computer Associates International, Inc.      3.8           2. Oil & Gas Drilling                          4.9

 3. Citigroup Inc.                               3.2           3. Data Processing & Outsourced Services       4.6

 4. Waste Management, Inc.                       3.0           4. Investment Banking & Brokerage              4.6

 5. Omnicom Group Inc.                           2.9           5. Diversified Commercial Services             4.6

 6. Target Corp.                                 2.7           6. Diversified Banks                           4.2

 7. First Data Corp.                             2.7           7. Building Products                           4.1

 8. Merrill Lynch & Co., Inc.                    2.7           8. Thrifts & Mortgage Finance                  4.1

 9. McKesson Corp.                               2.7           9. Industrial Conglomerates                    3.9

10. Waters Corp.                                 2.6          10. Systems Software                            3.8

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: R. Canon Coleman II, Matthew W. Seinsheimer, Michael J. Simon and Bret W. Stanley.

o AIM V.I. Basic Value Fund seeks long-term capital growth by investing primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price to book ratios and lower forecasted growth values.

o The unmanaged Lipper Large Cap Value Fund Index represents an average of the performance of the 30 largest large-capitalization value stocks tracked by Lipper, Inc., an independent mutual fund performance monitor.

o   The unmanaged Standard & Poor's 500 Composite Index of 500 stocks (the S&P
    500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

                                                                     VIBVA-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.31%

ADVERTISING-5.42%

Interpublic Group of Cos., Inc. (The)(a)          647,500   $  8,663,550
------------------------------------------------------------------------
Omnicom Group Inc.                                139,850     10,027,245
========================================================================
                                                              18,690,795
========================================================================

AEROSPACE & DEFENSE-1.49%

Honeywell International Inc.                      190,700      5,120,295
========================================================================

APPAREL RETAIL-2.54%

Gap, Inc. (The)                                   466,100      8,744,036
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.29%

Bank of New York Co., Inc. (The)                  272,900      7,845,875
------------------------------------------------------------------------
Janus Capital Group Inc.                          212,750      3,489,100
========================================================================
                                                              11,334,975
========================================================================

BUILDING PRODUCTS-4.13%

American Standard Cos. Inc.(a)                     95,650      7,071,404
------------------------------------------------------------------------
Masco Corp.                                       299,550      7,144,267
========================================================================
                                                              14,215,671
========================================================================

COMMUNICATIONS EQUIPMENT-0.95%

Motorola, Inc.                                    348,150      3,283,054
========================================================================

CONSUMER ELECTRONICS-1.02%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              184,500      3,525,795
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.64%

Ceridian Corp.(a)                                 394,650      6,697,210
------------------------------------------------------------------------
First Data Corp.                                  224,050      9,284,632
========================================================================
                                                              15,981,842
========================================================================

DIVERSIFIED BANKS-4.23%

Bank of America Corp.                             101,100      7,989,933
------------------------------------------------------------------------
Bank One Corp.                                    177,500      6,599,450
========================================================================
                                                              14,589,383
========================================================================

DIVERSIFIED CAPITAL MARKETS-2.29%

J.P. Morgan Chase & Co.                           230,950      7,893,871
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.57%

Cendant Corp.(a)                                  469,750      8,605,820
------------------------------------------------------------------------
H &R Block, Inc.                                  165,250      7,147,062
========================================================================
                                                              15,752,882
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-2.56%

Waters Corp.(a)                                   303,350   $  8,836,586
========================================================================

EMPLOYMENT SERVICES-0.79%

Robert Half International Inc.(a)                 143,150      2,711,261
========================================================================

ENVIRONMENTAL SERVICES-3.02%

Waste Management, Inc.                            432,200     10,411,698
========================================================================

FOOD RETAIL-3.40%

Kroger Co. (The)(a)                               493,450      8,230,746
------------------------------------------------------------------------
Safeway Inc.(a)                                   170,800      3,494,568
========================================================================
                                                              11,725,314
========================================================================

GENERAL MERCHANDISE STORES-2.71%

Target Corp.                                      246,750      9,337,020
========================================================================

HEALTH CARE DISTRIBUTORS-2.66%

McKesson Corp.                                    256,300      9,160,162
========================================================================

HEALTH CARE FACILITIES-2.12%

HCA Inc.                                          228,200      7,311,528
========================================================================

HEALTH CARE SERVICES-2.02%

IMS Health Inc.                                   386,450      6,952,236
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.67%

Starwood Hotels & Resorts Worldwide, Inc.         200,800      5,740,872
========================================================================

INDUSTRIAL CONGLOMERATES-3.88%

Tyco International Ltd. (Bermuda)                 704,650     13,374,257
========================================================================

INDUSTRIAL MACHINERY-1.32%

Parker-Hannifin Corp.                             108,550      4,558,015
========================================================================

INVESTMENT BANKING & BROKERAGE-4.62%

Merrill Lynch & Co., Inc.                         197,200      9,205,296
------------------------------------------------------------------------
Morgan Stanley                                    156,950      6,709,613
========================================================================
                                                              15,914,909
========================================================================

LEISURE PRODUCTS-0.76%

Mattel, Inc.                                      137,700      2,605,284
========================================================================

MANAGED HEALTH CARE-1.85%

UnitedHealth Group Inc.                           127,000      6,381,750
========================================================================

MOVIES & ENTERTAINMENT-2.07%

Walt Disney Co. (The)                             360,550      7,120,863
========================================================================

OIL & GAS DRILLING-4.93%

ENSCO International Inc.                          231,650      6,231,385
------------------------------------------------------------------------

                           AIM V.I. BASIC VALUE FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
OIL & GAS DRILLING-(CONTINUED)

Nabors Industries, Ltd. (Bermuda)(a)               93,650   $  3,703,858
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)               320,400      7,039,188
========================================================================
                                                              16,974,431
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.07%

Weatherford International Ltd. (Bermuda)(a)       170,350      7,137,665
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.18%

Citigroup Inc.                                    255,850     10,950,380
========================================================================

PHARMACEUTICALS-2.30%

Wyeth                                             173,800      7,916,590
========================================================================

PROPERTY & CASUALTY INSURANCE-2.39%

ACE Ltd. (Cayman Islands)                         240,200      8,236,458
========================================================================

SEMICONDUCTOR EQUIPMENT-3.54%

Applied Materials, Inc.(a)                        331,600      5,259,176
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         189,400      6,936,017
========================================================================
                                                              12,195,193
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.77%

Computer Associates International, Inc.           582,400   $ 12,975,872
========================================================================

THRIFTS & MORTGAGE FINANCE-4.11%

Fannie Mae                                         93,100      6,278,664
------------------------------------------------------------------------
MGIC Investment Corp.                              75,850      3,537,644
------------------------------------------------------------------------
Radian Group Inc.                                 118,300      4,335,695
========================================================================
                                                              14,152,003
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $302,917,492)                          331,812,946
========================================================================
MONEY MARKET FUNDS-6.80%

STIC Liquid Assets Portfolio(b)                11,712,261     11,712,261
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        11,712,261     11,712,261
========================================================================
    Total Money Market Funds (Cost
      $23,424,522)                                            23,424,522
========================================================================
TOTAL INVESTMENTS-103.11% (Cost $326,342,014)                355,237,468
========================================================================
OTHER ASSETS LESS LIABILITIES-(3.11%)                        (10,710,853)
========================================================================
NET ASSETS-100.00%                                          $344,526,615
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $326,342,014)                                  $355,237,468
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,531,966
-------------------------------------------------------------
  Fund shares sold                                  1,236,300
-------------------------------------------------------------
  Dividends                                           216,268
-------------------------------------------------------------
Investment for deferred compensation plan               4,869
-------------------------------------------------------------
Other assets                                              756
=============================================================
    Total assets                                  358,227,627
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            13,298,008
-------------------------------------------------------------
  Fund shares reacquired                              109,165
-------------------------------------------------------------
  Deferred compensation plan                            4,869
-------------------------------------------------------------
Accrued administrative services fees                  179,882
-------------------------------------------------------------
Accrued distribution fees -- Series II                 93,948
-------------------------------------------------------------
Accrued transfer agent fees                               383
-------------------------------------------------------------
Accrued operating expenses                             14,757
=============================================================
    Total liabilities                              13,701,012
=============================================================
Net assets applicable to shares outstanding      $344,526,615
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $327,991,106
-------------------------------------------------------------
Undistributed net investment income (loss)            (50,631)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (12,309,314)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       28,895,454
=============================================================
                                                 $344,526,615
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $174,075,126
_____________________________________________________________
=============================================================
Series II                                        $170,451,489
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           19,271,304
_____________________________________________________________
=============================================================
Series II                                          18,932,335
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       9.03
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       9.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,936)                                        $ 1,247,429
------------------------------------------------------------
Dividends from affiliated money market funds          86,614
============================================================
    Total investment income                        1,334,043
============================================================

EXPENSES:

Advisory fees                                        929,909
------------------------------------------------------------
Administrative services fees                         348,044
------------------------------------------------------------
Custodian fees                                         8,474
------------------------------------------------------------
Distribution fees -- Series II                       164,408
------------------------------------------------------------
Transfer agent fees                                    1,447
------------------------------------------------------------
Trustees' fees                                         5,234
------------------------------------------------------------
Other                                                 11,673
============================================================
    Total expenses                                 1,469,189
============================================================
Less: Fees waived and expenses paid indirectly        (1,425)
============================================================
    Net expenses                                   1,467,764
============================================================
Net investment income (loss)                        (133,721)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (6,762,455)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           44,810,809
============================================================
Net gain from investment securities               38,048,354
============================================================
Net increase in net assets resulting from
  operations                                     $37,914,633
____________________________________________________________
============================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (133,721)   $     86,137
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (6,762,455)     (5,434,212)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       44,810,809     (16,952,445)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 37,914,633     (22,300,520)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --          (1,149)
------------------------------------------------------------------------------------------
  Series II                                                             --          (1,176)
==========================================================================================
    Decrease in net assets resulting from distributions                 --          (2,325)
==========================================================================================
Share transactions-net:
  Series I                                                      57,392,059      95,319,632
------------------------------------------------------------------------------------------
  Series II                                                     46,706,450     109,345,836
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        104,098,509     204,665,468
==========================================================================================
    Net increase in net assets                                 142,013,142     182,362,623
==========================================================================================

NET ASSETS:

  Beginning of period                                          202,513,473      20,150,850
==========================================================================================
  End of period                                               $344,526,615    $202,513,473
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency

                           AIM V.I. BASIC VALUE FUND
     and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily nest assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $1,412.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $348,044 for such services of which AIM retained $34,459 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $7,595 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $164,408.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,483 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $11 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $13.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                               $    4,100
-----------------------------------------------------------
December 31, 2010                                5,253,988
===========================================================
Total capital loss carryforward                 $5,258,088
___________________________________________________________
===========================================================

                           AIM V.I. BASIC VALUE FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $129,670,253 and $30,625,760, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities    $33,960,546
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (5,231,314)
=========================================================================
Net unrealized appreciation of investment securities          $28,729,232
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $326,508,236.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     8,608,483    $ 70,212,773    11,859,976    $108,027,378
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    6,478,625      52,232,001    13,491,664     112,789,473
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --           143           1,149
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --           147           1,176
======================================================================================================================
Reacquired:
  Series I                                                    (1,611,042)    (12,820,714)   (1,501,923)    (12,708,895)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (684,911)     (5,525,551)     (403,230)     (3,444,813)
======================================================================================================================
                                                              12,791,155    $104,098,509    23,446,777    $204,665,468
______________________________________________________________________________________________________________________
======================================================================================================================

                           AIM V.I. BASIC VALUE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   SERIES I
                                                              ---------------------------------------------------
                                                                                               SEPTEMBER 10, 2001
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED          YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                                 2003             2002               2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   7.98          $ 10.25            $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.00             0.02(a)            0.01
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.05            (2.29)              0.25
=================================================================================================================
    Total from investment operations                               1.05            (2.27)              0.26
=================================================================================================================
Less distributions from net investment income                        --            (0.00)             (0.01)
=================================================================================================================
Net asset value, end of period                                 $   9.03          $  7.98            $ 10.25
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   13.16%          (22.15)%             2.63%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $174,075          $97,916            $19,638
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.02%(c)         1.16%              1.27%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.02%(c)         1.16%              2.61%(d)
=================================================================================================================
Ratio of net investment income to average net assets               0.02%(c)         0.18%              0.28%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           12%              22%                 4%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $126,036,179.
(d) Annualized.
(e) Not annualized for periods less than one year.


                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                               SEPTEMBER 10, 2001
                                                              SIX MONTHS                        (DATE OPERATIONS
                                                                ENDED           YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                                 2003             2002               2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   7.96          $  10.25            $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)            (0.01)(a)          0.00
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.05             (2.28)             0.26
=================================================================================================================
    Total from investment operations                               1.04             (2.29)             0.26
=================================================================================================================
Less distributions from net investment income                        --             (0.00)            (0.01)
=================================================================================================================
Net asset value, end of period                                 $   9.00          $   7.96            $10.25
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   13.07%           (22.34)%            2.58%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $170,451          $104,597            $  513
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.27%(c)          1.41%             1.44%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.27%(c)          1.41%             2.88%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.23)%(c)        (0.07)%            0.12%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           12%               22%                4%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $132,616,263.
(d) Annualized.
(e) Not annualized for periods less than one year.

                           AIM V.I. BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES      OFFICERS                        OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley        Robert H. Graham                Suite 100
                       Chairman and President          Houston, TX 77046
Bruce L. Crockett
                       Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden       Executive Vice President        A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.    Kevin M. Carome                 Suite 100
                       Senior Vice President           Houston, TX 77046
Jack M. Fields
                       Gary T. Crum                    TRANSFER AGENT
Carl Frischling        Senior Vice President           A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham       Dana R. Sutton                  Houston, TX 77210-4739
                       Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                       Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock       Vice President                  225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley        Stuart W. Coco
                       Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                       Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson     Vice President                  Washington, D.C. 20007

                       Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                       Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                       Edgar M. Larsen                 New York, NY 10022
                       Vice President
                                                       DISTRIBUTOR
                       Nancy L. Martin                 A I M Distributors, Inc.
                       Secretary                       11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046




                           AIM V.I. BASIC VALUE FUND

FUND DATA                                               AIM V.I. BLUE CHIP FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CONSUMER STAPLES                                            9.4%
CONSUMER DISCRETIONARY                                     11.2%
HEALTH CARE                                                17.9%
FINANCIALS                                                 19.4%
INFORMATION TECHNOLOGY                                     20.4%
INDUSTRIALS                                                 6.7%
CASH AND OTHER                                              5.5%
ENERGY                                                      4.9%
MATERIALS, UTILITIES & TELECOMUNICATION SERVICES            4.6%

TOTAL NUMBER OF HOLDINGS*                                    86

TOTAL NET ASSETS                                  $90.7 MILLION

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (12/29/99)                                    -14.31%
  1 Year                                                  -1.19

SERIES II SHARES**
 Inception                                               -14.52%
  1 Year                                                  -1.53

**Series II shares were first offered on 3/13/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 12/29/99), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                           10.86%

SERIES II SHARES                                          10.69

S&P 500 INDEX                                             11.75
(Broad Market Index)

RUSSELL 1000--Registered Trademark-- INDEX                12.34
(Style-Specific Index)

LIPPER LARGE-CAP CORE FUND INDEX                          10.15
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==================================================================================================
TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------
 1. Pfizer Inc.                    3.5%          1. Pharmaceuticals                           9.0%

 2. Citigroup Inc.                 3.4           2. Systems Software                          5.5

 3. Microsoft Corp.                3.3           3. Health Care Equipment                     4.5

 4. General Electric Co.           3.1           4. Semiconductors                            4.5

 5. Wal-Mart Stores, Inc.          3.0           5. Investment Banking & Brokerage            4.0

 6. Exxon Mobil Corp.              2.9           6. Diversified Banks                         3.7

 7. Cisco Systems, Inc.            2.3           7. Other Diversified Financial Services      3.4

 8. Bank of America Corp.          2.2           8. Computer Hardware                         3.3

 9. Johnson & Johnson              2.2           9. Household Products                        3.1

10. Amgen Inc.                     2.0          10. Industrial Conglomerates                  3.1

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   The fund's management team is composed of: Kirk L. Anderson and Monika H.
    Degan.

o AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital with a secondary objective of current income.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 1000--Registered Trademark-- Index represents the performance of stocks of large-capitalization companies.

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

                                                                     VIBCH-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.50%

ADVERTISING-1.08%

Omnicom Group Inc.                                 13,700   $   982,290
=======================================================================

AEROSPACE & DEFENSE-2.00%

Lockheed Martin Corp.                              14,400       685,008
-----------------------------------------------------------------------
United Technologies Corp.                          15,900     1,126,197
=======================================================================
                                                              1,811,205
=======================================================================

ALUMINUM-0.51%

Alcoa Inc.                                         18,200       464,100
=======================================================================

APPAREL RETAIL-0.63%

Gap, Inc. (The)                                    30,400       570,304
=======================================================================

BIOTECHNOLOGY-2.00%

Amgen Inc.(a)                                      27,300     1,813,812
=======================================================================

BREWERS-0.77%

Anheuser-Busch Cos., Inc.                          13,700       699,385
=======================================================================

BROADCASTING & CABLE TV-0.89%

Clear Channel Communications, Inc.(a)              19,000       805,410
=======================================================================

CASINOS & GAMING-0.37%

International Game Technology                       3,300       337,689
=======================================================================

COMMUNICATIONS EQUIPMENT-2.65%

Cisco Systems, Inc.(a)                            124,700     2,081,243
-----------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            19,700       323,671
=======================================================================
                                                              2,404,914
=======================================================================

COMPUTER HARDWARE-3.28%

Dell Computer Corp.(a)                             47,100     1,505,316
-----------------------------------------------------------------------
Hewlett-Packard Co.                                18,200       387,660
-----------------------------------------------------------------------
International Business Machines Corp.              13,100     1,080,750
=======================================================================
                                                              2,973,726
=======================================================================

CONSUMER FINANCE-2.23%

American Express Co.                               29,300     1,225,033
-----------------------------------------------------------------------
SLM Corp.                                          20,400       799,068
=======================================================================
                                                              2,024,101
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.03%

First Data Corp.                                   28,100     1,164,464
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                    19,000       676,590
=======================================================================
                                                              1,841,054
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

DEPARTMENT STORES-0.54%

Kohl's Corp.(a)                                     9,500   $   488,110
=======================================================================

DIVERSIFIED BANKS-3.67%

Bank of America Corp.                              25,100     1,983,653
-----------------------------------------------------------------------
Wells Fargo & Co.                                  26,600     1,340,640
=======================================================================
                                                              3,324,293
=======================================================================

DIVERSIFIED CAPITAL MARKETS-1.29%

J.P. Morgan Chase & Co.                            34,300     1,172,374
=======================================================================

DIVERSIFIED CHEMICALS-0.28%

E. I. Du Pont de Nemours and Co.                    6,100       254,004
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.98%

Apollo Group, Inc.-Class A(a)                       9,100       562,016
-----------------------------------------------------------------------
H&R Block, Inc.                                     7,600       328,700
=======================================================================
                                                                890,716
=======================================================================

ELECTRIC UTILITIES-1.61%

Dominion Resources, Inc.                            6,500       417,755
-----------------------------------------------------------------------
FPL Group, Inc.                                     7,800       521,430
-----------------------------------------------------------------------
Southern Co. (The)                                 16,700       520,372
=======================================================================
                                                              1,459,557
=======================================================================

FOOD DISTRIBUTORS-1.06%

SYSCO Corp.                                        31,900       958,276
=======================================================================

FOOTWEAR-0.48%

NIKE, Inc.-Class B                                  8,100       433,269
=======================================================================

GENERAL MERCHANDISE STORES-0.79%

Target Corp.                                       19,000       718,960
=======================================================================

HEALTH CARE DISTRIBUTORS-0.62%

Cardinal Health, Inc.                               8,700       559,410
=======================================================================

HEALTH CARE EQUIPMENT-4.46%

Boston Scientific Corp.(a)                         17,900     1,093,690
-----------------------------------------------------------------------
Medtronic, Inc.                                    29,600     1,419,912
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          10,600       609,500
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           20,500       923,525
=======================================================================
                                                              4,046,627
=======================================================================

HEALTH CARE FACILITIES-0.51%

HCA Inc.                                           14,400       461,376
=======================================================================

HOME IMPROVEMENT RETAIL-1.74%

Home Depot, Inc. (The)                             47,600     1,576,512
=======================================================================

                            AIM V.I. BLUE CHIP FUND

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-0.58%

Carnival Corp. (Panama)                            16,100   $   523,411
=======================================================================

HOUSEHOLD PRODUCTS-3.06%

Colgate-Palmolive Co.                              17,600     1,019,920
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                         19,700     1,756,846
=======================================================================
                                                              2,776,766
=======================================================================

HYPERMARKETS & SUPER CENTERS-3.01%

Wal-Mart Stores, Inc.                              50,900     2,731,803
=======================================================================

INDUSTRIAL CONGLOMERATES-3.06%

General Electric Co.                               96,700     2,773,356
=======================================================================

INDUSTRIAL GASES-0.52%

Air Products & Chemicals, Inc.                     11,300       470,080
=======================================================================

INTEGRATED OIL & GAS-2.85%

Exxon Mobil Corp.                                  72,000     2,585,520
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.04%

BellSouth Corp.                                    10,600       282,278
-----------------------------------------------------------------------
SBC Communications Inc.                            25,800       659,190
=======================================================================
                                                                941,468
=======================================================================

INTERNET RETAIL-0.54%

eBay Inc.(a)                                        4,700       489,646
=======================================================================

INVESTMENT BANKING & BROKERAGE-3.95%

Goldman Sachs Group, Inc. (The)                    16,100     1,348,375
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          24,300     1,134,324
-----------------------------------------------------------------------
Morgan Stanley                                     25,800     1,102,950
=======================================================================
                                                              3,585,649
=======================================================================

LIFE & HEALTH INSURANCE-0.68%

Prudential Financial, Inc.                         18,200       612,430
=======================================================================

MANAGED HEALTH CARE-1.31%

UnitedHealth Group Inc.                            23,600     1,185,900
=======================================================================

MOTORCYCLE MANUFACTURERS-0.21%

Harley-Davidson, Inc.                               4,800       191,328
=======================================================================

MOVIES & ENTERTAINMENT-1.83%

Viacom Inc.-Class B(a)                             38,000     1,659,080
=======================================================================

MULTI-LINE INSURANCE-1.39%

American International Group, Inc.                 22,800     1,258,104
=======================================================================

OIL & GAS DRILLING-1.14%

Nabors Industries, Ltd. (Bermuda)(a)               14,100       557,655
-----------------------------------------------------------------------
ENSCO International Inc.                           17,700       476,130
=======================================================================
                                                              1,033,785
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.92%

Schlumberger Ltd. (Netherlands)                    17,500   $   832,475
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.37%

Citigroup Inc.                                     71,400     3,055,920
=======================================================================

PHARMACEUTICALS-9.01%

Allergan, Inc.                                     11,400       878,940
-----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       15,900       870,525
-----------------------------------------------------------------------
Johnson & Johnson                                  38,000     1,964,600
-----------------------------------------------------------------------
Pfizer Inc.                                        93,000     3,175,950
-----------------------------------------------------------------------
Wyeth                                              28,100     1,279,955
=======================================================================
                                                              8,169,970
=======================================================================

RAILROADS-0.61%

Canadian National Railway Co. (Canada)             11,400       550,164
=======================================================================

REGIONAL BANKS-1.06%

Fifth Third Bancorp                                16,700       957,578
=======================================================================

SEMICONDUCTOR EQUIPMENT-2.41%

Applied Materials, Inc.(a)                         59,400       942,084
-----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                13,600       632,264
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          16,700       611,571
=======================================================================
                                                              2,185,919
=======================================================================

SEMICONDUCTORS-4.46%

Analog Devices, Inc.(a)                            24,300       846,126
-----------------------------------------------------------------------
Intel Corp.                                        49,800     1,035,043
-----------------------------------------------------------------------
Linear Technology Corp.                            19,700       634,537
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                    11,400       389,766
-----------------------------------------------------------------------
Microchip Technology Inc.                          20,500       504,915
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                    25,100       635,281
=======================================================================
                                                              4,045,668
=======================================================================

SOFT DRINKS-1.54%

Coca-Cola Co. (The)                                14,400       668,304
-----------------------------------------------------------------------
PepsiCo, Inc.                                      16,300       725,350
=======================================================================
                                                              1,393,654
=======================================================================

SPECIALTY STORES-1.50%

Bed Bath & Beyond Inc.(a)                          25,000       970,250
-----------------------------------------------------------------------
Staples, Inc.(a)                                   21,500       394,525
=======================================================================
                                                              1,364,775
=======================================================================

SYSTEMS SOFTWARE-5.54%

Microsoft Corp.                                   118,400     3,032,224
-----------------------------------------------------------------------
Oracle Corp.(a)                                    93,000     1,117,860
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                          30,400       871,568
=======================================================================
                                                              5,021,652
=======================================================================

                            AIM V.I. BLUE CHIP FUND

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.78%

Fannie Mae                                         23,900   $ 1,611,816
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.66%

Vodafone Group PLC-ADR (United Kingdom)            30,400       597,360
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $85,101,808)                           85,676,751
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.55%

0.80%, 09/18/03 (Cost $499,117)(b)             $500,000(c)      499,117
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS--6.14%

STIC Liquid Assets Portfolio(d)                 2,784,835     2,784,835
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         2,784,835     2,784,835
=======================================================================
    Total Money Market Funds (Cost
      $5,569,670)                                             5,569,670
=======================================================================
TOTAL INVESTMENTS-101.19% (Cost $91,170,595)                 91,745,538
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.19%)                        (1,081,831)
=======================================================================
NET ASSETS-100.00%                                          $90,663,707
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section E and Note 6.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $91,170,595)  $ 91,745,538
-------------------------------------------------------------
Receivables for:
  Investments sold                                    124,841
-------------------------------------------------------------
  Fund shares sold                                    241,173
-------------------------------------------------------------
  Dividends                                            50,418
-------------------------------------------------------------
Investment for deferred compensation plan              14,263
-------------------------------------------------------------
Other assets                                              747
=============================================================
    Total assets                                   92,176,980
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,188,872
-------------------------------------------------------------
  Fund shares reacquired                              235,409
-------------------------------------------------------------
  Deferred compensation plan                           14,263
-------------------------------------------------------------
Accrued administrative services fees                   48,435
-------------------------------------------------------------
Accrued distribution fees -- Series II                    313
-------------------------------------------------------------
Accrued transfer agent fees                             1,674
-------------------------------------------------------------
Accrued operating expenses                             24,307
=============================================================
    Total liabilities                               1,513,273
=============================================================
Net assets applicable to shares outstanding      $ 90,663,707
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $115,862,913
-------------------------------------------------------------
Undistributed net investment income                    19,807
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts     (25,733,487)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                    514,474
=============================================================
                                                 $ 90,663,707
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 90,099,146
_____________________________________________________________
=============================================================
Series II                                        $    564,561
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           15,483,386
_____________________________________________________________
=============================================================
Series II                                              97,328
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       5.82
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       5.80
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,492)                                         $   440,547
-------------------------------------------------------------
Dividends from affiliated money market funds           22,486
-------------------------------------------------------------
Interest                                                2,845
=============================================================
    Total investment income                           465,878
=============================================================

EXPENSES:

Advisory fees                                         273,851
-------------------------------------------------------------
Administrative services fees                          112,096
-------------------------------------------------------------
Custodian fees                                         16,557
-------------------------------------------------------------
Distribution fees -- Series II                            525
-------------------------------------------------------------
Transfer agent fees                                     3,313
-------------------------------------------------------------
Trustees' fees                                          4,663
-------------------------------------------------------------
Other                                                  18,890
=============================================================
    Total expenses                                    429,895
=============================================================
Less: Fees waived and expenses paid indirectly           (344)
=============================================================
    Net expenses                                      429,551
=============================================================
Net investment income                                  36,327
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (2,517,062)
-------------------------------------------------------------
  Futures contracts                                   350,034
=============================================================
                                                   (2,167,028)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             9,953,167
-------------------------------------------------------------
  Futures contracts                                   (17,155)
=============================================================
                                                    9,936,012
=============================================================
Net gain from investment securities and futures
  contracts                                         7,768,984
=============================================================
Net increase in net assets resulting from
  operations                                      $ 7,805,311
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    36,327    $    (18,314)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                          (2,167,028)    (15,015,065)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 9,936,012      (5,387,912)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 7,805,311     (20,421,291)
=========================================================================================
Share transactions-net:
  Series I                                                     16,850,980      25,763,748
-----------------------------------------------------------------------------------------
  Series II                                                       244,584         291,643
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              17,095,564      26,055,391
=========================================================================================
    Net increase in net assets                                 24,900,875       5,634,100
=========================================================================================

NET ASSETS:

  Beginning of period                                          65,762,832      60,128,732
=========================================================================================
  End of period                                               $90,663,707    $ 65,762,832
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is to achieve long-term growth of capital, with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the

                            AIM V.I. BLUE CHIP FUND
     account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $343.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $112,096 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $4,109 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $525.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,378 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees of $1 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

                            AIM V.I. BLUE CHIP FUND

NOTE 6--FUTURES CONTRACTS

On June 30, 2003, $195,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                    UNREALIZED
                            NO. OF       MONTH/        MARKET      APPRECIATION
CONTRACT                   CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Futures               12       Sep-03/Long   $2,919,900      $(60,468)
________________________________________________________________________________
================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
-----------------------------------------------------------------------------
December 31, 2008                                                $   427,121
-----------------------------------------------------------------------------
December 31, 2009                                                  5,392,628
-----------------------------------------------------------------------------
December 31, 2010                                                 11,780,141
=============================================================================
Total capital loss carryforward                                  $17,599,890
_____________________________________________________________________________
=============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $24,472,236 and $7,719,154, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $ 4,435,053
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (8,626,211)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(4,191,158)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $95,936,696.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003              DECEMBER 31, 2002
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     4,869,505    $26,700,425     7,212,098    $ 43,703,169
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      68,884        382,918        59,871         337,748
=====================================================================================================================
Reacquired:
  Series I                                                    (1,857,195)    (9,849,445)   (3,203,422)    (17,939,421)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (23,698)      (138,334)       (7,729)        (46,105)
=====================================================================================================================
                                                               3,057,496    $17,095,564     4,060,818    $ 26,055,391
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II commenced sales on March 13, 2002.

                            AIM V.I. BLUE CHIP FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                     ----------------------------------------------------------------------------
                                                                                                                DECEMBER 29, 1999
                                                     SIX MONTHS                                                 (DATE OPERATIONS
                                                       ENDED                YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                      JUNE 30,        -----------------------------------         DECEMBER 31,
                                                        2003           2002          2001          2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  5.25         $  7.11       $  9.18       $ 10.00            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.00            0.00(a)      (0.01)         0.02(a)           0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.57           (1.86)        (2.06)        (0.84)             0.00
=================================================================================================================================
    Total from investment operations                     0.57           (1.86)        (2.07)        (0.82)             0.00
=================================================================================================================================
Net asset value, end of period                        $  5.82         $  5.25       $  7.11       $  9.18            $10.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         10.86%         (26.16)%      (22.54)%       (8.18)%            0.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $90,099         $65,490       $60,129       $29,787            $1,000
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(d)               1.18%(c)        1.18%         1.26%         1.31%             1.30%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             0.11%(c)       (0.03)%       (0.17)%        0.07%             3.07%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 11%             38%           19%           15%               --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for the periods shown.
(c) Ratios are annualized and based on average daily net assets of $73,208,697.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.13% and 12.49% (annualized) for year ended December 31, 2000 and the period ended December 31, 1999, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                            AIM V.I. BLUE CHIP FUND

                                                                         SERIES II
                                                              -------------------------------
                                                                               MARCH 13, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 5.24            $  7.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00              (0.01)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.56              (1.75)
=============================================================================================
    Total from investment operations                              0.56              (1.76)
=============================================================================================
Net asset value, end of period                                  $ 5.80            $  5.24
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  10.69%            (25.14)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  565            $   273
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.43%(c)           1.43%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.14)%(c)         (0.28)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          11%                38%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $423,352.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                            AIM V.I. BLUE CHIP FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046







                            AIM V.I. BLUE CHIP FUND

FUND DATA                                    AIM V.I. CAPITAL APPRECIATION FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CONSUMER STAPLES                                  4.9%
ENERGY                                            4.9%
INDUSTRIALS                                       5.9%
FINANCIALS                                       10.5%
CONSUMER DISCRETIONARY                           19.4%
CASH & OTHER                                      3.5%
TELECOMMUNICATION SERVICES                        1.2%
INFORMATION TECHNOLOGY                           26.9%
HEALTH CARE                                      22.8%


TOTAL NUMBER OF HOLDINGS*                         120

TOTAL NET ASSETS                       $852.2 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)                              8.09%
  10 Years                                       8.01
   5 Years                                      -2.51
   1 Year                                       -1.82

SERIES II SHARES**
  10 Years                                       7.74%
   5 Years                                      -2.75
   1 Year                                       -2.04

**Series II shares were first offered on 8/21/01. Returns prior to that date are hypothetical results based on the performance of Series I shares from 6/30/93, adjusted to reflect Series II 12b-1 fees. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                           11.38%

SERIES II SHARES                                          11.23

S&P 500 INDEX (Broad Market Index)                        11.75

RUSSELL 1000--Registered Trademark-- GROWTH INDEX
(Style-Specific Index)                                    13.09

LIPPER MULTI-CAP GROWTH FUND INDEX
(Peer Group Index)                                        15.63

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==========================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                                      3.0%            1. Pharmaceuticals                           7.9%

 2. Pfizer Inc.                                          2.3             2. Semiconductors                            5.6

 3. Fiserv, Inc.                                         2.2             3. Health Care Equipment                     5.3

 4. Lockheed Martin Corp.                                2.0             4. Biotechnology                             3.9

 5. Amgen Inc.                                           1.9             5. Systems Software                          3.9

 6. Teva Pharmaceutical Industries Ltd.-ADR (Israel)     1.8             6. Semiconductor Equipment                   3.8

 7. CDW Corp.                                            1.7             7. Restaurants                               3.7

 8. Microchip Technology Inc.                            1.7             8. Communications Equipment                  3.1

 9. Wal-Mart Stores, Inc.                                1.7             9. Aerospace & Defense                       3.0

10. Dell Computer Corp.                                  1.6            10. Data Processing & Outsourced Services     3.0

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   AIM V.I. Capital Appreciation Fund seeks growth of capital.

o The fund's management team is composed of: Christian A. Costanzo, Robert Lloyd and Kenneth A. Zschappel.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 1000--Registered Trademark-- Growth Index is a subset of the unmanaged Russell 1000--Registered Trademark-- Index, which represents the performance of the stocks of large-capitalization companies; the Growth subset measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

                                                                     VICAP-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.54%

ADVERTISING-1.45%

Lamar Advertising Co.(a)                           350,700   $ 12,348,147
=========================================================================

AEROSPACE & DEFENSE-3.04%

L-3 Communications Holdings, Inc.(a)               212,800      9,254,672
-------------------------------------------------------------------------
Lockheed Martin Corp.                              350,700     16,682,799
=========================================================================
                                                               25,937,471
=========================================================================

AIR FREIGHT & LOGISTICS-0.36%

FedEx Corp.                                         49,200      3,051,876
=========================================================================

AIRLINES-0.94%

Southwest Airlines Co.                             467,600      8,042,720
=========================================================================

APPAREL RETAIL-2.90%

Abercrombie & Fitch Co.-Class A(a)                 163,700      4,650,717
-------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               116,900      2,460,745
-------------------------------------------------------------------------
Gap, Inc. (The)                                    701,400     13,158,264
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                               233,800      4,404,792
=========================================================================
                                                               24,674,518
=========================================================================

APPLICATION SOFTWARE-1.77%

Citrix Systems, Inc.(a)                            233,800      4,760,168
-------------------------------------------------------------------------
Intuit Inc.(a)                                     146,100      6,505,833
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                        98,200      3,791,502
=========================================================================
                                                               15,057,503
=========================================================================

BIOTECHNOLOGY-3.94%

Amgen Inc.(a)                                      245,500     16,311,020
-------------------------------------------------------------------------
Genzyme Corp.(a)                                   122,700      5,128,860
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           112,000      6,224,960
-------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      173,800      5,909,200
=========================================================================
                                                               33,574,040
=========================================================================

BROADCASTING & CABLE TV-2.05%

Clear Channel Communications, Inc.(a)              233,800      9,910,782
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                      87,700      2,231,965
-------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           175,400      5,332,160
=========================================================================
                                                               17,474,907
=========================================================================

CASINOS & GAMING-0.94%

MGM MIRAGE(a)                                      233,800      7,991,284
=========================================================================

CATALOG RETAIL-0.54%

InterActiveCorp.(a)                                116,900      4,625,733
=========================================================================

COMMUNICATIONS EQUIPMENT-3.07%

Cisco Systems, Inc.(a)                             818,400     13,659,096
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          233,800      2,892,106
-------------------------------------------------------------------------
Nokia Oyj (Finland)                                155,500   $  2,567,695
-------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)                1,461,400      3,945,780
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           131,700      3,139,728
=========================================================================
                                                               26,204,405
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.60%

Best Buy Co., Inc.(a)                              116,900      5,134,248
=========================================================================

COMPUTER HARDWARE-1.64%

Dell Computer Corp.(a)                             438,400     14,011,264
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.96%

EMC Corp.(a)                                       597,400      6,254,778
-------------------------------------------------------------------------
Western Digital Corp.(a)                           189,000      1,946,700
=========================================================================
                                                                8,201,478
=========================================================================

CONSUMER FINANCE-1.82%

American Express Co.                               206,500      8,633,765
-------------------------------------------------------------------------
SLM Corp.                                          175,500      6,874,335
=========================================================================
                                                               15,508,100
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.02%

Fiserv, Inc.(a)                                    527,012     18,766,897
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       268,700      6,962,017
=========================================================================
                                                               25,728,914
=========================================================================

DIVERSIFIED BANKS-0.89%

Bank of America Corp.                               58,500      4,623,255
-------------------------------------------------------------------------
Wells Fargo & Co.                                   58,500      2,948,400
=========================================================================
                                                                7,571,655
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.34%

Apollo Group, Inc.-Class A(a)                       46,800      2,890,368
=========================================================================

DRUG RETAIL-0.83%

Walgreen Co.                                       233,800      7,037,380
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.29%

Vishay Intertechnology, Inc.(a)                    186,700      2,464,440
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.41%

Molex Inc.                                         128,000      3,454,720
=========================================================================

EMPLOYMENT SERVICES-0.78%

Robert Half International Inc.(a)                  350,700      6,642,258
=========================================================================

FOOD DISTRIBUTORS-0.52%

SYSCO Corp.                                        146,100      4,388,844
=========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

FOOD RETAIL-0.33%

Whole Foods Market, Inc.(a)                         58,500   $  2,780,505
=========================================================================

FOOTWEAR-0.29%

NIKE, Inc.-Class B                                  46,200      2,471,238
=========================================================================

GENERAL MERCHANDISE STORES-0.93%

Dollar General Corp.                                68,700      1,254,462
-------------------------------------------------------------------------
Family Dollar Stores, Inc.                         175,400      6,691,510
=========================================================================
                                                                7,945,972
=========================================================================

HEALTH CARE DISTRIBUTORS-0.95%

Cardinal Health, Inc.                              125,300      8,056,790
=========================================================================

HEALTH CARE EQUIPMENT-5.26%

Biomet, Inc.                                       440,825     12,634,045
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                         126,300      7,716,930
-------------------------------------------------------------------------
Medtronic, Inc.                                    238,800     11,455,236
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          116,900      6,721,750
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           140,300      6,320,515
=========================================================================
                                                               44,848,476
=========================================================================

HEALTH CARE FACILITIES-0.43%

Health Management Associates, Inc.-Class A         199,400      3,678,930
=========================================================================

HEALTH CARE SERVICES-1.98%

AdvancePCS(a)                                      127,400      4,870,502
-------------------------------------------------------------------------
Caremark Rx, Inc.(a)                               469,000     12,043,920
=========================================================================
                                                               16,914,422
=========================================================================

HOME ENTERTAINMENT SOFTWARE-0.71%

Electronic Arts Inc.(a)                             81,800      6,052,382
=========================================================================

HOME IMPROVEMENT RETAIL-0.88%

Lowe's Cos., Inc.                                  175,400      7,533,430
=========================================================================

HOUSEHOLD PRODUCTS-1.00%

Procter & Gamble Co. (The)                          95,400      8,507,772
=========================================================================

HYPERMARKETS & SUPER CENTERS-1.66%

Wal-Mart Stores, Inc.                              263,000     14,115,210
=========================================================================

INDUSTRIAL MACHINERY-0.47%

Danaher Corp.                                       58,500      3,980,925
=========================================================================

INTEGRATED OIL & GAS-0.45%

Exxon Mobil Corp.                                  107,600      3,863,916
=========================================================================

INTERNET RETAIL-0.47%

eBay Inc.(a)                                        38,200      3,979,676
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.81%

Goldman Sachs Group, Inc. (The)                    111,100      9,304,625
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          205,900      9,611,412
-------------------------------------------------------------------------
Morgan Stanley                                     116,700      4,988,925
=========================================================================
                                                               23,904,962
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


LIFE & HEALTH INSURANCE-0.46%

AFLAC Inc.                                         128,600   $  3,954,450
=========================================================================

MANAGED HEALTH CARE-2.33%

Aetna Inc.                                          69,400      4,177,880
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            154,800      7,778,700
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                   94,200      7,941,060
=========================================================================
                                                               19,897,640
=========================================================================

MOTORCYCLE MANUFACTURERS-1.09%

Harley-Davidson, Inc.                              233,800      9,319,268
=========================================================================

MOVIES & ENTERTAINMENT-1.32%

Pixar, Inc.(a)                                      58,500      3,559,140
-------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             175,400      7,657,964
=========================================================================
                                                               11,217,104
=========================================================================

MULTI-LINE INSURANCE-1.14%

American International Group, Inc.                 175,400      9,678,572
=========================================================================

OIL & GAS DRILLING-1.95%

ENSCO International Inc.                           177,600      4,777,440
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               116,900      4,623,395
-------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                    116,900      4,009,670
-------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                146,100      3,209,817
=========================================================================
                                                               16,620,322
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.48%

BJ Services Co.(a)                                 136,700      5,107,112
-------------------------------------------------------------------------
Smith International, Inc.(a)                       105,200      3,865,048
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         87,700      3,674,630
=========================================================================
                                                               12,646,790
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.98%

Apache Corp.                                        61,400      3,994,684
-------------------------------------------------------------------------
Devon Energy Corp.                                  81,800      4,368,120
=========================================================================
                                                                8,362,804
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.17%

Citigroup Inc.                                     233,800     10,006,640
=========================================================================

PERSONAL PRODUCTS-0.55%

Gillette Co. (The)                                 146,100      4,654,746
=========================================================================

PHARMACEUTICALS-7.86%

Allergan, Inc.                                      34,100      2,629,110
-------------------------------------------------------------------------
Eli Lilly & Co.                                     45,800      3,158,826
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       103,500      5,666,625
-------------------------------------------------------------------------
Johnson & Johnson                                   83,500      4,316,950
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A               146,700      8,317,890
-------------------------------------------------------------------------
Pfizer Inc.                                        584,500     19,960,675
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         262,400     14,938,432
-------------------------------------------------------------------------
Wyeth                                              175,400      7,989,470
=========================================================================
                                                               66,977,978
=========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-0.58%

Chubb Corp. (The)                                   81,800   $  4,908,000
=========================================================================

PUBLISHING-0.53%

Gannett Co., Inc.                                   58,500      4,493,385
=========================================================================

RESTAURANTS-3.65%

Brinker International, Inc.(a)                     308,700     11,119,374
-------------------------------------------------------------------------
McDonald's Corp.                                   289,800      6,392,988
-------------------------------------------------------------------------
Outback Steakhouse, Inc.                           156,200      6,091,800
-------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                  81,800      4,025,378
-------------------------------------------------------------------------
Wendy's International, Inc.                        119,200      3,453,224
=========================================================================
                                                               31,082,764
=========================================================================

SEMICONDUCTOR EQUIPMENT-3.75%

Applied Materials, Inc.(a)                         501,100      7,947,446
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                203,300      9,451,417
-------------------------------------------------------------------------
Lam Research Corp.(a)                              467,600      8,514,996
-------------------------------------------------------------------------
Teradyne, Inc.(a)                                  350,700      6,070,617
=========================================================================
                                                               31,984,476
=========================================================================

SEMICONDUCTORS-5.63%

Analog Devices, Inc.(a)                            350,700     12,211,374
-------------------------------------------------------------------------
Linear Technology Corp.                            233,800      7,530,698
-------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         116,900      4,017,853
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    204,600      6,995,274
-------------------------------------------------------------------------
Microchip Technology Inc.                          592,625     14,596,354
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                262,000      2,640,960
=========================================================================
                                                               47,992,513
=========================================================================

SPECIALIZED FINANCE-0.90%

Moody's Corp.                                      146,100      7,700,931
=========================================================================

SPECIALTY STORES-1.80%

Bed Bath & Beyond Inc.(a)                          274,700     10,661,107
-------------------------------------------------------------------------
Staples, Inc.(a)                                   257,200      4,719,620
=========================================================================
                                                               15,380,727
=========================================================================

SYSTEMS SOFTWARE-3.92%

Adobe Systems Inc.                                  87,700   $  2,812,539
-------------------------------------------------------------------------
Microsoft Corp.                                    997,500     25,545,975
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                          175,400      5,028,718
=========================================================================
                                                               33,387,232
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.73%

CDW Corp.(a)                                       321,500     14,724,700
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.76%

New York Community Bancorp, Inc.                    14,400        418,896
-------------------------------------------------------------------------
Washington Mutual, Inc.                            146,100      6,033,930
=========================================================================
                                                                6,452,826
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.24%

Nextel Communications, Inc.-Class A(a)             238,500      4,312,080
-------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)              3,196,830      6,270,869
=========================================================================
                                                               10,582,949
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $709,808,481)                           822,677,696
=========================================================================

MONEY MARKET FUNDS-2.91%

STIC Liquid Assets Portfolio(b)                 12,384,833     12,384,833
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                         12,384,833     12,384,833
=========================================================================
    Total Money Market Funds (Cost
      $24,769,666)                                             24,769,666
=========================================================================
TOTAL INVESTMENTS-99.45% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $734,578,147)                 847,447,362
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.89%

STIC Liquid Assets Portfolio(b)(c)              16,149,700     16,149,700
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,149,700)                                       16,149,700
=========================================================================
TOTAL INVESTMENTS-101.34% (Cost $750,727,847)                 863,597,062
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.34%)                         (11,394,268)
=========================================================================
NET ASSETS-100.00%                                           $852,202,794
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $750,727,847)*                               $  863,597,062
-------------------------------------------------------------
Receivables for:
  Investments sold                                  6,720,076
-------------------------------------------------------------
  Fund shares sold                                    940,771
-------------------------------------------------------------
  Dividends                                           184,278
-------------------------------------------------------------
Investment for deferred compensation plan              49,593
-------------------------------------------------------------
Other assets                                            4,272
=============================================================
    Total assets                                  871,496,052
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,255,348
-------------------------------------------------------------
  Fund shares reacquired                            1,317,910
-------------------------------------------------------------
  Deferred compensation plan                           49,593
-------------------------------------------------------------
  Collateral upon return of securities loaned      16,149,700
-------------------------------------------------------------
Accrued administrative services fees                  352,067
-------------------------------------------------------------
Accrued distribution fees -- Series II                 22,558
-------------------------------------------------------------
Accrued transfer agent fees                             7,032
-------------------------------------------------------------
Accrued operating expenses                            139,050
=============================================================
    Total liabilities                              19,293,258
=============================================================
Net assets applicable to shares outstanding    $  852,202,794
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $1,221,533,842
-------------------------------------------------------------
Undistributed net investment income (loss)         (1,059,951)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (481,141,086)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               112,869,989
=============================================================
                                               $  852,202,794
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $  810,417,335
_____________________________________________________________
=============================================================
Series II                                      $   41,785,459
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           44,280,928
_____________________________________________________________
=============================================================
Series II                                           2,293,330
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        18.30
_____________________________________________________________
=============================================================
Series II:
  Net asset value and offering price per
    share                                      $        18.22
_____________________________________________________________
=============================================================

* At June 30, 2003, securities with an aggregate market value of $15,649,806 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $11,741)                                       $  2,207,512
-------------------------------------------------------------
Dividends from affiliated money market funds          160,625
-------------------------------------------------------------
Security lending income                                 2,799
=============================================================
    Total investment income                         2,370,936
=============================================================

EXPENSES:

Advisory fees                                       2,429,573
-------------------------------------------------------------
Administrative services fees                          755,322
-------------------------------------------------------------
Custodian fees                                         57,984
-------------------------------------------------------------
Distribution fees -- Series II                         39,101
-------------------------------------------------------------
Transfer agent fees                                     4,639
-------------------------------------------------------------
Trustees' fees                                          7,146
-------------------------------------------------------------
Other                                                  46,936
=============================================================
    Total expenses                                  3,340,701
=============================================================
Less: Fees waived and expenses paid indirectly         (2,752)
=============================================================
    Net expenses                                    3,337,949
=============================================================
Net investment income (loss)                         (967,013)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (60,717,769)
-------------------------------------------------------------
  Foreign currencies                                   66,537
=============================================================
                                                  (60,651,232)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                           147,844,059
-------------------------------------------------------------
  Foreign currencies                                      379
=============================================================
                                                  147,844,438
=============================================================
Net gain from investment securities and foreign
  currencies                                       87,193,206
=============================================================
Net increase in net assets resulting from
  operations                                     $ 86,226,193
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (967,013)   $   (2,676,481)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (60,651,232)     (155,812,148)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               147,844,438      (118,601,093)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 86,226,193      (277,089,722)
============================================================================================
Share transactions-net:
  Series I                                                     (35,051,031)     (123,222,717)
--------------------------------------------------------------------------------------------
  Series II                                                     14,096,755        23,479,493
============================================================================================
    Decrease in net assets resulting from share transactions   (20,954,276)      (99,743,224)
============================================================================================
    Net increase (decrease) in net assets                       65,271,917      (376,832,946)
============================================================================================

NET ASSETS:

  Beginning of period                                          786,930,877     1,163,763,823
============================================================================================
  End of period                                               $852,202,794    $  786,930,877
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in

                       AIM V.I. CAPITAL APPRECIATION FUND
     foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $2,746.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $755,322 for such services of which AIM retained $95,716 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $27,119 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $39,101.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $2,217 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees of $6 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $6.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities, determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $15,649,806 were on loan to brokers. The loans were secured by cash collateral of $16,149,700 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2003, the Fund received fees of $2,799 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $254,717,808
-----------------------------------------------------------
December 31, 2010                               156,444,344
===========================================================
Total capital loss carryforward                $411,162,152
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $251,036,151 and $280,896,412, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $149,332,437
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (40,113,589)
=============================================================
Net unrealized appreciation of investment
  securities                                     $109,218,848
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $754,378,214.

NOTE 9--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --       $     --
----------------------------------------------------------
Written                                 150         31,799
----------------------------------------------------------
Expired                                (150)       (31,799)
==========================================================
End of period                            --       $     --
__________________________________________________________
==========================================================


                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                DECEMBER 31, 2002
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     7,278,920    $ 125,114,403     10,379,924    $ 195,828,397
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,078,338       18,306,620      1,386,641       24,993,930
=========================================================================================================================
Reacquired:
  Series I                                                    (9,436,623)    (160,165,434)   (17,365,036)    (319,051,114)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (244,042)      (4,209,865)       (90,181)      (1,514,437)
=========================================================================================================================
                                                              (1,323,407)   $ (20,954,276)    (5,688,652)   $ (99,743,224)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2003            2002            2001             2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  16.43        $  21.72       $    30.84       $    35.58    $    25.20    $  21.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.02)(a)       (0.05)(a)        (0.05)(a)        (0.05)        (0.02)       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     1.89           (5.24)           (7.17)           (3.79)        11.17        4.12
=================================================================================================================================
    Total from investment operations             1.87           (5.29)           (7.22)           (3.84)        11.15        4.14
=================================================================================================================================
Less distributions:
  Dividends from net investment income             --              --               --               --         (0.02)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --            (1.90)           (0.90)        (0.75)      (0.65)
=================================================================================================================================
    Total distributions                            --              --            (1.90)           (0.90)        (0.77)      (0.69)
=================================================================================================================================
Net asset value, end of period               $  18.30        $  16.43       $    21.72       $    30.84    $    35.58    $  25.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 11.38%         (24.35)%         (23.28)%         (10.91)%       44.61%      19.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $810,417        $763,038       $1,160,236       $1,534,209    $1,131,217    $647,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          0.84%(c)        0.85%            0.85%            0.82%         0.73%       0.67%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.24)%(c)      (0.27)%          (0.22)%          (0.17)%       (0.06)%      0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         33%             67%              65%              98%           65%         83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $764,195,541.
(d)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                     SERIES II
                                                              -------------------------------------------------------
                                                              SIX MONTHS                          AUGUST 21, 2001
                                                                ENDED           YEAR ENDED     (DATE SALES COMMENCED)
                                                               JUNE 30,        DECEMBER 31,       TO DECEMBER 31,
                                                                 2003              2002                 2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.38           $ 21.70               $23.19
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)         (0.09)(a)            (0.04)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.87             (5.23)                0.45
=====================================================================================================================
    Total from investment operations                              1.84             (5.32)                0.41
=====================================================================================================================
  Less distributions from net realized gains                        --                --                (1.90)
=====================================================================================================================
Net asset value, end of period                                 $ 18.22           $ 16.38               $21.70
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  11.23%           (24.52)%               1.94%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $41,785           $23,893               $3,527
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.09%(c)          1.10%                1.09%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.49)%(c)        (0.52)%              (0.46)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          33%               67%                  65%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $31,540,193.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES       OFFICERS                       OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley         Robert H. Graham               Suite 100
                        Chairman and President         Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson             INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President       A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                Suite 100
                        Senior Vice President          Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                   TRANSFER AGENT
Carl Frischling         Senior Vice President          A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham        Dana R. Sutton                 Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                        Robert G. Alley                State Street Bank and Trust Company
Lewis F. Pennock        Vice President                 225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                 COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                        Melville B. Cox                3000 K N.W., Suite 500
Mark H. Williamson      Vice President                 Washington, D.C. 20007

                        Karen Dunn Kelley              COUNSEL TO THE TRUSTEES
                        Vice President                 Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                        Edgar M. Larsen                New York, NY 10022
                        Vice President
                                                       DISTRIBUTOR
                        Nancy L. Martin                A I M Distributors, Inc.
                        Secretary                      11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046




                       AIM V.I. CAPITAL APPRECIATION FUND

FUND DATA                                      AIM V.I. CAPITAL DEVELOPMENT FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

INDUSTRIALS                               9.5%
HEALTH CARE                              14.2%
CONSUMER DISCRETIONARY                   17.0%
FINANCIALS                               17.2%
INFORMATION TECHNOLOGY                   23.7%
CASH AND OTHER                            5.0%
MATERIALS                                 4.8%
ENERGY                                    4.7%
CONSUMER STAPLES & UTILITIES              3.9%

TOTAL NUMBER OF HOLDINGS*                 109

TOTAL NET ASSETS                $96.8 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/1/98)                  1.51%
  5 Years                            2.54
  1 Year                            -5.28

SERIES II SHARES**
 Inception                           1.28%
  5 Years                            2.31
  1 Year                            -5.47

**Series II shares were first offered on 8/21/01. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/1/98), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                     14.59%

SERIES II SHARES                    14.53

S&P 500 INDEX                       11.75
(Broad Market Index)

RUSSELL 2500--Trademark-- INDEX     16.92
(Style-Specific Index)

LIPPER MID-CAP CORE FUND INDEX      14.11
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

========================================================================================================
TOP 10 EQUITY HOLDINGS*                               TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------
 1. Omnicare, Inc.                            1.5%     1. Data Processing & Outsourced Services     5.6%

 2. Advance Auto Parts, Inc.                  1.4      2. Electronic Equipment Manufacturers        4.8

 3. Radian Group Inc.                         1.3      3. Application Software                      4.2

 4. Alliance Data Systems Corp.               1.3      4. Thrifts & Mortgage Finance                4.1

 5. Caremark Rx, Inc.                         1.3      5. Health Care Services                      4.0

 6. Anthem, Inc.                              1.3      6. Real Estate                               2.9

 7. SPX Corp.                                 1.3      7. Pharmaceuticals                           2.8

 8. Best Buy Co., Inc.                        1.3      8. Reinsurance                               2.7

 9. Kinder Morgan, Inc.                       1.2      9. Health Care Distributors                  2.7

10. American Financial Realty Trust           1.2     10. Semiconductors                            2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: Michael Chapman and Paul J. Rasplicka.

o AIM V.I. Capital Development Fund seeks to provide long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VICDV-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.97%

ADVERTISING-1.81%

Interpublic Group of Cos., Inc. (The)(a)           52,800   $    706,464
------------------------------------------------------------------------
Lamar Advertising Co.(a)                           29,650      1,043,976
========================================================================
                                                               1,750,440
========================================================================

AIR FREIGHT & LOGISTICS-1.04%

C.H. Robinson Worldwide, Inc.                      28,200      1,002,792
========================================================================

APPAREL RETAIL-0.98%

Abercrombie & Fitch Co.-Class A(a)                 33,400        948,894
========================================================================

APPLICATION SOFTWARE-4.23%

Amdocs Ltd. (United Kingdom)(a)                    29,700        712,800
------------------------------------------------------------------------
Autodesk, Inc.                                     61,000        985,760
------------------------------------------------------------------------
Fair Issac Corp.                                   18,600        956,970
------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                        21,400        722,464
------------------------------------------------------------------------
Intuit Inc.(a)                                     16,100        716,933
========================================================================
                                                               4,094,927
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.20%

Affiliated Managers Group, Inc.(a)                 12,000        731,400
------------------------------------------------------------------------
American Capital Strategies, Ltd.                  36,000        897,840
------------------------------------------------------------------------
Janus Capital Group Inc.                           30,400        498,560
========================================================================
                                                               2,127,800
========================================================================

BROADCASTING & CABLE TV-2.52%

Cablevision Systems Corp.-NY Corp.-Class A(a)      38,400        797,184
------------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                         30,200        697,922
------------------------------------------------------------------------
Entercom Communications Corp.(a)                   10,500        514,605
------------------------------------------------------------------------
Westwood One, Inc.(a)                              12,700        430,911
========================================================================
                                                               2,440,622
========================================================================

BUILDING PRODUCTS-1.04%

American Standard Cos. Inc.(a)                     13,600      1,005,448
========================================================================

CASINOS & GAMING-0.54%

GTECH Holdings Corp.                               14,000        527,100
========================================================================

COMMUNICATIONS EQUIPMENT-1.48%

Avocent Corp.(a)                                   17,100        511,803
------------------------------------------------------------------------
Harris Corp.                                       30,500        916,525
========================================================================
                                                               1,428,328
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.27%

Best Buy Co., Inc.(a)                              28,000      1,229,760
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.90%

Cummins Inc.                                       12,100   $    434,269
------------------------------------------------------------------------
Navistar International Corp.(a)                    13,500        440,505
========================================================================
                                                                 874,774
========================================================================

CONSUMER FINANCE-1.01%

Capital One Financial Corp.                        19,800        973,764
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.57%

Alliance Data Systems Corp.(a)                     54,800      1,282,320
------------------------------------------------------------------------
Ceridian Corp.(a)                                  30,100        510,797
------------------------------------------------------------------------
Certegy Inc.(a)                                    33,250        922,688
------------------------------------------------------------------------
DST Systems, Inc.(a)                               27,100      1,029,800
------------------------------------------------------------------------
Iron Mountain Inc.(a)                              23,725        879,960
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       29,600        766,936
========================================================================
                                                               5,392,501
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.97%

H&R Block, Inc.                                    21,800        942,850
========================================================================

ELECTRIC UTILITIES-1.59%

FPL Group, Inc.                                     7,500        501,375
------------------------------------------------------------------------
Wisconsin Energy Corp.                             35,700      1,035,300
========================================================================
                                                               1,536,675
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.20%

Cooper Industries, Ltd.-Class A (Bermuda)          23,100        954,030
------------------------------------------------------------------------
Rockwell Automation, Inc.                          49,500      1,180,080
========================================================================
                                                               2,134,110
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.83%

Amphenol Corp.-Class A(a)                          18,800        880,216
------------------------------------------------------------------------
Symbol Technologies, Inc.                          78,300      1,018,683
------------------------------------------------------------------------
Thermo Electron Corp.(a)                           31,100        653,722
------------------------------------------------------------------------
Varian Inc.(a)                                     29,900      1,036,633
------------------------------------------------------------------------
Waters Corp.(a)                                    37,200      1,083,636
========================================================================
                                                               4,672,890
========================================================================

ENVIRONMENTAL SERVICES-1.07%

Republic Services, Inc.(a)                         45,900      1,040,553
========================================================================

FOOTWEAR-0.90%

Reebok International Ltd.(a)                       25,800        867,654
========================================================================

FOREST PRODUCTS-0.90%

Louisiana-Pacific Corp.(a)                         80,700        870,753
========================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GAS UTILITIES-1.24%

Kinder Morgan, Inc.                                21,900   $  1,196,835
========================================================================

GENERAL MERCHANDISE STORES-1.21%

Dollar Tree Stores, Inc.(a)                        37,000      1,174,010
========================================================================

HEALTH CARE DISTRIBUTORS-2.65%

McKesson Corp.                                     30,400      1,086,496
------------------------------------------------------------------------
Omnicare, Inc.                                     43,700      1,476,623
========================================================================
                                                               2,563,119
========================================================================

HEALTH CARE EQUIPMENT-1.19%

Bard (C.R.), Inc.                                  16,100      1,148,091
========================================================================

HEALTH CARE SERVICES-4.01%

AdvancePCS(a)                                      23,900        913,697
------------------------------------------------------------------------
Caremark Rx, Inc.(a)                               49,500      1,271,160
------------------------------------------------------------------------
Cerner Corp.(a)                                    10,300        236,385
------------------------------------------------------------------------
DaVita, Inc.(a)                                    18,200        487,396
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            16,000        482,400
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           15,600        491,556
========================================================================
                                                               3,882,594
========================================================================

HEALTH CARE SUPPLIES-1.11%

Fisher Scientific International Inc.(a)            30,700      1,071,430
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.34%

Starwood Hotels & Resorts Worldwide, Inc.          11,400        325,926
========================================================================

HOUSEHOLD APPLIANCES-0.88%

Snap-on Inc.                                       29,500        856,385
========================================================================

INDUSTRIAL GASES-0.93%

Airgas, Inc.                                       53,500        896,125
========================================================================

INDUSTRIAL MACHINERY-2.25%

Parker-Hannifin Corp.                              22,300        936,377
------------------------------------------------------------------------
SPX Corp.(a)                                       28,200      1,242,492
========================================================================
                                                               2,178,869
========================================================================

INSURANCE BROKERS-0.79%

Willis Group Holdings Ltd. (Bermuda)               24,900        765,675
========================================================================

INTEGRATED OIL & GAS-1.02%

Murphy Oil Corp.                                   18,800        988,880
========================================================================

INVESTMENT BANKING & BROKERAGE-1.38%

Friedman, Billings, Ramsey Group, Inc.-Class
  A                                                86,125      1,154,075
------------------------------------------------------------------------
LaBranche & Co. Inc.                                8,600        177,934
========================================================================
                                                               1,332,009
========================================================================

IT CONSULTING & OTHER SERVICES-2.05%

Acxiom Corp.(a)                                    59,700        900,873
------------------------------------------------------------------------
Unisys Corp.(a)                                    88,500      1,086,780
========================================================================
                                                               1,987,653
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

LEISURE PRODUCTS-1.53%

Brunswick Corp.                                    21,700   $    542,934
------------------------------------------------------------------------
Hasbro, Inc.                                       53,700        939,213
========================================================================
                                                               1,482,147
========================================================================

MANAGED HEALTH CARE-2.46%

Anthem, Inc.(a)                                    16,200      1,249,830
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      24,500      1,130,920
========================================================================
                                                               2,380,750
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.47%

Williams Cos., Inc. (The)                          57,100        451,090
========================================================================

MUTUAL FUNDS-0.97%

iShares Nasdaq Biotechnology Index Fund(a)         14,000        937,860
========================================================================

OFFICE ELECTRONICS-1.08%

Zebra Technologies Corp.-Class A(a)                13,900      1,045,141
========================================================================

OIL & GAS DRILLING-1.03%

Pride International, Inc.(a)                       52,800        993,696
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.76%

BJ Services Co.(a)                                 28,600      1,068,496
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                       59,700        639,984
========================================================================
                                                               1,708,480
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.92%

Devon Energy Corp.                                 16,693        891,406
========================================================================

PAPER PACKAGING-1.87%

Sealed Air Corp.(a)                                20,700        986,562
------------------------------------------------------------------------
Smurfit-Stone Container Corp.(a)                   63,000        820,890
========================================================================
                                                               1,807,452
========================================================================

PERSONAL PRODUCTS-0.64%

NBTY, Inc.(a)                                      29,500        621,270
========================================================================

PHARMACEUTICALS-2.78%

Biovail Corp. (Canada)(a)                          20,600        969,436
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A               10,300        584,010
------------------------------------------------------------------------
Mylan Laboratories Inc.                            14,650        509,381
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                      31,800        626,460
========================================================================
                                                               2,689,287
========================================================================

PROPERTY & CASUALTY INSURANCE-0.75%

ACE Ltd. (Cayman Islands)                          21,107        723,759
========================================================================

PUBLISHING-1.09%

Knight-Ridder, Inc.                                15,300      1,054,629
========================================================================

REAL ESTATE-2.91%

American Financial Realty Trust                    11,000        164,010
------------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

American Financial Realty Trust (Acquired
  09/04/02; Cost $883,000)(b)(c)                   88,300   $  1,184,898
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                        39,000      1,012,050
------------------------------------------------------------------------
Regency Centers Corp.                              12,900        451,242
========================================================================
                                                               2,812,200
========================================================================

REGIONAL BANKS-0.47%

Compass Bancshares, Inc.                           12,900        450,597
========================================================================

REINSURANCE-2.66%

Everest Re Group, Ltd. (Bermuda)                    8,200        627,300
------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                           19,000        971,090
------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                        36,100        979,754
========================================================================
                                                               2,578,144
========================================================================

RESTAURANTS-2.14%

Brinker International, Inc.(a)                     31,500      1,134,630
------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 37,800        934,794
========================================================================
                                                               2,069,424
========================================================================

SEMICONDUCTOR EQUIPMENT-0.75%

Novellus Systems, Inc.(a)                          19,900        728,758
========================================================================

SEMICONDUCTORS-2.62%

Integrated Circuit Systems, Inc.(a)                30,900        971,187
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                          27,600        734,436
------------------------------------------------------------------------
Microchip Technology Inc.                          33,700        830,031
========================================================================
                                                               2,535,654
========================================================================

SPECIALTY CHEMICALS-1.05%

International Flavors & Fragrances Inc.            31,800      1,015,374
========================================================================

SPECIALTY STORES-1.83%

Advance Auto Parts, Inc.(a)                        21,400      1,303,260
------------------------------------------------------------------------
Office Depot, Inc.(a)                              32,600        473,026
========================================================================
                                                               1,776,286
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.04%

CDW Corp.(a)                                       21,900   $  1,003,020
========================================================================

THRIFTS & MORTGAGE FINANCE-4.05%

New York Community Bancorp, Inc.                   34,266        996,798
------------------------------------------------------------------------
PMI Group, Inc. (The)                              31,300        840,092
------------------------------------------------------------------------
Radian Group Inc.                                  35,500      1,301,075
------------------------------------------------------------------------
Saxon Capital Acquisition Corp.(a)(c)              33,400        577,152
------------------------------------------------------------------------
Saxon Capital, Inc.(a)                             11,600        201,608
========================================================================
                                                               3,916,725
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $76,269,691)                            91,903,385
========================================================================

MONEY MARKET FUNDS-5.21%

STIC Liquid Assets Portfolio(d)                 2,519,362      2,519,362
------------------------------------------------------------------------
STIC Prime Portfolio(d)                         2,519,362      2,519,362
========================================================================
    Total Money Market Funds (Cost
      $5,038,724)                                              5,038,724
========================================================================
TOTAL INVESTMENTS-100.18% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $81,308,415)                  96,942,109
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-18.68%

STIC Liquid Assets Portfolio(d)(e)              9,039,094      9,039,094
------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                      9,039,093      9,039,093
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $18,078,187)                                      18,078,187
========================================================================
TOTAL INVESTMENTS-118.86% (Cost $99,386,602)                 115,020,296
========================================================================
OTHER ASSETS LESS LIABILITIES-(18.86%)                       (18,253,575)
========================================================================
NET ASSETS-100.00%                                          $ 96,766,721
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 06/30/03 represented 1.22% of the Fund's net assets. The security is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $99,386,602)*                                  $115,020,296
-------------------------------------------------------------
Foreign currencies, at value (cost $1,011)                993
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                     98,044
-------------------------------------------------------------
  Dividends                                            90,355
-------------------------------------------------------------
Investment for deferred compensation plan              22,288
-------------------------------------------------------------
Other assets                                              421
=============================================================
     Total assets                                 115,232,397
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               239,832
-------------------------------------------------------------
  Fund shares reacquired                               35,125
-------------------------------------------------------------
  Deferred compensation plan                           22,288
-------------------------------------------------------------
  Collateral upon return of securities loaned      18,078,187
-------------------------------------------------------------
Accrued administrative services fees                   53,753
-------------------------------------------------------------
Accrued distribution fees -- Series II                 11,358
-------------------------------------------------------------
Accrued transfer agent fees                             2,562
-------------------------------------------------------------
Accrued trustees' fees                                     56
-------------------------------------------------------------
Accrued operating expenses                             22,515
=============================================================
     Total liabilities                             18,465,676
=============================================================
Net assets applicable to shares outstanding      $ 96,766,721
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $112,432,100
-------------------------------------------------------------
Undistributed net investment income (loss)            (94,429)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                (31,204,625)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                15,633,675
=============================================================
                                                 $ 96,766,721
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $ 76,345,513
_____________________________________________________________
=============================================================
Series II                                        $ 20,421,208
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            7,093,967
_____________________________________________________________
=============================================================
Series II                                           1,905,402
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      10.76
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      10.72
_____________________________________________________________
=============================================================


* At June 30, 2003, securities with an aggregate market value of $17,759,410 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $810)                                          $   379,675
------------------------------------------------------------
Dividends from affiliated money market funds          33,272
------------------------------------------------------------
Interest                                                  15
------------------------------------------------------------
Security lending income                               26,329
============================================================
    Total investment income                          439,291
============================================================

EXPENSES:

Advisory fees                                        320,927
------------------------------------------------------------
Administrative services fees                         119,922
------------------------------------------------------------
Custodian fees                                        17,288
------------------------------------------------------------
Distribution fees -- Series II                        20,885
------------------------------------------------------------
Transfer agent fees                                    5,614
------------------------------------------------------------
Trustees' fees                                         4,767
------------------------------------------------------------
Other                                                 18,540
============================================================
    Total expenses                                   507,943
============================================================
Less: Fees waived and expenses paid indirectly          (764)
============================================================
    Net expenses                                     507,179
============================================================
Net investment income (loss)                         (67,888)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (1,452,037)
------------------------------------------------------------
  Foreign currencies                                     231
------------------------------------------------------------
  Option contracts written                            12,513
============================================================
                                                  (1,439,293)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           13,541,945
------------------------------------------------------------
  Foreign currencies                                    (144)
============================================================
                                                  13,541,801
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                 12,102,508
============================================================
Net increase in net assets resulting from
  operations                                     $12,034,620
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (67,888)   $    (94,659)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (1,439,293)    (12,264,065)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               13,541,801     (10,808,390)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                12,034,620     (23,167,114)
=========================================================================================
Share transactions-net:
  Series I                                                     (3,271,600)     (1,892,798)
-----------------------------------------------------------------------------------------
  Series II                                                     3,017,235      14,547,621
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (254,365)     12,654,823
=========================================================================================
    Net increase (decrease) in net assets                      11,780,255     (10,512,291)
=========================================================================================

NET ASSETS:

  Beginning of period                                          84,986,466      95,498,757
=========================================================================================
  End of period                                               $96,766,721    $ 84,986,466
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

                       AIM V.I. CAPITAL DEVELOPMENT FUND
     respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $729.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $119,922 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $7,595 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $20,885.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,381 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $33 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $35.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $17,759,410 were on loan to brokers. The loans were secured by cash collateral of $18,078,187 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $26,329 for securities lending.


NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --       $     --
----------------------------------------------------------
Written                                 129         12,513
----------------------------------------------------------
Expired                                (129)       (12,513)
==========================================================
End of period                            --       $     --
__________________________________________________________
==========================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2006                              $   204,323
-----------------------------------------------------------
December 31, 2007                                   82,869
-----------------------------------------------------------
December 31, 2008                                2,661,143
-----------------------------------------------------------
December 31, 2009                               13,961,443
-----------------------------------------------------------
December 31, 2010                               12,152,919
===========================================================
Total capital loss carryforward                $29,062,697
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $40,869,532 and $38,321,326, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $16,835,675
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (1,308,968)
============================================================
Net unrealized appreciation of investment
  securities                                     $15,526,707
____________________________________________________________
============================================================
Cost of investments for tax purposes is $99,493,589.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2003             DECEMBER 31, 2002
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     308,315    $ 3,015,966     1,632,368    $ 18,502,411
-------------------------------------------------------------------------------------------------------------------
  Series II                                                    481,223      4,646,338     1,558,305      16,426,876
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                    (670,070)    (6,287,566)   (1,941,781)    (20,395,209)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                   (174,396)    (1,629,103)     (191,525)     (1,879,255)
===================================================================================================================
                                                               (54,928)   $  (254,365)    1,057,367    $ 12,654,823
___________________________________________________________________________________________________________________
===================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                SERIES I
                                        -----------------------------------------------------------------------------------------
                                                                                                                   MAY 1, 1998
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED DECEMBER 31,                     COMMENCED) TO
                                         JUNE 30,        -------------------------------------------------         DECEMBER 31,
                                           2003           2002          2001          2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  9.39         $ 11.94       $ 12.99       $ 11.89       $  9.21            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.01)          (0.01)(a)     (0.02)        (0.01)(a)     (0.03)(a)          0.03(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.38           (2.54)        (1.03)         1.11          2.71             (0.78)
=================================================================================================================================
    Total from investment operations        1.37           (2.55)        (1.05)         1.10          2.68             (0.75)
=================================================================================================================================
Less distributions from net investment
  income                                      --              --            --            --            --             (0.04)
=================================================================================================================================
Net asset value, end of period           $ 10.76         $  9.39       $ 11.94       $ 12.99       $ 11.89            $ 9.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            14.59%         (21.36)%       (8.08)%        9.25%        29.10%            (7.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $76,346         $70,018       $92,732       $74,874       $11,035            $3,172
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          1.14%(c)        1.14%         1.16%         1.19%         1.23%             1.21%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       1.14%(c)        1.14%         1.16%         1.38%         3.42%             5.80%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.11)%(c)      (0.08)%       (0.16)%       (0.07)%       (0.32)%            0.62%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    47%            121%          125%          110%          132%               45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $69,443,140.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                                                                     SERIES II
                                                              -------------------------------------------------------
                                                              SIX MONTHS          YEAR             AUGUST 21, 2001
                                                                ENDED             ENDED        (DATE SALES COMMENCED)
                                                               JUNE 30,        DECEMBER 31,        TO DECEMBER 31,
                                                                 2003             2002                  2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.36           $ 11.94               $11.88
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)            (0.03)(a)            (0.01)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.38             (2.55)                0.07
=====================================================================================================================
    Total from investment operations                              1.36             (2.58)                0.06
=====================================================================================================================
Net asset value, end of period                                 $ 10.72           $  9.36               $11.94
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  14.53%           (21.61)%               0.50%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $20,421           $14,969               $2,767
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.39%(c)          1.39%                1.41%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.36)%(c)        (0.33)%              (0.41)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          47%              121%                 125%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $16,846,746.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                       OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley         Robert H. Graham               Suite 100
                        Chairman and President         Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson             INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President       A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                Suite 100
                        Senior Vice President          Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                   TRANSFER AGENT
Carl Frischling         Senior Vice President          A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham        Dana R. Sutton                 Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                        Robert G. Alley                State Street Bank and Trust Company
Lewis F. Pennock        Vice President                 225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                 COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                        Melville B. Cox                3000 K N.W., Suite 500
Mark H. Williamson      Vice President                 Washington, D.C. 20007

                        Karen Dunn Kelley              COUNSEL TO THE TRUSTEES
                        Vice President                 Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                        Edgar M. Larsen                New York, NY 10022
                        Vice President
                                                       DISTRIBUTOR
                        Nancy L. Martin                A I M Distributors, Inc.
                        Secretary                      11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046





                       AIM V.I. CAPITAL DEVELOPMENT FUND

FUND DATA                                              AIM V.I. CORE EQUITY FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CONSUMER DISCRETIONARY                      11.0%
FINANCIALS                                  11.3%
INDUSTRIALS                                 13.7%
HEALTH CARE                                 11.0%
CASH & OTHER                                21.3%
CONSUMER STAPLES                            16.4%
INFORMATION TECHNOLOGY                      15.3%

TOTAL NUMBER OF HOLDINGS*                     76
TOTAL NET ASSETS                    $1.4 billion

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/2/94)                           8.50%
   5 Years                                   -1.77
   1 Year                                    -0.06

SERIES II SHARES**
 Inception                                    8.23%
   5 Years                                   -2.02
   1 Year                                    -0.33

**Series II shares were first offered on 10/24/01. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/2/94), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total returns 12/31/02-6/30/03

SERIES I SHARES                                9.65%

SERIES II SHARES                               9.50

S&P 500 INDEX                                 11.75
(Broad Market Index)

RUSSELL 1000--Registered Trademark-- INDEX    12.34
(Style-Specific Index)

LIPPER LARGE-CAP CORE FUND INDEX              10.15
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===========================================================================================================
TOP 10 EQUITY HOLDINGS*                                      TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------
 1. General Mills, Inc.                       2.3%          1. Packaged Foods & Meats                   9.8%

 2. Pfizer Inc.                               2.2           2. Pharmaceuticals                          9.4

 3. Computer Associates International, Inc.   2.2           3. Integrated Oil & Gas                     5.5

 4. Kellogg Co.                               2.0           4. Semiconductors                           4.7

 5. Citigroup Inc.                            2.0           5. Systems Software                         4.3

 6. Intel Corp.                               1.9           6. Aerospace & Defense                      3.8

 7. Washington Mutual, Inc.                   1.8           7. Other Diversified Financial Services     3.2

 8. Wyeth                                     1.8           8. Industrial Machinery                     2.9

 9. Sara Lee Corp.                            1.7           9. Property & Casualty Insurance            2.8

10. Raytheon Co.                              1.7          10. Computer Hardware                        2.6


*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===========================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   The fund's management team is composed of: David W. Pointer and Ronald S.
    Sloan.

o   AIM V.I. Core Equity Fund seeks growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000--Registered Trademark-- Index represents the performance of the stocks of large-capitalization companies.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VICEQ-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.18%

ADVERTISING-0.99%

Omnicom Group Inc.                                197,400   $   14,153,580
==========================================================================

AEROSPACE & DEFENSE-3.83%

Lockheed Martin Corp.                             207,300        9,861,261
--------------------------------------------------------------------------
Northrop Grumman Corp.                            240,000       20,709,600
--------------------------------------------------------------------------
Raytheon Co.                                      732,300       24,048,732
==========================================================================
                                                                54,619,593
==========================================================================

APPAREL RETAIL-1.56%

Limited Brands                                  1,435,600       22,251,800
==========================================================================

APPLICATION SOFTWARE-0.61%

SAP A.G.-ADR (Germany)                            298,300        8,716,326
==========================================================================

BUILDING PRODUCTS-1.80%

American Standard Cos. Inc.(a)                    188,100       13,906,233
--------------------------------------------------------------------------
Masco Corp.                                       492,100       11,736,585
==========================================================================
                                                                25,642,818
==========================================================================

COMMUNICATIONS EQUIPMENT-0.59%

Cisco Systems, Inc.(a)                            502,800        8,391,732
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.07%

Best Buy Co., Inc.(a)                             346,800       15,231,456
==========================================================================

COMPUTER HARDWARE-2.63%

Dell Computer Corp.(a)                            300,000        9,588,000
--------------------------------------------------------------------------
Hewlett-Packard Co.                               440,000        9,372,000
--------------------------------------------------------------------------
International Business Machines Corp.             225,600       18,612,000
==========================================================================
                                                                37,572,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.40%

Automatic Data Processing, Inc.                   592,000       20,045,120
==========================================================================

DIVERSIFIED BANKS-1.29%

Bank of America Corp.                             232,100       18,342,863
==========================================================================

DIVERSIFIED CHEMICALS-0.77%

Dow Chemical Co. (The)                            356,100       11,024,856
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

ELECTRIC UTILITIES-1.41%

FPL Group, Inc.                                   180,200   $   12,046,370
--------------------------------------------------------------------------
TXU Corp.                                         357,900        8,034,855
==========================================================================
                                                                20,081,225
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.38%

Emerson Electric Co.                              386,600       19,755,260
==========================================================================

ENVIRONMENTAL SERVICES-1.02%

Waste Management, Inc.                            603,300       14,533,497
==========================================================================

FOOD RETAIL-2.65%

Kroger Co. (The)(a)                             1,384,900       23,100,132
--------------------------------------------------------------------------
Safeway Inc.(a)                                   720,600       14,743,476
==========================================================================
                                                                37,843,608
==========================================================================

FOOTWEAR-1.44%

NIKE, Inc.-Class B                                384,800       20,582,952
==========================================================================

HEALTH CARE SUPPLIES-1.61%

Alcon, Inc. (Switzerland)                         501,800       22,932,260
==========================================================================

HOME IMPROVEMENT RETAIL-1.45%

Home Depot, Inc. (The)                            625,400       20,713,248
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.17%

Carnival Corp. (Panama)                           513,200       16,684,132
==========================================================================

HOUSEHOLD PRODUCTS-1.04%

Kimberly-Clark Corp.                              284,900       14,854,686
==========================================================================

HOUSEWARES & SPECIALTIES-0.78%

Newell Rubbermaid Inc.                            400,000       11,200,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.79%

Wal-Mart Stores, Inc.                             209,500       11,243,865
==========================================================================

INDUSTRIAL CONGLOMERATES-1.13%

Tyco International Ltd. (Bermuda)                 850,000       16,133,000
==========================================================================

INDUSTRIAL MACHINERY-2.90%

Dover Corp.                                       730,000       21,870,800
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          297,100       19,564,035
==========================================================================
                                                                41,434,835
==========================================================================

                           AIM V.I. CORE EQUITY FUND

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTEGRATED OIL & GAS-5.51%

ChevronTexaco Corp.                               227,900   $   16,454,380
--------------------------------------------------------------------------
ConocoPhillips                                    255,600       14,006,880
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 525,000       18,852,750
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        450,000       15,097,500
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                       340,000       14,286,800
==========================================================================
                                                                78,698,310
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.58%

AT&T Corp.                                        430,000        8,277,500
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Morgan Stanley                                    347,700       14,864,175
==========================================================================

LIFE & HEALTH INSURANCE-1.22%

Prudential Financial, Inc.                        518,600       17,450,890
==========================================================================

OIL & GAS DRILLING-1.04%

GlobalSantaFe Corp. (Cayman Islands)              638,500       14,902,590
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.23%

Baker Hughes Inc.                                 522,800       17,550,396
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.20%

Citigroup Inc.                                    665,200       28,470,560
--------------------------------------------------------------------------
Principal Financial Group, Inc.                   534,000       17,221,500
==========================================================================
                                                                45,692,060
==========================================================================

PACKAGED FOODS & MEATS-9.75%

Campbell Soup Co.                                 877,600       21,501,200
--------------------------------------------------------------------------
ConAgra Foods, Inc.                               557,400       13,154,640
--------------------------------------------------------------------------
General Mills, Inc.                               678,600       32,172,426
--------------------------------------------------------------------------
Kellogg Co.                                       828,600       28,478,982
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                          596,600       19,419,330
--------------------------------------------------------------------------
Sara Lee Corp.                                  1,305,800       24,562,098
==========================================================================
                                                               139,288,676
==========================================================================

PERSONAL PRODUCTS-1.10%

Gillette Co. (The)                                495,000       15,770,700
==========================================================================

PHARMACEUTICALS-9.39%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        394,700       22,470,271
--------------------------------------------------------------------------
Abbott Laboratories                               333,300       14,585,208
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Bristol-Myers Squibb Co.                          632,500   $   17,172,375
--------------------------------------------------------------------------
Johnson & Johnson                                 169,700        8,773,490
--------------------------------------------------------------------------
Merck & Co. Inc.                                  234,600       14,205,030
--------------------------------------------------------------------------
Pfizer Inc.                                       929,200       31,732,180
--------------------------------------------------------------------------
Wyeth                                             552,100       25,148,155
==========================================================================
                                                               134,086,709
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.75%

ACE Ltd. (Cayman Islands)                         430,000       14,744,700
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)          142,400       11,819,200
--------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A         360,482        5,731,664
--------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B         441,701        6,965,625
==========================================================================
                                                                39,261,189
==========================================================================

PUBLISHING-1.00%

New York Times Co. (The)-Class A                  314,200       14,296,100
==========================================================================

RAILROADS-1.59%

Norfolk Southern Corp.                            558,900       10,730,880
--------------------------------------------------------------------------
Union Pacific Corp.                               205,300       11,911,506
==========================================================================
                                                                22,642,386
==========================================================================

RESTAURANTS-1.58%

McDonald's Corp.                                1,023,800       22,585,028
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.98%

KLA-Tencor Corp.(a)                               301,700       14,026,033
==========================================================================

SEMICONDUCTORS-4.71%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               949,400        9,569,952
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                           356,100       12,399,402
--------------------------------------------------------------------------
Intel Corp.                                     1,316,400       27,360,057
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   707,600       17,909,356
==========================================================================
                                                                67,238,767
==========================================================================

SOFT DRINKS-1.07%

Coca-Cola Co. (The)                               330,000       15,315,300
==========================================================================

SYSTEMS SOFTWARE-4.33%

Computer Associates International, Inc.         1,415,700       31,541,796
--------------------------------------------------------------------------
Microsoft Corp.                                   782,500       20,039,825
--------------------------------------------------------------------------
Oracle Corp.(a)                                   849,600       10,212,192
==========================================================================
                                                                61,793,813
==========================================================================

                           AIM V.I. CORE EQUITY FUND

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.80%

Washington Mutual, Inc.                           623,300   $   25,742,290
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,229,459,385)                        1,273,467,624
==========================================================================

MONEY MARKET FUNDS-10.22%

STIC Liquid Assets Portfolio(b)                72,984,323       72,984,323
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        72,984,323       72,984,323
==========================================================================
    Total Money Market Funds (Cost
      $145,968,646)                                            145,968,646
==========================================================================
TOTAL INVESTMENTS-99.40% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,375,428,031)                                            1,419,436,270
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.23%

STIC Liquid Assets Portfolio(b)(c)             17,569,000   $   17,569,000
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $17,569,000)                                        17,569,000
==========================================================================
TOTAL INVESTMENTS-100.63% (Cost
  $1,392,997,031)                                            1,437,005,270
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.63%)                           (9,060,469)
==========================================================================
NET ASSETS-100.00%                                          $1,427,944,801
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

                           AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,392,997,031)*                             $1,437,005,270
-------------------------------------------------------------
Receivables for:
  Dividends                                         1,581,785
-------------------------------------------------------------
  Fund shares sold                                    295,113
-------------------------------------------------------------
  Investments matured (Note 8)                        980,500
-------------------------------------------------------------
  Investments sold                                  8,471,506
-------------------------------------------------------------
Investment for deferred compensation plan              61,125
-------------------------------------------------------------
Other assets                                            7,016
=============================================================
    Total assets                                1,448,402,315
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            2,169,239
-------------------------------------------------------------
  Deferred compensation plan                           61,125
-------------------------------------------------------------
  Collateral upon return of securities loaned      17,569,000
-------------------------------------------------------------
Accrued administrative services fees                  399,608
-------------------------------------------------------------
Accrued distribution fees -- Series II                  1,677
-------------------------------------------------------------
Accrued transfer agent fees                            16,776
-------------------------------------------------------------
Accrued operating expenses                            240,089
=============================================================
    Total liabilities                              20,457,514
=============================================================
Net assets applicable to shares outstanding    $1,427,944,801
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $1,821,193,613
-------------------------------------------------------------
Undistributed net investment income                14,515,807
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (438,644,086)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                30,879,467
=============================================================
                                               $1,427,944,801
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,424,711,583
_____________________________________________________________
=============================================================
Series II                                      $    3,233,218
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           76,486,056
_____________________________________________________________
=============================================================
Series II                                             174,251
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        18.63
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        18.55
_____________________________________________________________
=============================================================

* At June 30, 2003, securities with an aggregate market value of $16,436,460 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $79,671)                                       $ 10,217,953
-------------------------------------------------------------
Dividends from affiliated money market funds          874,762
-------------------------------------------------------------
Interest                                                   48
-------------------------------------------------------------
Security lending income                                82,859
=============================================================
    Total investment income                        11,175,622
=============================================================

EXPENSES:

Advisory fees                                       4,074,752
-------------------------------------------------------------
Administrative services fees                          751,547
-------------------------------------------------------------
Custodian fees                                        108,456
-------------------------------------------------------------
Distribution fees -- Series II                          2,869
-------------------------------------------------------------
Transfer agent fees                                    19,839
-------------------------------------------------------------
Other                                                  78,607
=============================================================
    Total expenses                                  5,036,070
=============================================================
Less: Fees waived and expenses paid indirectly        (17,552)
=============================================================
    Net expenses                                    5,018,518
=============================================================
Net investment income                               6,157,104
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from investment
  securities                                      (53,573,496)
-------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                           171,642,322
-------------------------------------------------------------
  Foreign currencies                                       57
=============================================================
                                                  171,642,379
=============================================================
Net gain from investment securities               118,068,883
=============================================================
Net increase in net assets resulting from
  operations                                     $124,225,987
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                           AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,          DECEMBER 31,
                                                                   2003                2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,157,104      $   10,974,436
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (53,573,496)         69,758,275
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 171,642,379        (368,823,794)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  124,225,987        (288,091,083)
================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --          (5,105,648)
------------------------------------------------------------------------------------------------
  Series II                                                               --              (7,025)
================================================================================================
    Decrease in net assets resulting from distributions                   --          (5,112,673)
================================================================================================
Share transactions-net:
  Series I                                                       (84,301,358)       (238,832,022)
------------------------------------------------------------------------------------------------
  Series II                                                        1,020,740           1,760,027
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (83,280,618)       (237,071,995)
================================================================================================
    Net increase (decrease) in net assets                         40,945,369        (530,275,751)
================================================================================================

NET ASSETS:

  Beginning of period                                          1,386,999,432       1,917,275,183
================================================================================================
  End of period                                               $1,427,944,801      $1,386,999,432
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

                           AIM V.I. CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in

                           AIM V.I. CORE EQUITY FUND
     foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $17,305.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $751,547 for such services of which AIM retained $158,782 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $11,045 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $2,869.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $2,786 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $245 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $247.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

                           AIM V.I. CORE EQUITY FUND

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $16,691,460 were on loan to brokers. The loans were secured by cash collateral of $17,569,000 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $82,859 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $    852,667
-----------------------------------------------------------
December 31, 2009                               370,653,287
===========================================================
Total capital loss carryforward                $371,505,954
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $204,174,861 and $265,107,204, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $18,500,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $122,240,366
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (94,998,731)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 27,241,635
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,410,744,135.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                DECEMBER 31, 2002
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       944,783    $  16,364,622      2,711,007    $  51,401,798
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      125,782        2,155,815        131,069        2,388,530
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --               --        299,627        5,105,648
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --               --            413            7,025
=========================================================================================================================
Reacquired:
  Series I                                                    (6,001,481)    (100,665,980)   (16,363,086)    (295,339,468)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (66,602)      (1,135,075)       (36,224)        (635,528)
=========================================================================================================================
                                                              (4,997,518)   $ (83,280,618)   (13,257,194)   $(237,071,995)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                           AIM V.I. CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,          ------------------------------------------------------------------
                                               2003               2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    16.99         $    20.20    $    26.19    $    31.59    $    23.75    $    18.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.08(a)            0.12(a)       0.03(b)       0.01(a)       0.06(a)       0.26(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      1.56              (3.27)        (6.01)        (4.56)         8.05          4.95
=================================================================================================================================
    Total from investment operations              1.64              (3.15)        (5.98)        (4.55)         8.11          5.21
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --              (0.06)        (0.01)        (0.04)        (0.16)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --                 --            --         (0.81)        (0.11)        (0.24)
=================================================================================================================================
    Total distributions                             --              (0.06)        (0.01)        (0.85)        (0.27)        (0.33)
=================================================================================================================================
Net asset value, end of period              $    18.63         $    16.99    $    20.20    $    26.19    $    31.59    $    23.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   9.65%            (15.58)%      (22.83)%      (14.56)%       34.25%        27.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,424,712         $1,385,050    $1,916,875    $2,514,262    $2,443,264    $1,262,059
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           0.75%(d)           0.78%         0.82%         0.84%         0.77%         0.65%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      0.92%(d)           0.67%         0.12%(b)       0.04%        0.22%         1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          17%               113%           73%           75%           93%          140%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $1,346,359,525.
(e)  Not annualized for periods less than one year.

                           AIM V.I. CORE EQUITY FUND

                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                                               OCTOBER 24, 2001
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002              2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $16.94           $ 20.19            $18.97
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)           0.07(a)           0.00
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.55             (3.26)             1.23
===============================================================================================================
    Total from investment operations                              1.61             (3.19)             1.23
===============================================================================================================
Less dividends from net investment income                           --             (0.06)            (0.01)
===============================================================================================================
Net asset value, end of period                                  $18.55           $ 16.94            $20.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   9.50%           (15.79)%            6.49%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,233           $ 1,949            $  400
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets                           1.00%(c)          1.03%             1.03%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       0.67%(c)          0.42%            (0.10)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          17%              113%               73%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $2,314,101.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                           AIM V.I. CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                       OFFICE OF THE FUND
                                                       11 Greenway Plaza
Frank S. Bayley         Robert H. Graham               Suite 100
                        Chairman and President         Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson             INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President       A I M Advisors, Inc.
                                                       11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                Suite 100
                        Senior Vice President          Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                   TRANSFER AGENT
Carl Frischling         Senior Vice President          A I M Fund Services, Inc.
                                                       P.O. Box 4739
Robert H. Graham        Dana R. Sutton                 Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                     CUSTODIAN
                        Robert G. Alley                State Street Bank and Trust Company
Lewis F. Pennock        Vice President                 225 Franklin Street
                                                       Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                 COUNSEL TO THE FUNDS
Louis S. Sklar                                         Foley & Lardner
                        Melville B. Cox                3000 K N.W., Suite 500
Mark H. Williamson      Vice President                 Washington, D.C. 20007

                        Karen Dunn Kelley              COUNSEL TO THE TRUSTEES
                        Vice President                 Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                        Edgar M. Larsen                New York, NY 10022
                        Vice President
                                                       DISTRIBUTOR
                        Nancy L. Martin                A I M Distributors, Inc.
                        Secretary                      11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046




                           AIM V.I. CORE EQUITY FUND

FUND DATA                                  AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CONSUMER DISCRETIONARY                 17.9%
HEALTH CARE                            21.7%
FINANCIALS                             14.6%
OTHER                                  11.4%
INFORMATION TECHNOLOGY                 34.4%

Total Number of Holdings*               107
Total Net Assets              $69.6 million

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (12/29/99)            -20.13%
   1 Year                          1.79

SERIES II SHARES**
 Inception                       -20.33%
   1 Year                          1.34

**Series II shares were first offered on 11/7/01. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 12/29/99), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total returns 12/31/02-6/30/03

SERIES I SHARES                                        20.05%

SERIES II SHARES                                       19.84

S&P 500 INDEX                                          11.75
(Broad Market Index)

RUSSELL 3000--Registered Trademark-- GROWTH INDEX      13.49
(Style-Specific Index)

LIPPER MULTI-CAP GROWTH FUND INDEX                     15.63
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=====================================================================================================
TOP 10 EQUITY HOLDINGS*                              TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                    2.9%         1. Pharmaceuticals                           8.5%

 2. Pfizer Inc.                        2.8          2. Semiconductors                            7.0

 3. Amgen Inc.                         2.5          3. Systems Software                          6.5

 4. Analog Devices, Inc.               2.2          4. Communications Equipment                  5.4

 5. Goldman Sachs Group, Inc. (The)    2.1          5. Biotechnology                             4.8

 6. Novellus Systems, Inc.             2.1          6. Semiconductor Equipment                   3.9

 7. Citigroup Inc.                     1.9          7. Health Care Equipment                     3.6

 8. Cisco Systems, Inc.                1.9          8. Computer Hardware                         3.1

 9. Gilead Sciences, Inc.              1.9          9. Data Processing & Outsourced Services     2.5

10. Oracle Corp.                       1.6         10. Application Software                      2.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=====================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: Kirk L. Anderson, James G. Birdsall, and Lanny H. Sachnowitz.

o   AIM V.I. Dent Demographic Trends Fund seeks long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Harry S. Dent's stock market scenario for the coming decade, based on historical data, represents his opinion. Unforeseen events such as rising inflation, declining productivity, irregular spending and savings patterns, and other social, political and economic uncertainty could affect corporate earnings and the stock market, negatively altering Mr. Dent's view.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 3000--Registered Trademark-- Growth Index is a subset of the Russell 3000--Registered Trademark-- Index, an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization; the Growth subset measures the performance of Russell 3000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIDDT-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.24%

ADVERTISING-0.48%

Lamar Advertising Co.(a)                           9,500   $   334,495
======================================================================

APPAREL RETAIL-1.50%

Gap, Inc. (The)                                   35,800       671,608
----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            15,500       373,395
======================================================================
                                                             1,045,003
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.80%

Coach, Inc.(a)                                    11,200       557,088
======================================================================

APPLICATION SOFTWARE-2.29%

Amdocs Ltd. (United Kingdom)(a)                   26,100       626,400
----------------------------------------------------------------------
Documentum, Inc.(a)                               23,100       454,377
----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      13,300       513,513
======================================================================
                                                             1,594,290
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.67%

Janus Capital Group Inc.                          28,500       467,400
======================================================================

BIOTECHNOLOGY-4.75%

Amgen Inc.(a)                                     26,000     1,727,440
----------------------------------------------------------------------
Biogen, Inc.(a)                                    7,600       288,800
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          23,300     1,295,014
======================================================================
                                                             3,311,254
======================================================================

BREWERS-0.80%

Anheuser-Busch Cos., Inc.                         10,900       556,445
======================================================================

BROADCASTING & CABLE TV-1.81%

Clear Channel Communications, Inc.(a)              8,900       377,271
----------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               15,800       504,020
----------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)          10,900       377,358
======================================================================
                                                             1,258,649
======================================================================

CASINOS & GAMING-0.59%

International Game Technology                      4,000       409,320
======================================================================

CATALOG RETAIL-0.74%

InterActiveCorp.(a)                               13,100       518,367
======================================================================

COMMUNICATIONS EQUIPMENT-5.38%

Brocade Communications Systems, Inc.(a)           40,000       235,600
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            80,000     1,335,200
----------------------------------------------------------------------
Foundry Networks, Inc.(a)                         20,000       288,000
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Juniper Networks, Inc.(a)                         41,000   $   507,170
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                           21,000       308,070
----------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                   26,300       593,065
----------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)                176,600       476,820
======================================================================
                                                             3,743,925
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.00%

Best Buy Co., Inc.(a)                             15,800       693,936
======================================================================

COMPUTER HARDWARE-3.12%

Dell Computer Corp.(a)                            31,400     1,003,544
----------------------------------------------------------------------
Hewlett-Packard Co.                               33,300       709,290
----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        100,000       460,000
======================================================================
                                                             2,172,834
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.83%

EMC Corp.(a)                                      55,300       578,991
======================================================================

CONSUMER ELECTRONICS-0.50%

Garmin Ltd. (Cayman Islands)(a)                    8,800       350,856
======================================================================

CONSUMER FINANCE-2.25%

American Express Co.                              23,300       974,173
----------------------------------------------------------------------
SLM Corp.                                         15,200       595,384
======================================================================
                                                             1,569,557
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.45%

Affiliated Computer Services, Inc.-Class A(a)     15,800       722,534
----------------------------------------------------------------------
Fiserv, Inc.(a)                                   16,400       584,004
----------------------------------------------------------------------
Paychex, Inc.                                     13,700       401,547
======================================================================
                                                             1,708,085
======================================================================

DIVERSIFIED BANKS-1.93%

Bank of America Corp.                             10,700       845,621
----------------------------------------------------------------------
Wachovia Corp.                                    12,500       499,500
======================================================================
                                                             1,345,121
======================================================================

DIVERSIFIED CAPITAL MARKETS-1.54%

J.P. Morgan Chase & Co.                           31,300     1,069,834
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.85%

Apollo Group, Inc.-Class A(a)                      6,000       370,560
----------------------------------------------------------------------
Career Education Corp.(a)                          7,900       540,518
----------------------------------------------------------------------
H&R Block, Inc.                                    8,700       376,275
======================================================================
                                                             1,287,353
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

EMPLOYMENT SERVICES-0.59%

Robert Half International Inc.(a)                 21,800   $   412,892
======================================================================

FOOTWEAR-0.51%

NIKE, Inc.-Class B                                 6,600       353,034
======================================================================

GENERAL MERCHANDISE STORES-1.44%

Family Dollar Stores, Inc.                         9,900       377,685
----------------------------------------------------------------------
Target Corp.                                      16,500       624,360
======================================================================
                                                             1,002,045
======================================================================

HEALTH CARE DISTRIBUTORS-0.61%

Omnicare, Inc.                                    12,500       422,375
======================================================================

HEALTH CARE EQUIPMENT-3.55%

Boston Scientific Corp.(a)                        11,600       708,760
----------------------------------------------------------------------
Guidant Corp.                                     13,800       612,582
----------------------------------------------------------------------
Medtronic, Inc.                                    8,700       417,339
----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    6,800       391,476
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           7,600       342,380
======================================================================
                                                             2,472,537
======================================================================

HEALTH CARE SERVICES-1.09%

AdvancePCS(a)                                     10,000       382,300
----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              14,800       380,064
======================================================================
                                                               762,364
======================================================================

HEALTH CARE SUPPLIES-1.09%

Alcon, Inc. (Switzerland)                          8,000       365,600
----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           11,300       394,370
======================================================================
                                                               759,970
======================================================================

HOME ENTERTAINMENT SOFTWARE-1.26%

Electronic Arts Inc.(a)                            7,300       540,127
----------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)            12,000       340,080
======================================================================
                                                               880,207
======================================================================

HOME IMPROVEMENT RETAIL-1.30%

Home Depot, Inc. (The)                            27,300       904,176
======================================================================

HOTELS, RESORTS & CRUISE LINES-0.67%

Starwood Hotels & Resorts Worldwide, Inc.         16,400       468,876
======================================================================

HOUSEHOLD PRODUCTS-1.37%

Procter & Gamble Co. (The)                        10,700       954,226
======================================================================

INSURANCE BROKERS-0.94%

Willis Group Holdings Ltd. (Bermuda)              21,300       654,975
======================================================================

INTERNET RETAIL-2.27%

Amazon.com, Inc.(a)                               20,200       737,098
----------------------------------------------------------------------
eBay Inc.(a)                                       8,100       843,858
======================================================================
                                                             1,580,956
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-1.10%

Yahoo! Inc.(a)                                    23,300   $   763,308
======================================================================

INVESTMENT BANKING & BROKERAGE-2.13%

Goldman Sachs Group, Inc. (The)                   17,700     1,482,375
======================================================================

MANAGED HEALTH CARE-2.06%

Aetna Inc.                                        12,300       740,460
----------------------------------------------------------------------
UnitedHealth Group Inc.                           13,800       693,450
======================================================================
                                                             1,433,910
======================================================================

MOTORCYCLE MANUFACTURERS-0.45%

Harley-Davidson, Inc.                              7,900       314,894
======================================================================

MOVIES & ENTERTAINMENT-1.13%

Viacom Inc.-Class B(a)                            18,100       790,246
======================================================================

MULTI-LINE INSURANCE-0.57%

HCC Insurance Holdings, Inc.                      13,300       393,281
======================================================================

OFFICE ELECTRONICS-0.51%

Zebra Technologies Corp.-Class A(a)                4,700       353,393
======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.93%

Citigroup Inc.                                    31,400     1,343,920
======================================================================

PERSONAL PRODUCTS-0.63%

Estee Lauder Cos. Inc. (The)-Class A              13,100       439,243
======================================================================

PHARMACEUTICALS-8.53%

Allergan, Inc.                                     6,700       516,570
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       6,600       361,350
----------------------------------------------------------------------
Johnson & Johnson                                 11,500       594,550
----------------------------------------------------------------------
Lilly (Eli) & Co.                                  5,600       386,232
----------------------------------------------------------------------
Pfizer Inc.                                       58,000     1,980,700
----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      7,100       389,648
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        15,300       871,029
----------------------------------------------------------------------
Wyeth                                             18,400       838,120
======================================================================
                                                             5,938,199
======================================================================

PROPERTY & CASUALTY INSURANCE-0.56%

Progressive Corp. (The)                            5,300       387,430
======================================================================

PUBLISHING-1.01%

Getty Images, Inc.(a)                             17,100       706,230
======================================================================

RESTAURANTS-1.18%

Brinker International, Inc.(a)                    11,200       403,424
----------------------------------------------------------------------
Starbucks Corp.(a)                                17,100       419,292
======================================================================
                                                               822,716
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-3.90%

Entegris Inc.(a)                                  63,900   $   858,816
----------------------------------------------------------------------
Lam Research Corp.(a)                             21,700       395,157
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         40,000     1,464,840
======================================================================
                                                             2,718,813
======================================================================

SEMICONDUCTORS-6.99%

Analog Devices, Inc.(a)                           44,000     1,532,080
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         21,000       523,110
----------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             40,000       442,000
----------------------------------------------------------------------
Linear Technology Corp.                           21,300       686,073
----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        13,300       457,121
----------------------------------------------------------------------
NVIDIA Corp.(a)                                   15,100       347,451
----------------------------------------------------------------------
QLogic Corp.(a)                                    8,900       430,137
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               44,600       449,568
======================================================================
                                                             4,867,540
======================================================================

SOFT DRINKS-0.74%

PepsiCo, Inc.                                     11,600       516,200
======================================================================

SPECIALTY STORES-0.53%

Tiffany & Co.                                     11,300       369,284
======================================================================

SYSTEMS SOFTWARE-6.53%

Computer Associates International, Inc.           26,300       585,964
----------------------------------------------------------------------
Microsoft Corp.                                   80,000     2,048,800
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                   91,300   $ 1,097,426
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         28,500       817,095
======================================================================
                                                             4,549,285
======================================================================

THRIFTS & MORTGAGE FINANCE-2.05%

Doral Financial Corp. (Puerto Rico)               13,800       616,170
----------------------------------------------------------------------
Golden West Financial Corp.                        4,200       336,042
----------------------------------------------------------------------
Radian Group Inc.                                 13,000       476,450
======================================================================
                                                             1,428,662
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.74%

AT&T Wireless Services Inc.(a)                    79,900       655,979
----------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)           28,200       554,130
======================================================================
                                                             1,210,109
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $56,736,948)                          67,030,474
======================================================================

MONEY MARKET FUNDS-5.30%

STIC Liquid Assets Portfolio(b)                1,845,410     1,845,410
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,845,410     1,845,410
======================================================================
    Total Money Market Funds (Cost
      $3,690,820)                                            3,690,820
======================================================================
TOTAL INVESTMENTS-101.54% (Cost $60,427,768)                70,721,294
======================================================================
OTHER ASSETS LESS LIABILITIES-(1.54%)                       (1,074,166)
======================================================================
NET ASSETS-100.00%                                         $69,647,128
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $60,427,768)  $ 70,721,294
-------------------------------------------------------------
Receivables for:
  Investments sold                                    711,221
-------------------------------------------------------------
  Fund shares sold                                    138,461
-------------------------------------------------------------
  Dividends                                            15,325
-------------------------------------------------------------
Investment for deferred compensation plan              14,219
-------------------------------------------------------------
Other assets                                              104
=============================================================
    Total assets                                   71,600,624
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,817,247
-------------------------------------------------------------
  Fund shares reacquired                               51,643
-------------------------------------------------------------
  Deferred compensation plan                           14,219
-------------------------------------------------------------
Accrued administrative services fees                   33,651
-------------------------------------------------------------
Accrued distribution fees -- Series II                  8,408
-------------------------------------------------------------
Accrued transfer agent fees                             1,990
-------------------------------------------------------------
Accrued operating expenses                             26,338
=============================================================
    Total liabilities                               1,953,496
=============================================================
Net assets applicable to shares outstanding      $ 69,647,128
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $100,995,302
-------------------------------------------------------------
Undistributed net investment income (loss)           (176,676)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                (41,465,024)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                        10,293,526
=============================================================
                                                   69,647,128
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 40,677,302
_____________________________________________________________
=============================================================
Series II                                        $ 28,969,826
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            8,949,291
_____________________________________________________________
=============================================================
Series II                                           6,397,040
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       4.55
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       4.53
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,562)                                         $   149,838
-------------------------------------------------------------
Dividends from affiliated money market funds           14,533
-------------------------------------------------------------
Interest                                                   10
=============================================================
    Total investment income                           164,381
=============================================================

EXPENSES:

Advisory fees                                         204,427
-------------------------------------------------------------
Administrative services fees                           76,614
-------------------------------------------------------------
Custodian fees                                         35,725
-------------------------------------------------------------
Distribution fees -- Series II                         21,904
-------------------------------------------------------------
Transfer agent fees                                     6,002
-------------------------------------------------------------
Trustees' fees                                          4,579
-------------------------------------------------------------
Other                                                  16,750
=============================================================
    Total expenses                                    366,001
=============================================================
Less: Fees waived and expenses paid indirectly        (41,186)
=============================================================
    Net expenses                                      324,815
=============================================================
Net investment income (loss)                         (160,434)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (1,102,481)
-------------------------------------------------------------
  Foreign currencies                                    1,068
-------------------------------------------------------------
  Option contracts written                            (51,519)
=============================================================
                                                   (1,152,932)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            10,660,041
-------------------------------------------------------------
  Option contracts written                             (3,560)
=============================================================
                                                   10,656,481
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                   9,503,549
=============================================================
Net increase in net assets resulting from
  operations                                      $ 9,343,115
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,        DECEMBER 31,
                                                                 2003              2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (160,434)     $   (287,078)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
     foreign currencies, futures contracts and option
     contracts                                                 (1,152,932)      (14,395,560)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
     investment securities, foreign currencies and option
     contracts                                                 10,656,481        (1,671,862)
===========================================================================================
     Net increase (decrease) in net assets resulting from
      operations                                                9,343,115       (16,354,500)
===========================================================================================
Share transactions-net:
  Series I                                                      8,137,511           521,251
-------------------------------------------------------------------------------------------
  Series II                                                    13,921,672        11,299,776
===========================================================================================
     Net increase in net assets resulting from share
      transactions                                             22,059,183        11,821,027
===========================================================================================
     Net increase (decrease) in net assets                     31,402,298        (4,533,473)
===========================================================================================

NET ASSETS:

  Beginning of period                                          38,244,830        42,778,303
===========================================================================================
  End of period                                               $69,647,128      $ 38,244,830
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
     respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $32,418.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $76,614 for such services, of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $6,267 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%. Pursuant to the Plan, for the six months ended June 30, 2003, the

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

Series II shares paid $13,142 after AIM Distributors waived Plan fees of $8,762.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,373 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $5 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $6.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
-----------------------------------------------------------
Beginning of period                       41      $   5,713
-----------------------------------------------------------
Written                                1,525        220,789
-----------------------------------------------------------
Closed                                (1,516)      (220,902)
-----------------------------------------------------------
Expired                                  (50)        (5,600)
===========================================================
End of period                             --      $      --
___________________________________________________________
===========================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $ 3,120,883
-----------------------------------------------------------
December 31, 2009                               21,006,614
-----------------------------------------------------------
December 31, 2010                               13,601,762
===========================================================
Total capital loss carryforward                $37,729,259
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $55,434,021 and $34,814,982, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $10,045,987
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (430,390)
============================================================
Net unrealized appreciation of investment
  securities                                     $ 9,615,597
____________________________________________________________
============================================================
Cost of investments for tax purposes is $61,105,697.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2003              DECEMBER 31, 2002
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,658,520    $11,153,350     2,894,499    $ 13,398,396
--------------------------------------------------------------------------------------------------------------------
  Series II                                                   3,729,074     15,367,228     3,565,338      16,584,380
====================================================================================================================
Reacquired:
  Series I                                                     (758,859)    (3,015,839)   (2,862,278)    (12,877,145)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                    (370,822)    (1,445,556)   (1,162,675)     (5,284,604)
====================================================================================================================
                                                              5,257,913    $22,059,183     2,434,884    $ 11,821,027
____________________________________________________________________________________________________________________
====================================================================================================================


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     SERIES I
                                                 --------------------------------------------------------------------------------
                                                                                                              DECEMBER 29, 1999
                                                 SIX MONTHS                                                   (DATE OPERATIONS
                                                   ENDED                  YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                  JUNE 30,         -------------------------------------         DECEMBER 31,
                                                   2003             2002           2001           2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  3.79          $  5.59        $  8.21        $ 10.00             $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.01)(a)        (0.03)(a)      (0.05)(a)      (0.07)(a)           0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.77            (1.77)         (2.57)         (1.72)              0.00
=================================================================================================================================
    Total from investment operations                 0.76            (1.80)         (2.62)         (1.79)              0.00
=================================================================================================================================
Net asset value, end of period                    $  4.55          $  3.79        $  5.59        $  8.21             $10.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     20.05%          (32.20)%       (31.91)%       (17.90)%             0.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $40,677          $26,747        $39,226        $41,300             $1,000
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   1.30%(c)         1.30%          1.38%          1.40%              1.40%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                1.43%(c)         1.43%          1.44%          1.63%             12.58%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.61)%(c)       (0.67)%        (0.79)%        (0.69)%             2.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             74%             208%           144%            92%                --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $30,830,962.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                                               NOVEMBER 7, 2001
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002             2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  3.78           $  5.58            $ 5.33
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)         (0.04)(a)         (0.01)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.77             (1.76)             0.26
===============================================================================================================
    Total from investment operations                              0.75             (1.80)             0.25
===============================================================================================================
Net asset value, end of period                                 $  4.53           $  3.78            $ 5.58
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  19.84%           (32.26)%            4.69%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $28,970           $11,498            $3,552
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.45%(c)          1.45%             1.45%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.68%(c)          1.68%             1.61%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)        (0.82)%           (0.85)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          74%              208%              144%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $17,668,019.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    SUB-ADVISOR
Carl Frischling         Senior Vice President           H.S. Dent Advisors, Inc.
                                                        6515 Gwin Road
Robert H. Graham        Dana R. Sutton                  Oakland, CA 94611
                        Vice President and Treasurer
Prema Mathai-Davis                                      TRANSFER AGENT
                        Robert G. Alley                 A I M Fund Services, Inc.
Lewis F. Pennock        Vice President                  P.O. Box 4739
                                                        Houston, TX 77210-4739
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  CUSTODIAN
Louis S. Sklar                                          State Street Bank and Trust Company
                        Melville B. Cox                 225 Franklin Street
Mark H. Williamson      Vice President                  Boston, MA 02110

                        Karen Dunn Kelley               COUNSEL TO THE FUNDS
                        Vice President                  Foley & Lardner
                                                        3000 K N.W., Suite 500
                        Edgar M. Larsen                 Washington, D.C. 20007
                        Vice President
                                                        COUNSEL TO THE TRUSTEES
                        Nancy L. Martin                 Kramer, Levin, Naftalis & Frankel LLP
                        Secretary                       919 Third Avenue
                                                        New York, NY 10022

                                                        DISTRIBUTOR
                                                        A I M Distributors, Inc.
                                                        11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046


                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

FUND DATA                                       AIM V.I. DIVERSIFIED INCOME FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                              [PIE CHART]

NON-U.S. $ DENOMINATED CORPORATE BONDS & NOTES        6%
U.S. $ DENOMINATED CORPORATE BONDS & NOTES           82%
U.S. GOVERNMENT AGENCY SECURITIES                     5%
ASSET-BACKED SECURITIES                               3%
EQUITIES, CASH & OTHER                                4%

TOTAL NUMBER OF HOLDINGS                            270
TOTAL NET ASSETS                          $74.2 MILLION
AVERAGE CREDIT QUALITY RATING (BONDS)                 A
AVERAGE MATURITY (BONDS)                     7.92 YEARS

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)         5.34%
  10 Years                  5.25
   5 Years                  2.41
   1 Year                  12.47

SERIES II SHARES*
  10 Years                  4.99%
   5 Years                  2.16
   1 Year                  12.25

*Series II shares were first offered 3/14/02. Returns prior to that date are hypothetical results based on the performance of Series I shares from 6/30/93, adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                  8.26%

SERIES II SHARES                 8.16

LEHMAN AGGREGATE BOND INDEX      3.93
(Broad Market Index)

LIPPER BBB-RATED FUND INDEX      7.48
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===========================================================================================================================
TOP 10 FIXED-INCOME ISSUERS                                                TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------------------------------------
 1. Federal National Mortgage Association (FNMA)               3.6%       1. Other Diversified Financial Services     15.3%

 2. General Motors Acceptance Corp.                            2.8        2. Diversified Banks                        12.4

 3. CSC Holdings, Inc.                                         2.6        3. Broadcasting & Cable TV                  11.4

 4. United Mexican States (Mexico)                             2.1        4. Electric Utilities                        6.4

 5. Household Finance Corp.                                    1.6        5. U.S Government Agency Securities          5.1

 6. Bundesrepublik Deutschland (Sovereign Debt) (Germany)      1.5        6. Integrated Telecommunication Services     4.9

 7. Sprint Capital Corp.                                       1.5        7. Sovereign Debt                            4.7

 8. Citicorp Lease                                             1.5        8. Real Estate                               4.6

 9. Husky Oil Ltd.                                             1.3        9. Integrated Oil & Gas                      3.1

10. Clear Channel Communications, Inc.                         1.3       10. Oil & Gas Exploration & Production        2.3

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

o The fund's management team is composed of Robert G. Alley, Jan H. Friedli, Carolyn L. Gibbs, and Scot W. Johnson.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, for which the repayment of principal and interest is guaranteed by the government if held to maturity).

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper BBB-Rated Fund Index represents an average of the 30 largest BBB-rated bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIDIN-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-81.63%

AEROSPACE & DEFENSE-1.30%

Lockheed Martin Corp.,
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06    $  225,000   $   256,943
-----------------------------------------------------------------------
  Series A, Medium Term Notes, 8.66%,
    11/30/06                                      300,000       354,084
-----------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                          175,000       198,803
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05               145,000       155,489
=======================================================================
                                                                965,319
=======================================================================

APPAREL RETAIL-0.23%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                161,000       169,855
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.91%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.14%, 03/24/28(a)                2,000,000       387,280
-----------------------------------------------------------------------
Bank of New York Institutional Capital
  Trust-Series A, Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $298,178)(b)(c)        250,000       286,645
=======================================================================
                                                                673,925
=======================================================================

AUTOMOBILE MANUFACTURERS-0.21%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         150,000       152,406
=======================================================================

BROADCASTING & CABLE TV-10.73%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10 (Acquired 09/15/00;
  Cost $347,351)(b)(c)(d)                         350,000       219,625
-----------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom),
  Gtd. Yankee Notes, 6.88%, 02/23/09              400,000       444,968
-----------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes, 7.30%, 10/15/06       400,000       443,360
-----------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          700,000       826,875
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05               100,000       110,771
-----------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   250,000       333,895
-----------------------------------------------------------------------
Comcast Corp., Sr. Sub. Notes, 10.50%,
  06/15/06                                        500,000       595,000
-----------------------------------------------------------------------
Cox Communications, Inc.,
  Notes, 4.63%, 06/01/13                          200,000       201,198
-----------------------------------------------------------------------
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        325,000       365,683
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18             $  500,000   $   510,000
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                                 900,000       904,500
-----------------------------------------------------------------------
  7.88%, 12/15/07                                 500,000       512,500
-----------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03 ; Cost
  $137,439)(b)(c)                                  82,700        65,540
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 440,000       515,596
-----------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05              200,000       215,960
-----------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                      600,000       645,810
-----------------------------------------------------------------------
Time Warner Inc.,
  Unsec. Deb., 9.15%, 02/01/23                    600,000       756,156
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       164,718
-----------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                 125,000       129,046
=======================================================================
                                                              7,961,201
=======================================================================

CASINOS & GAMING-0.52%

Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12         200,000       216,500
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Notes,
  7.00%, 04/15/13 (Acquired 04/08/03; Cost
  $160,000)(b)(c)                                 160,000       172,000
=======================================================================
                                                                388,500
=======================================================================

CONSUMER FINANCE-1.40%

Capital One Bank,
  Notes, 4.88%, 05/15/08                          250,000       253,632
-----------------------------------------------------------------------
  Series 4, Sr. Global Notes, 6.50%, 07/30/04     100,000       102,875
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 7.25%, 05/01/06                          300,000       315,375
-----------------------------------------------------------------------
Providian Financial Corp., Sr. Unsec. Conv.
  Notes, 3.25%, 08/15/05                          400,000       367,500
=======================================================================
                                                              1,039,382
=======================================================================

DISTILLERS & VINTNERS-0.53%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12          90,000        97,650
-----------------------------------------------------------------------
Diageo PLC, (United Kingdom) Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                  225,000       293,746
=======================================================================
                                                                391,396
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-10.65%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $155,267)(b)(c)     $  140,000   $   153,479
-----------------------------------------------------------------------
Bank of America Corp.,
  Sub. Notes, 6.90%, 09/01/05                      50,000        55,798
-----------------------------------------------------------------------
  Series B, Putable Sub. Medium Term Notes,
  8.57%, 11/15/04                                 200,000       275,840
-----------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                          275,000       308,456
-----------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                175,000       201,672
-----------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $589,400)(b)(c)                  500,000       571,555
-----------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(e)             500,000       418,038
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                        400,000       477,104
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        570,000       672,361
-----------------------------------------------------------------------
BB&T Corp., RAPS, Sub. Notes, 6.38%, 06/30/05     300,000       325,833
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $632,715)(b)(c)                                 500,000       593,360
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        200,000       218,434
-----------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        250,000       256,505
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                   250,000       254,702
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12            250,000       284,350
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                200,000       241,726
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(e)                              180,000       142,746
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           325,000       433,699
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        400,000       399,712
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       112,846
-----------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $438,900)(b)(c)        440,000       440,524
-----------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 100,000       101,865
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  7.50%, 04/15/05                                 400,000       522,260
-----------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          200,000       244,338
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 175,000       194,332
=======================================================================
                                                              7,901,535
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


DIVERSIFIED CAPITAL MARKETS-0.61%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                     $  125,000   $   144,085
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          240,000       310,246
=======================================================================
                                                                454,331
=======================================================================

DIVERSIFIED CHEMICALS-0.14%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                                100,000       103,250
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.24%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08 (Acquired
  12/17/02; Cost $160,124)(b)                     165,000       181,087
=======================================================================

ELECTRIC UTILITIES-5.39%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05            100,000       111,549
-----------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                   240,000       241,718
-----------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $449,811)(b)(c)                            450,000       459,697
-----------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $252,130)(b)(c)                            250,000       255,075
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 175,000       183,802
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           270,000       303,950
-----------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                          150,000       162,736
-----------------------------------------------------------------------
  First Mortgage Bonds,
  3.75%, 03/05/08 (Acquired 02/20/03; Cost
  $149,564)(b)(c)                                 150,000       155,248
-----------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Floating Rate Euro Notes, 1.31%,
  09/29/49(e)                                     330,000       288,628
-----------------------------------------------------------------------
  Yankee Bonds, 9.40%, 02/01/21(f)                275,000       410,014
-----------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 3.50%, 05/15/08 (Acquired 05/13/03;
  Cost $499,205)(b)(c)                            500,000       503,365
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                         150,000       102,750
-----------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03, Cost $174,745)(b)(c)                  175,000       181,492
-----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               210,000       227,182
-----------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(f)                                     250,000       264,607
-----------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $149,711)(b)(c)        150,000       148,647
=======================================================================
                                                              4,000,460
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

ENVIRONMENTAL SERVICES-0.62%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                              $  400,000   $   457,388
=======================================================================

GAS UTILITIES-1.79%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           400,000       432,796
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        375,000       429,000
-----------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                        300,000       313,233
-----------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 150,000       152,250
=======================================================================
                                                              1,327,279
=======================================================================

GENERAL MERCHANDISE STORES-0.21%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        140,000       156,646
=======================================================================

HEALTH CARE FACILITIES-0.62%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09             240,000       266,400
-----------------------------------------------------------------------
HCA Inc., Notes, 6.25%, 02/15/13                  190,000       194,167
=======================================================================
                                                                460,567
=======================================================================

HOMEBUILDING-1.70%

D.R. Horton, Inc., Sr. Notes, 5.88%, 07/01/13     225,000       221,625
-----------------------------------------------------------------------
M.D.C. Holdings, Inc., Notes, 5.50%, 05/15/13     350,000       355,369
-----------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        500,000       516,735
-----------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                   155,000       165,850
=======================================================================
                                                              1,259,579
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.09%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                         60,000        65,850
=======================================================================

HOUSEWARES & SPECIALTIES-0.76%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/28                          550,000       563,062
=======================================================================

INTEGRATED OIL & GAS-3.12%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06        300,000       335,358
-----------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                   540,000       630,709
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 100,000       107,829
-----------------------------------------------------------------------
  7.38%, 11/15/08                                 250,000       295,590
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                 230,000       253,805
-----------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $698,194)(b)(c)        700,000       687,652
=======================================================================
                                                              2,310,943
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-4.85%

AT&T Corp., Sr. Unsec. Global Notes, 6.50%,
  11/15/06(g)                                  $  250,000   $   277,115
-----------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05          35,000        39,846
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                          140,000       156,183
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                  335,000       463,332
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    100,000       112,596
-----------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                   250,000       291,562
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               75,000        86,067
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 6.00%,
  01/15/07                                        725,000       782,275
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
  11/15/08                                        100,000       108,900
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05       200,000       217,174
-----------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               320,000       368,608
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            200,000       251,558
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          400,000       441,628
=======================================================================
                                                              3,596,844
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.81%

Bear Stearns Cos. Inc. (The) Sr. Unsec.,
  Global Notes, 3.00%, 03/30/06                    70,000        71,768
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Unsec.
  Notes, 7.25%, 10/01/05 (Acquired 03/18/03;
  Cost $195,228)(b)(c)                            175,000       195,120
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        100,000       116,741
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06     200,000       220,348
=======================================================================
                                                                603,977
=======================================================================

LIFE & HEALTH INSURANCE-1.45%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $321,150)(b)           325,000       335,494
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $224,876)(b)(c)                                 225,000       242,455
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         70,000        78,167
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 150,000       173,292
-----------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           200,000       247,262
=======================================================================
                                                              1,076,670
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.18%

Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                     $  135,000   $   131,625
=======================================================================

MOVIES & ENTERTAINMENT-0.62%

AOL Time Warner Inc., Sr. Gtd. Unsec. Unsub.
  Global Notes, 6.13%, 04/15/06                   150,000       164,206
-----------------------------------------------------------------------
Viacom Inc., Global Bonds, 5.50%, 05/15/33        300,000       297,870
=======================================================================
                                                                462,076
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.70%

Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        230,000       181,125
-----------------------------------------------------------------------
Westar Energy, Inc., First Mortgage Unsec.
  Global Notes, 7.88%, 05/01/07                   300,000       336,000
=======================================================================
                                                                517,125
=======================================================================

MUNICIPALITIES-0.53%

Illinois (State of); Unlimited Tax Series
  2003 GO, 5.10%, 06/01/33                        400,000       393,348
=======================================================================

OIL & GAS DRILLING-0.79%

Transocean Inc. (Cayman Islands), Unsec.
  Global Notes,
  6.75%, 04/15/05                                 200,000       216,356
-----------------------------------------------------------------------
  6.95%, 04/15/08                                 320,000       371,987
=======================================================================
                                                                588,343
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.30%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31          230,000       283,567
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          160,000       173,600
-----------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  $238,395)(b)(c)                                 230,000       238,363
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          400,000       463,716
-----------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                          490,000       547,575
=======================================================================
                                                              1,706,821
=======================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.94%

GulfTerra Energy Partners, L.P., Sr. Sub.
  Notes, 8.50%, 06/01/10 (Acquired 03/19/03;
  Cost $160,000)(b)(c)                            160,000       172,400
-----------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                        300,000       363,375
-----------------------------------------------------------------------
  Unsec. Unsub. Gtd. Global Notes, 6.50%,
  02/01/05                                        150,000       159,712
=======================================================================
                                                                695,487
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-12.87%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $  350,000   $   345,324
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes,
  4.90%, 01/17/13 (Acquired 01/08/03; Cost
  $139,562)(b)(c)                                 140,000       147,090
-----------------------------------------------------------------------
  2.65%, 01/17/06 (Acquired 01/08/03; Cost
  $199,684)(b)(c)                                 200,000       204,338
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        450,000       669,326
-----------------------------------------------------------------------
CIT Group Inc.,
  Global Notes, 5.63%, 05/17/04                   100,000       103,295
-----------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.29%, 11/25/03(h)                              140,000       140,276
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                75,000        79,806
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       414,586
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $417,043)(b)(c)                                 350,000       418,103
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $312,024)(b)(c)                                 295,000       384,055
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                           40,000        41,760
-----------------------------------------------------------------------
  Unsec. Global Notes,
  6.88%, 02/01/06                                 235,000       247,897
-----------------------------------------------------------------------
  6.70%, 07/16/04                                  70,000        72,801
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes,
  5.00%, 06/15/07                                 125,000       136,199
-----------------------------------------------------------------------
  6.00%, 06/15/12                                 250,000       283,230
-----------------------------------------------------------------------
  6.80%, 11/01/05                                  75,000        83,737
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                   200,000       196,824
-----------------------------------------------------------------------
  Global Notes,
  4.50%, 07/15/06                                 260,000       261,599
-----------------------------------------------------------------------
  5.13%, 05/09/08                                 285,000       282,552
-----------------------------------------------------------------------
  Medium Term Notes,
  4.15%, 02/07/05                                 800,000       811,312
-----------------------------------------------------------------------
  6.38%, 01/30/04                                 350,000       358,397
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            125,000       130,873
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A., Unsec.
  Global Notes, 7.38%, 11/01/09                   200,000       242,150
-----------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 10/15/11                   500,000       569,995
-----------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               35,000        36,005
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.50%, 01/24/06                                 125,000       138,509
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 400,000       446,292
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                $  240,000   $   243,456
-----------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                           60,000        62,299
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 100,000       111,570
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07        180,000       203,081
-----------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                 300,000       362,214
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $550,695)(b)(c)                                 500,000       545,450
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $220,406)(b)(c)                                 196,434       239,315
-----------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        180,000       232,855
-----------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                        190,000       191,894
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          100,000       112,568
=======================================================================
                                                              9,551,033
=======================================================================

PACKAGED FOODS & MEATS-0.97%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  7.25%, 05/01/09                                  85,000        90,525
-----------------------------------------------------------------------
Kraft Foods Inc., Global Notes,
  5.25%, 06/01/07                                  95,000       102,648
-----------------------------------------------------------------------
  5.63%, 11/01/11                                 200,000       217,598
-----------------------------------------------------------------------
  6.25%, 06/01/12                                 275,000       310,767
=======================================================================
                                                                721,538
=======================================================================

PUBLISHING-0.90%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                 300,000       356,022
-----------------------------------------------------------------------
News America Inc.,
  Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03;
  Cost $74,842)()(b)(c)                            75,000        80,028
-----------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10               150,000       169,352
-----------------------------------------------------------------------
Tribune Co., Unsec. Conv. Sub. PHONES, 2.00%,
  05/15/29                                            700        58,800
=======================================================================
                                                                664,202
=======================================================================

REAL ESTATE-3.72%

EOP Operating L.P.,
  Sr. Unsec. Notes,
  6.50%, 06/15/04                                 275,000       285,948
-----------------------------------------------------------------------
  7.25%, 06/15/28                                 100,000       112,708
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               80,000        92,378
-----------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   150,000       172,965
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                              $  500,000   $   539,520
-----------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                        125,000       130,313
-----------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes,
  9.50%, 01/15/07                                 200,000       217,500
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 100,000       110,500
-----------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $573,867)()(b)(c)                               575,000       606,924
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 400,000       487,468
=======================================================================
                                                              2,756,224
=======================================================================

REGIONAL BANKS-1.31%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $346,206)()(b)(c)                               350,000       357,665
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          210,000       219,463
-----------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                          350,000       394,632
=======================================================================
                                                                971,760
=======================================================================

SOVEREIGN DEBT-2.96%

New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                    230,000       285,805
-----------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 300,000       391,080
-----------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes,
  4.63%, 10/08/08                                 150,000       153,188
-----------------------------------------------------------------------
  6.63%, 03/03/15                                 350,000       373,188
-----------------------------------------------------------------------
  7.50%, 04/08/33                                 850,000       904,188
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  6.38%, 01/16/13                                  85,000        90,313
=======================================================================
                                                              2,197,762
=======================================================================

SPECIALTY STORES-0.20%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                                130,000       144,950
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.24%

Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.25%, 06/15/04                                  50,000        51,818
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        125,000       129,351
=======================================================================
                                                                181,169
=======================================================================

TOBACCO-0.39%

Altria Group, Inc., Notes, 7.13%, 10/01/04        275,000       288,406
=======================================================================

TRUCKING-1.02%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                                 650,000       760,260
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-2.11%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31         $  210,000   $   262,565
-----------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                           50,000        55,184
-----------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  670,000       819,075
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         350,000       431,375
=======================================================================
                                                              1,568,199
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $58,288,489)                               60,561,780
=======================================================================

                                               PRINCIPAL
                                               AMOUNT(i)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-5.55%

CANADA-0.63%

Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14 CAD                             600,000       468,680
=======================================================================

GERMANY-3.27%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Euro Bonds, 5.00%, 07/04/12EUR     900,000     1,134,547
-----------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 3.50%, 11/15/05                  EUR     600,000       709,762
-----------------------------------------------------------------------
Landesbank Baden-Wuerttemberg (Diversified
  Banks), Sec. Euro Bonds, 3.25%, 05/08/08EUR     500,000       581,071
=======================================================================
                                                              2,425,380
=======================================================================

NETHERLANDS-0.42%

Koninklijke Numico N.V. (Packaged Foods &
  Meats), Conv. Sub. Euro Bonds, 1.50%,
  09/22/04     EUR                                250,000       309,466
=======================================================================

UNITED KINGDOM-1.23%

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22              GBP                       424,301       725,413
-----------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           GBP     100,000       188,821
=======================================================================
                                                                914,234
=======================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $3,739,881)                                 4,117,760
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-5.11%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.86%

Pass Through Ctfs.,
  8.50%, 03/01/10                                   6,907         7,500
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  6.50%, 05/01/16 to 08/01/32                  $  341,088   $   355,443
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 12/01/31                     265,793       276,018
=======================================================================
                                                                638,961
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.65%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32                     344,324       363,244
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 11/01/31                     317,611       332,189
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 03/01/33                     418,166       435,355
-----------------------------------------------------------------------
  5.00%, 06/01/18                                 186,000       192,425
-----------------------------------------------------------------------
  5.50%, 06/01/18                                 181,793       188,901
-----------------------------------------------------------------------
  7.50%, 04/01/29 to 05/01/32                     483,772       514,475
-----------------------------------------------------------------------
  8.00%, 04/01/32                                 155,143       166,771
-----------------------------------------------------------------------
Pass Through Ctfs., TBA, 5.50%, 07/01/33          338,000       349,999
-----------------------------------------------------------------------
Unsec. Sub. Notes, 5.25%, 08/01/12                150,000       162,672
=======================================================================
                                                              2,706,031
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.60%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                     107,221       114,592
-----------------------------------------------------------------------
  8.50%, 11/15/24                                  49,456        54,107
-----------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31                      57,274        60,510
-----------------------------------------------------------------------
  6.50%, 11/15/31 to 03/15/32                     132,962       139,662
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                      75,141        78,826
=======================================================================
                                                                447,697
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $3,732,515)                                       3,792,689
=======================================================================

ASSET-BACKED SECURITIES-2.48%

AIRLINES-0.04%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $536,088)(b)(c)                                 536,088        29,485
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.44%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-06/19/02; Cost
  $367,262)(b)(c)                                 346,881       376,508
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 06/01/00-08/20/02; Cost
  $609,801)(b)(c)                                 600,000       725,418
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., PATS,
  7.38%, 05/15/04 (Acquired 02/06/03; Cost
  $157,275)(b)(c)                                 150,000       156,285
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Notes, 6.00%,
  05/15/06                                     $  250,000   $   277,507
-----------------------------------------------------------------------
Yorkshire Power-Series 2000-1 (Cayman
  Islands), Pass Through Ctfs., 8.25%,
  02/15/05 (Acquired 06/19/03;
  $272,573)(b)(c)                                 250,000       272,045
=======================================================================
                                                              1,807,763
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,181,973)                                             1,837,248
=======================================================================

                                                 SHARES

STOCKS & OTHER EQUITY INTERESTS-0.87%

BROADCASTING & CABLE TV-0.02%

Knology, Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(b)(c)(j)(k)          1,000             0
-----------------------------------------------------------------------
Knology, Inc.-Series D, Conv. Pfd. (Acquired
  01/06/98; Cost $0)(b)(c)(l)                       8,626        14,017
=======================================================================
                                                                 14,017
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(c)(j)                         275   $         3
=======================================================================

RAILROADS-0.00%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(b)(c)(j)               200         1,961
=======================================================================

REAL ESTATE-0.85%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $600,000)(b)(c)            600       630,000
=======================================================================
    Total Stocks & Other Equity Interests
      (Cost $600,000)                                           645,981
=======================================================================
TOTAL INVESTMENTS-95.64% (Cost $68,542,858)                  70,955,458
=======================================================================
OTHER ASSETS LESS LIABILITIES-4.36%                           3,236,415
=======================================================================
NET ASSETS-100.00%                                          $74,191,873
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
GO      - General Obligation
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
PHONES  - Participation Hybrid Option Notes
PIK     - Payment in Kind
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TAPS    - Threshold Appreciation Priced Securities
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $11,447,513, which represented 15.43% of the Fund's net assets.
(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $10,930,932 which represented 14.73% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 06/30/03.
(f) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(g) A portion of this principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section H and
    Note 9.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 06/30/03.
(i) Foreign denominated security. Par value is denominated in currency indicated.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) Security fair valued in accordance with the procedures established by the Board of Trustees.
(l) Non-income producing security acquired as a payment in kind.

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $68,542,858)  $ 70,955,458
-------------------------------------------------------------
Foreign currencies, at value (cost $969,190)          969,522
-------------------------------------------------------------
Cash                                                1,607,664
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,076,624
-------------------------------------------------------------
  Fund shares sold                                     27,379
-------------------------------------------------------------
  Dividends and interest                            1,003,792
-------------------------------------------------------------
  Foreign currency contracts outstanding               37,830
-------------------------------------------------------------
  Foreign currency contracts closed                    35,580
-------------------------------------------------------------
Investment for deferred compensation plan              37,610
-------------------------------------------------------------
Other assets                                            1,828
=============================================================
    Total assets                                   75,753,287
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,407,735
-------------------------------------------------------------
  Fund shares reacquired                               42,187
-------------------------------------------------------------
  Deferred compensation plan                           37,610
-------------------------------------------------------------
  Variation margin                                     16,500
-------------------------------------------------------------
Accrued administrative services fees                   25,471
-------------------------------------------------------------
Accrued distribution fees -- Series II                    254
-------------------------------------------------------------
Accrued transfer agent fees                             1,037
-------------------------------------------------------------
Accrued operating expenses                             30,620
=============================================================
    Total liabilities                               1,561,414
=============================================================
Net assets applicable to shares outstanding      $ 74,191,873
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 85,782,580
-------------------------------------------------------------
Undistributed net investment income                 6,259,561
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  foreign currency contracts                      (20,339,422)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts          2,489,154
=============================================================
                                                 $ 74,191,873
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 73,728,976
_____________________________________________________________
=============================================================
Series II                                        $    462,897
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            7,917,929
_____________________________________________________________
=============================================================
Series II                                              49,898
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       9.31
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       9.28
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                          $2,170,818
------------------------------------------------------------
Dividends                                             32,599
------------------------------------------------------------
Dividends from affiliated money market funds           9,901
============================================================
    Total investment income                        2,213,318
============================================================

EXPENSES:

Advisory fees                                        213,462
------------------------------------------------------------
Administrative services fees                          74,021
------------------------------------------------------------
Custodian fees                                        15,303
------------------------------------------------------------
Distribution fees -- Series II                           428
------------------------------------------------------------
Transfer agent fees                                    2,421
------------------------------------------------------------
Trustees' fees                                         4,664
------------------------------------------------------------
Other                                                 23,491
============================================================
    Total expenses                                   333,790
============================================================
Less: Fees waived and expenses paid indirectly          (520)
============================================================
    Net expenses                                     333,270
============================================================
Net investment income                              1,880,048
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            3,035,131
------------------------------------------------------------
  Foreign currencies                                  (7,151)
------------------------------------------------------------
  Foreign currency contracts                          35,580
============================================================
                                                   3,063,560
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              660,306
------------------------------------------------------------
  Foreign currencies                                  (5,422)
------------------------------------------------------------
  Foreign currency contracts                          37,830
------------------------------------------------------------
  Futures contracts                                   32,193
============================================================
                                                     724,907
============================================================
Net gain from investment securities, foreign
  currencies, foreign currency contracts and
  futures contracts                                3,788,467
============================================================
Net increase in net assets resulting from
  operations                                      $5,668,515
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,880,048    $ 4,574,009
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           3,063,560     (7,703,601)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                               724,907      4,663,791
=========================================================================================
    Net increase in net assets resulting from operations        5,668,515      1,534,199
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --     (5,535,504)
-----------------------------------------------------------------------------------------
  Series II                                                            --         (9,184)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (5,544,688)
=========================================================================================
Share transactions-net:
  Series I                                                     (2,553,332)    (5,226,934)
-----------------------------------------------------------------------------------------
  Series II                                                       310,919        128,395
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,242,413)    (5,098,539)
=========================================================================================
    Net increase (decrease) in net assets                       3,426,102     (9,109,028)
=========================================================================================

NET ASSETS:

  Beginning of period                                          70,765,771     79,874,799
=========================================================================================
  End of period                                               $74,191,873    $70,765,771
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type,

                        AIM V.I. DIVERSIFIED INCOME FUND
     coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $196.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $74,021 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $4,235 such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the

                        AIM V.I. DIVERSIFIED INCOME FUND
annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $428.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,379 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $323 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $324.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2005                              $   972,722
-----------------------------------------------------------
December 31, 2006                                1,451,891
-----------------------------------------------------------
December 31, 2007                                2,582,661
-----------------------------------------------------------
December 31, 2008                                4,437,761
-----------------------------------------------------------
December 31, 2009                                6,105,069
-----------------------------------------------------------
December 31, 2010                                6,879,053
===========================================================
Total capital loss carryforward                $22,429,157
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $57,153,326 and $58,187,088, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 3,500,344
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (1,094,998)
=============================================================
Net unrealized appreciation of investment
  securities                                      $ 2,405,346
_____________________________________________________________
=============================================================
Cost of investment for tax purposes is $68,550,112.

NOTE 8--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at June 30, 2003 were as follows:

                CONTRACT TO
SETTLEMENT  --------------------                              UNREALIZED
DATE        CURRENCY    DELIVER     RECEIVE       VALUE      APPRECIATION
-------------------------------------------------------------------------
08/29/03      EUR      1,500,000   $1,761,975   $1,724,145     $37,830
_________________________________________________________________________
=========================================================================

NOTE 9--FUTURE CONTRACTS

On June 30, 2003, $150,000 principal amount of AT&T Corp. obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                        NUMBER
                          OF          MONTH/         MARKET      UNREALIZED
CONTRACT               CONTRACTS    COMMITMENT       VALUE      APPRECIATION
----------------------------------------------------------------------------
10 year Treasury Note
  Futures                 44       Sept-03/Short   $5,167,250     $32,193
____________________________________________________________________________
============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003              DECEMBER 31, 2002
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       720,745    $ 6,426,849     1,352,069    $ 12,168,430
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      35,894        315,058        13,618         121,346
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --       655,089       5,535,504
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                          --             --         1,090           9,184
=====================================================================================================================
Reacquired:
  Series I                                                    (1,012,818)    (8,980,181)   (2,547,691)    (22,930,868)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (465)        (4,139)         (239)         (2,135)
=====================================================================================================================
                                                                (256,644)   $(2,242,413)     (526,064)   $ (5,098,539)
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II shares commenced sales on March 14, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                     ENDED                             YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         ------------------------------------------------------------
                                                      2003            2002       2001            2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  8.60         $  9.13    $  9.49         $ 10.06        $ 10.94    $ 11.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.23(a)         0.55(a)    0.67(a)(b)      0.76(a)        0.64       0.75
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.48           (0.35)     (0.35)          (0.69)         (0.85)     (0.35)
=================================================================================================================================
    Total from investment operations                    0.71            0.20       0.32            0.07          (0.21)      0.40
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.73)     (0.68)          (0.64)         (0.67)     (0.57)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              --         --              --             --      (0.18)
=================================================================================================================================
    Total distributions                                   --           (0.73)     (0.68)          (0.64)         (0.67)     (0.75)
=================================================================================================================================
Net asset value, end of period                       $  9.31         $  8.60    $  9.13         $  9.49        $ 10.06    $ 10.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         8.26%           2.30%      3.48%           0.80%         (1.92)%     3.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $73,729         $70,642    $79,875         $83,722        $99,509    $96,445
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.94%(d)        0.94%      0.93%           0.90%          0.83%      0.77%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                5.29%(d)        6.15%      6.87%(b)        7.84%          7.20%      6.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                82%             86%        79%             74%            83%        50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $71,398,930.
(e)  Not annualized for periods less than one year.

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                                         SERIES II
                                                              -------------------------------
                                                                               MARCH 14, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $8.58              $ 8.97
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.22(a)             0.42(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.48               (0.08)
=============================================================================================
    Total from investment operations                             0.70                0.34
=============================================================================================
Less dividends from net investment income                          --               (0.73)
=============================================================================================
Net asset value, end of period                                  $9.28              $ 8.58
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  8.16%               3.90%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 463              $  124
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                          1.19%(c)            1.19%(d)
=============================================================================================
Ratio of net investment income to average net assets             5.04%(c)            5.90%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         82%                 86%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $344,848.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                        AIM V.I. DIVERSIFIED INCOME FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046




                        AIM V.I. DIVERSIFIED INCOME FUND

FUND DATA                                         AIM V.I. GLOBAL UTILITIES FUND

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

                                  [PIE CHART]

EQUITY, DOMESTIC                        71%
EQUITY, INTERNATIONAL                   19%
BONDS & NOTES                            6%
CASH & OTHER                             4%

TOTAL NUMBER OF HOLDINGS*               61
  EQUITY HOLDINGS                       51
  FIXED INCOME HOLDINGS                 10
TOTAL NET ASSETS             $21.3 million

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/2/94)                  4.50%
  5 Years                           -3.98
  1 Year                            -3.97

SERIES II SHARES**
 Inception                           4.25%
  5 Years                           -4.19
  1 Year                            -4.06

**Series II shares were first offered on 3/26/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/2/94), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                      9.35%

SERIES II SHARES                     9.26

S&P 500                             11.75
(Broad Market Index)

LIPPER UTILITY FUND INDEX           12.31
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==================================================================================================================================
TOP 10 EQUITY HOLDINGS*                          TOP INDUSTRIES*                                         TOP COUNTRIES
----------------------------------------------------------------------------------------------------------------------------------
 1. FPL Group, Inc.                    5.7%     1. Electric Utilities                       53.7%       1. United States     77.9%

 2. Energy East Corp.                  4.3      2. Multi-Utilities & Unregulated Power      12.3        2. United Kingdom     9.0

 3. Pinnacle West Capital Corp.        4.2      3. Integrated Telecommunication Services    12.1        3. Spain              4.7

 4. Southern Co. (The)                 4.2      4. Gas Utilities                            10.6        4. Italy              3.6

 5. NiSource Inc.                      3.7      5. Water Utilities                           3.1        5. Germany            2.0

 6. DTE Energy Co.                     3.6      6. Wireless Telecommunication Services       1.7        6. France             1.3

 7. Verizon Communications Inc.        3.3      7. Diversified Metals & Mining               1.5        7. Greece             1.0

 8. Endesa, S.A. (Spain)               2.8      8. Integrated Oil & Gas                      0.6        8. Canada             0.5

 9. BellSouth Corp.                    2.6

10. Kelda Group PLC (United Kingdom)   2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   AIM V.I. Global Utilities Fund seeks to achieve a high total return.

o As of 6/30/03, the fund's management team was composed of: Robert G. Alley, Claude C. Cody, IV, Jan H. Friedli, Craig A. Smith, and Meggan M. Walsh. Effective 7/01/03, after the close of the reporting period, Jeffrey G. Morris became the manager of the fund.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIGLU-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-70.53%

DIVERSIFIED METALS & MINING-1.44%

Peabody Energy Corp.                              9,100    $   305,669
======================================================================

ELECTRIC UTILITIES-45.37%

American Electric Power Co., Inc.                 8,700        259,521
----------------------------------------------------------------------
CenterPoint Energy, Inc.                         14,400        117,360
----------------------------------------------------------------------
Cinergy Corp.                                     6,400        235,456
----------------------------------------------------------------------
CMS Energy Corp.(a)                              12,500        101,250
----------------------------------------------------------------------
Consolidated Edison, Inc.                         9,200        398,176
----------------------------------------------------------------------
Constellation Energy Group, Inc.                 12,300        421,890
----------------------------------------------------------------------
Dominion Resources, Inc.                          4,000        257,080
----------------------------------------------------------------------
DTE Energy Co.                                   20,000        772,800
----------------------------------------------------------------------
Edison International(a)                           7,600        124,868
----------------------------------------------------------------------
Entergy Corp.                                     8,800        464,464
----------------------------------------------------------------------
Exelon Corp.                                      8,100        484,461
----------------------------------------------------------------------
FirstEnergy Corp.                                13,000        499,850
----------------------------------------------------------------------
FPL Group, Inc.                                  18,100      1,209,985
----------------------------------------------------------------------
Northeast Utilities                              18,400        308,016
----------------------------------------------------------------------
OGE Energy Corp.                                 15,000        320,550
----------------------------------------------------------------------
PG&E Corp.(a)                                    10,600        224,190
----------------------------------------------------------------------
Pinnacle West Capital Corp.                      24,000        898,800
----------------------------------------------------------------------
PPL Corp.                                        10,700        460,100
----------------------------------------------------------------------
Progress Energy, Inc.                             5,000        219,500
----------------------------------------------------------------------
Public Service Enterprise Group Inc.              8,700        367,575
----------------------------------------------------------------------
Southern Co. (The)                               28,700        894,292
----------------------------------------------------------------------
TXU Corp.                                        11,900        267,155
----------------------------------------------------------------------
Wisconsin Energy Corp.                           11,600        336,400
======================================================================
                                                             9,643,739
======================================================================

GAS UTILITIES-9.51%

KeySpan Corp.                                    11,000        389,950
----------------------------------------------------------------------
Kinder Morgan, Inc.                               5,100        278,715
----------------------------------------------------------------------
NiSource Inc.                                    40,800        775,200
----------------------------------------------------------------------
Peoples Energy Corp.                              6,000        257,340
----------------------------------------------------------------------
Sempra Energy                                    11,200        319,536
======================================================================
                                                             2,020,741
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.38%

BellSouth Corp.                                  21,100        561,893
----------------------------------------------------------------------
SBC Communications Inc.                          12,100        309,155
----------------------------------------------------------------------
Verizon Communications Inc.                      17,686        697,713
======================================================================
                                                             1,568,761
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-6.26%

Energy East Corp.                                43,500    $   903,060
----------------------------------------------------------------------
Equitable Resources, Inc.                         3,000        122,220
----------------------------------------------------------------------
ONEOK, Inc.                                       8,400        164,892
----------------------------------------------------------------------
Reliant Resources, Inc.(a)                       22,948        140,671
======================================================================
                                                             1,330,843
======================================================================

WATER UTILITIES-0.57%

Philadelphia Suburban Corp.                       5,000        121,900
======================================================================
    Total Domestic Common Stocks (Cost
      $13,938,692)                                          14,991,653
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.73%

FRANCE-1.34%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          9,300        148,426
----------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                   900        136,384
======================================================================
                                                               284,810
======================================================================

GERMANY-1.97%

E.ON A.G. (Electric Utilities)                    8,120        418,608
======================================================================

GREECE-1.03%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01-12/27/02; Cost
  $140,218)(b)(c)(d)                             12,100        219,029
======================================================================

ITALY-3.60%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99-09/07/01; Cost
  $453,977)(b)                                   50,000        236,057
----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01-12/27/02; Cost
  $89,330)(b)                                    33,900        133,503
----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                    72,200        396,570
======================================================================
                                                               766,130
======================================================================

SPAIN-4.70%

Endesa, S.A. (Electric Utilities)                35,100        589,289
----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                 35,105        408,681
======================================================================
                                                               997,970
======================================================================

UNITED KINGDOM-6.09%

Kelda Group PLC (Water Utilities)                76,474        541,178
----------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                             27,813        189,225
----------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                             21,600        210,600
----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Vodafone Group PLC (Wireless
  Telecommunication Services)                   150,394    $   295,011
----------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                     3,000         58,950
======================================================================
                                                             1,294,964
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,344,925)                            3,981,511
======================================================================

                                               PRINCIPAL
                                                AMOUNT
BONDS & NOTES-6.34%

ELECTRIC UTILITIES-2.60%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05         $100,000    $   111,549
----------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(e)         100,000        111,119
----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        100,000        111,471
----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05             100,000        108,182
----------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                        100,000        110,779
======================================================================
                                                               553,100
======================================================================

GAS UTILITIES-0.44%

Consolidated Natural Gas Co., Unsec. Deb.,
  6.63%, 12/01/08                                80,000         93,478
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.94%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05      $100,000    $   113,847
----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06             75,000         86,067
======================================================================
                                                               199,914
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.36%

National Grid Co. PLC (United Kingdom)-Series
  RG, Conv. Bonds, 4.25%, 02/17/08(f)     GBP    32,000         58,900
----------------------------------------------------------------------
National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $397,800)(b)(d)(f)                 GBP   240,000        441,749
======================================================================
                                                               500,649
======================================================================
    Total Bonds & Notes (Cost $1,287,740)                    1,347,141
======================================================================

                                                SHARES
MONEY MARKET FUNDS-4.20%

STIC Liquid Assets Portfolio(g)                 446,506        446,506
----------------------------------------------------------------------
STIC Prime Portfolio(g)                         446,506        446,506
======================================================================
    Total Money Market Funds (Cost $893,012)                   893,012
======================================================================
TOTAL INVESTMENTS-99.80% (Cost $20,464,369)                 21,213,317
======================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                             42,275
======================================================================
NET ASSETS-100.00%                                         $21,255,592
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $1,030,338, which represented 4.85% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $660,778, which represented 3.11% of the Fund's net assets.
(e) Principal and interest are secured by bond insurance provided by MBIA Insurance Co.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $20,464,369)  $ 21,213,317
-------------------------------------------------------------
Foreign currencies, at value (cost $1,980)              1,950
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                      8,540
-------------------------------------------------------------
  Investments matured (Note 8)                         27,931
-------------------------------------------------------------
  Dividends and interest                               83,537
-------------------------------------------------------------
Investment for deferred compensation plan              34,333
=============================================================
    Total assets                                   21,369,608
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               56,538
-------------------------------------------------------------
  Deferred compensation plan                           34,333
-------------------------------------------------------------
Accrued administrative services fees                    7,234
-------------------------------------------------------------
Accrued distribution fees -- Series II                     57
-------------------------------------------------------------
Accrued transfer agent fees                               712
-------------------------------------------------------------
Accrued trustees' fees                                     54
-------------------------------------------------------------
Accrued operating expenses                             15,088
=============================================================
    Total liabilities                                 114,016
=============================================================
Net assets applicable to shares outstanding      $ 21,255,592
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 34,359,323
-------------------------------------------------------------
Undistributed net investment income                 1,028,996
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                (14,881,889)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                   749,162
=============================================================
                                                   21,255,592
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 21,077,182
_____________________________________________________________
=============================================================
Series II                                        $    178,410
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            1,981,639
_____________________________________________________________
=============================================================
Series II                                              16,793
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      10.64
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      10.62
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $10,550)                                        $   412,233
-------------------------------------------------------------
Dividends from affiliated money market funds            6,223
-------------------------------------------------------------
Interest                                               20,988
=============================================================
    Total investment income                           439,444
=============================================================

EXPENSES:

Advisory fees                                          65,160
-------------------------------------------------------------
Administrative services fees                           38,470
-------------------------------------------------------------
Custodian fees                                          9,413
-------------------------------------------------------------
Distribution fees -- Series II                            169
-------------------------------------------------------------
Transfer agent fees                                       637
-------------------------------------------------------------
Trustees' fees                                          4,547
-------------------------------------------------------------
Professional fees                                       8,064
-------------------------------------------------------------
Other                                                   4,215
=============================================================
    Total expenses                                    130,675
=============================================================
Less: Fees waived, expenses reimbursed and
  expenses paid indirectly                               (233)
=============================================================
    Net expenses                                      130,442
=============================================================
Net investment income                                 309,002
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (3,492,745)
-------------------------------------------------------------
  Foreign currencies                                      405
-------------------------------------------------------------
  Option contracts written                             28,901
=============================================================
                                                   (3,463,439)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             4,875,610
-------------------------------------------------------------
  Foreign currencies                                     (568)
=============================================================
                                                    4,875,042
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                   1,411,603
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,720,605
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   309,002    $    762,574
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (3,463,439)     (6,664,204)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                4,875,042      (2,994,557)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,720,605      (8,896,187)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --        (735,979)
-----------------------------------------------------------------------------------------
  Series II                                                            --          (3,622)
=========================================================================================
    Decrease in net assets resulting from distributions                --        (739,601)
=========================================================================================
Share transactions-net:
  Series I                                                     (1,552,542)     (6,268,289)
-----------------------------------------------------------------------------------------
  Series II                                                        53,030         109,263
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,499,512)     (6,159,026)
=========================================================================================
    Net increase (decrease) in net assets                         221,093     (15,794,814)
=========================================================================================

NET ASSETS:

  Beginning of period                                          21,034,499      36,829,313
=========================================================================================
  End of period                                               $21,255,592    $ 21,034,499
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case

                         AIM V.I. GLOBAL UTILITIES FUND
     of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense

                         AIM V.I. GLOBAL UTILITIES FUND
on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $164.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $38,470 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,501 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $101 after AIM Distributors reimbursed Plan fees of $68.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --       $     --
----------------------------------------------------------
Written                                 614         33,143
----------------------------------------------------------
Exercised                               (84)        (4,242)
----------------------------------------------------------
Expired                                (530)       (28,901)
==========================================================
End of period                            --       $     --
__________________________________________________________
==========================================================

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $ 3,082,903
-----------------------------------------------------------
December 31, 2010                                8,206,319
===========================================================
Total capital loss carryforward                $11,289,222
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

    The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $1,680,542 and $2,505,956, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $527,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 2,396,729
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,161,051)
=============================================================
Net unrealized appreciation of investment
  securities                                      $   235,678
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $21,005,570.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                 SIX MONTHS ENDED              YEAR ENDED
                                                                   JUNE 30, 2003            DECEMBER 31, 2002
                                                              -----------------------    -----------------------
                                                               SHARES       AMOUNT        SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     172,517    $ 1,730,291     192,882    $ 2,309,033
----------------------------------------------------------------------------------------------------------------
  Series II*                                                     5,744         57,222      11,365        108,344
================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --      77,066        735,979
----------------------------------------------------------------------------------------------------------------
  Series II*                                                        --             --         380          3,622
================================================================================================================
Reacquired:
  Series I                                                    (340,350)    (3,282,833)   (838,194)    (9,313,301)
----------------------------------------------------------------------------------------------------------------
  Series II*                                                      (403)        (4,192)       (293)        (2,703)
================================================================================================================
                                                              (162,492)   $(1,499,512)   (556,794)   $(6,159,026)
________________________________________________________________________________________________________________
================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30,        ----------------------------------------------------------------
                                                   2003           2002          2001          2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.73         $ 13.55       $ 21.16       $ 22.80       $ 17.36        $ 15.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.15(a)         0.31(a)       0.29(a)(b)    0.29(a)       0.32(a)        0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.76           (3.78)        (6.25)        (0.80)         5.49           2.15
=================================================================================================================================
    Total from investment operations                0.91           (3.47)        (5.96)        (0.51)         5.81           2.50
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --           (0.35)        (0.22)        (0.23)        (0.37)         (0.28)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --         (1.43)        (0.90)           --          (0.12)
=================================================================================================================================
    Total distributions                               --           (0.35)        (1.65)        (1.13)        (0.37)         (0.40)
=================================================================================================================================
Net asset value, end of period                   $ 10.64         $  9.73       $ 13.55       $ 21.16       $ 22.80        $ 17.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     9.35%         (25.53)%      (27.93)%       (2.28)%       33.56%         16.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $21,077         $20,923       $36,829       $49,536       $39,772        $28,134
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:            1.30%(d)        1.22%         1.07%         1.10%         1.14%          1.11%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            3.08%(d)        2.75%         1.59%(b)      1.23%         1.72%          2.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             9%             54%           32%           50%           45%            32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $20,078,716.
(e) Not annualized for periods less than one year.

                                                                             SERIES II
                                                              ---------------------------------------
                                                              SIX MONTHS           MARCH 26, 2002
                                                                ENDED          (DATE SALES COMMENCED)
                                                               JUNE 30,           TO DECEMBER 31,
                                                                 2003                   2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.72                $ 13.54
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14(a)                0.19(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.76                  (3.66)
=====================================================================================================
    Total from investment operations                              0.90                  (3.47)
=====================================================================================================
Less distributions from net investment income                       --                  (0.35)
=====================================================================================================
Net asset value, end of period                                  $10.62                $  9.72
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   9.26%                (25.55)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  178                $   111
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.45%(c)               1.45%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  1.55%(c)               1.51%(d)
=====================================================================================================
Ratio of net investment income to average net assets              2.93%(c)               2.52%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           9%                    54%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $136,642.
(d) Annualized.
(e) Not annualized for periods less than one year.

                         AIM V.I. GLOBAL UTILITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                           OFFICE OF THE FUND
                                                           11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                   Suite 100
                        Chairman and President             Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson                 INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President           A I M Advisors, Inc.
                                                           11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                    Suite 100
                        Senior Vice President              Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                       TRANSFER AGENT
Carl Frischling         Senior Vice President              A I M Fund Services, Inc.
                                                           P.O. Box 4739
Robert H. Graham        Dana R. Sutton                     Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                         CUSTODIAN
                        Robert G. Alley                    State Street Bank and Trust Company
Lewis F. Pennock        Vice President                     225 Franklin Street
                                                           Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                     COUNSEL TO THE FUNDS
Louis S. Sklar                                             Foley & Lardner
                        Melville B. Cox                    3000 K N.W., Suite 500
Mark H. Williamson      Vice President                     Washington, D.C. 20007

                        Karen Dunn Kelley                  COUNSEL TO THE TRUSTEES
                        Vice President                     Kramer, Levin, Naftalis & Frankel LLP
                                                           919 Third Avenue
                        Edgar M. Larsen                    New York, NY 10022
                        Vice President
                                                           DISTRIBUTOR
                        Nancy L. Martin                    A I M Distributors, Inc.
                        Secretary                          11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046



                         AIM V.I. GLOBAL UTILITIES FUND

FUND DATA                                    AIM V.I. GOVERNMENT SECURITIES FUND

================================================================================

PORTFOLIO COMPOSITION

Based on total investments

                                                [PIE CHART]

U.S. TREASURY OBLIGATIONS                             19.6%
MORTGAGE OBLIGATIONS                                  60.3%
NON-MORTGAGE U.S. AGENCY OBLIGATIONS                  18.2%
CASH & OTHER                                           1.9%

TOTAL NUMBER OF HOLDINGS*                              247
WEIGHTED AVERAGE MATURITY                       4.65 years
AVERAGE DURATION                                3.21 years
TOTAL NET ASSETS                            $608.7 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)         5.77%
  10 Years                  5.71
   5 Years                  6.00
   1 Year                   7.63

SERIES II SHARES**
  10 Years                  5.44%
   5 Years                  5.73
   1 Year                   7.30

**Series II shares were first offered on 9/19/01. Returns prior to that date are hypothetical results based on the performance of Series I shares from 6/30/93, adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================

================================================================================

FUND VS. INDEXES

Total returns 12/31/02-6/30/03

SERIES I SHARES                                 1.61%

SERIES II SHARES                                1.54

LEHMAN AGGREGATE BOND INDEX                     3.93
(Broad Market Index)

LEHMAN INTERMEDIATE GOVERNMENT                  2.04
and Mortgage Index (Style-Specific Index)

LIPPER INTERMEDIATE U.S. GOVERNMENT BOND        2.81
FUND INDEX (Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================
                                                                          %
TOP 10 HOLDINGS*                               COUPON     MATURITY    NET ASSETS
--------------------------------------------------------------------------------
  1. U.S. Treasury Notes                        3.88%     2/15/13       10.6%
  2. Federal National Mortgage Association      5.50       7/1/33        8.4
  3. Federal Home Loan Mortgage Corp.           6.50       8/1/32        2.8
  4. Federal Farm Credit Bank                   7.25      6/12/07        2.7
  5. Federal Home Loan Mortgage Corp.           5.00       5/1/18        2.5
  6. U.S. Treasury Notes                        2.63      5/15/08        2.5
  7. Federal National Mortgage Association      8.00       3/1/32        2.4
  8. Federal Home Loan Bank                     3.50     11/15/07        2.3
  9. Federal National Mortgage Association      6.00       1/1/33        2.0
 10. Federal National Mortgage Association      5.50       4/1/18        1.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

================================================================================

GROWTH OF NET ASSETS

In millions

                     [BAR CHART]

6/30/02                 $206.6
12/31/02                $443.2
6/30/03                 $608.7

================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   The fund's management team is composed of: Clint W. Dudley and Scot W.
    Johnson.

o AIM V.I. Government Securities Fund seeks a high level of current income consistent with reasonable concern for safety of principal.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Intermediate Government and Mortgage Index is a market-weighted combination of the Lehman Intermediate Government and the Lehman Mortgage indexes. The index contains securities with maturities ranging from one to 10 years. It is compiled by Lehman Brothers, a global investment bank.

o The Lipper Intermediate U.S. Government Bond Fund Index represents an average of the 30 largest intermediate-term U.S. government bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIGOV-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-84.61%

FEDERAL FARM CREDIT BANK-4.37%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $ 4,600,000   $  5,337,566
-------------------------------------------------------------------------
  5.75%, 01/18/11                                2,000,000      2,305,900
-------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                2,500,000      2,761,275
-------------------------------------------------------------------------
Unsec. Bonds,
  7.25%, 06/12/07                               13,625,000     16,167,153
=========================================================================
                                                               26,571,894
=========================================================================

FEDERAL HOME LOAN BANK-5.99%

Medium Term Notes,
  8.17%, 12/16/04                                  400,000        440,140
-------------------------------------------------------------------------
Unsec. Bonds,
  6.50%, 11/15/05                                  275,000        306,345
-------------------------------------------------------------------------
  7.25%, 02/15/07                                  895,000      1,055,223
-------------------------------------------------------------------------
  4.88%, 05/15/07                                4,000,000      4,376,040
-------------------------------------------------------------------------
  3.50%, 11/15/07                               13,650,000     14,246,369
-------------------------------------------------------------------------
  5.48%, 01/28/09                                1,500,000      1,699,965
-------------------------------------------------------------------------
  6.00%, 05/13/11                                4,585,000      5,359,361
-------------------------------------------------------------------------
  5.75%, 05/15/12                                7,790,000      8,966,991
=========================================================================
                                                               36,450,434
=========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-17.44%

Pass Through Ctfs.,
  6.00%, 11/01/08 to 02/01/33                    9,890,300     10,260,398
-------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/32                   23,165,960     24,230,773
-------------------------------------------------------------------------
  7.00%, 11/01/10 to 02/01/33                   16,922,933     17,847,573
-------------------------------------------------------------------------
  5.00%, 05/01/18                               14,926,768     15,435,057
-------------------------------------------------------------------------
  10.50%, 08/01/19                                  43,917         50,255
-------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                    2,936,668      3,188,008
-------------------------------------------------------------------------
  10.00%, 03/01/21                                 743,053        851,093
-------------------------------------------------------------------------
  8.00%, 10/01/23                                  582,171        632,284
-------------------------------------------------------------------------
  7.50%, 09/01/30 to 07/01/32                    3,321,071      3,530,658
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  8.00%, 06/01/33                                3,869,278      4,285,225
-------------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.00%, 06/27/17                                1,200,000      1,295,520
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Notes,
  5.25%, 01/15/06                              $ 2,380,000   $  2,591,058
-------------------------------------------------------------------------
  5.13%, 10/15/08 to 07/15/12                    6,600,000      7,338,370
-------------------------------------------------------------------------
  5.00%, 07/30/09                                8,800,000      9,111,608
-------------------------------------------------------------------------
  5.63%, 03/15/11                                1,200,000      1,371,528
-------------------------------------------------------------------------
  4.75%, 10/11/12                                4,000,000      4,117,280
=========================================================================
                                                              106,136,688
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-44.25%

Pass Through Ctfs.,
  7.00%, 03/01/04 to 06/01/33                   33,519,741     35,501,567
-------------------------------------------------------------------------
  7.50%, 11/01/09 to 05/01/32                   17,000,019     18,240,039
-------------------------------------------------------------------------
  6.50%, 10/01/10 to 08/01/32                   34,709,735     36,478,859
-------------------------------------------------------------------------
  10.00%, 03/01/16                                 243,449        274,190
-------------------------------------------------------------------------
  6.00%, 07/01/17 to 05/01/33                   43,696,713     45,568,571
-------------------------------------------------------------------------
  8.50%, 11/01/17 to 12/01/26                    8,378,951      9,137,022
-------------------------------------------------------------------------
  8.00%, 12/01/17 to 06/01/32                   33,752,913     36,251,945
-------------------------------------------------------------------------
  5.50%, 04/01/18 to 04/01/33                   18,143,743     18,860,210
-------------------------------------------------------------------------
  5.00%, 06/01/18 to 04/01/33                    8,410,480      8,692,037
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/33(a)                            49,100,000     50,843,050
-------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    3,500,000      4,023,950
-------------------------------------------------------------------------
  6.47%, 09/25/12                                1,625,000      1,964,332
-------------------------------------------------------------------------
STRIPS,
  7.37%, 10/09/19(b)                             1,800,000        761,742
-------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 04/15/07                                2,175,000      2,415,533
-------------------------------------------------------------------------
Unsec., Medium Term Notes,
  7.38%, 03/28/05                                  300,000        331,386
=========================================================================
                                                              269,344,433
=========================================================================

FINANCIAL ASSISTANCE CORP.-0.01%

Gtd. Bonds,
  9.38%, 07/21/03                                   75,000         75,335
=========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.09%

Pass Through Ctfs.,
  7.50%, 03/15/08 to 08/15/28                  $ 1,713,856   $  1,834,442
-------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                       42,520         46,867
-------------------------------------------------------------------------
  11.00%, 10/15/15                                  11,003         12,870
-------------------------------------------------------------------------
  9.50%, 09/15/16                                   12,743         14,352
-------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                       7,945          9,265
-------------------------------------------------------------------------
  10.00%, 06/15/19                                 235,287        271,650
-------------------------------------------------------------------------
  6.50%, 12/15/23 to 04/15/33                   29,838,774     31,347,923
-------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                    1,039,528      1,128,541
-------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/33                    9,925,537     10,488,039
-------------------------------------------------------------------------
  6.00%, 12/15/32 to 06/15/33                    9,686,223     10,161,389
=========================================================================
                                                               55,315,338
=========================================================================

PRIVATE EXPORT FUNDING COMPANY-1.17%

Series G., Sec. Gtd. Notes,
  6.67%, 09/15/09                                2,701,000      3,243,064
-------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                1,500,000      1,744,995
-------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                2,000,000      2,164,200
=========================================================================
                                                                7,152,259
=========================================================================

TENNESSEE VALLEY AUTHORITY-2.29%

Bonds,
  4.88%, 12/15/16                                1,600,000      1,733,808
-------------------------------------------------------------------------
Series A, Bonds,
  5.63%, 01/18/11                                4,800,000      5,463,792
-------------------------------------------------------------------------
Series G, Bonds
  5.38%, 11/13/08                                6,000,000      6,764,220
=========================================================================
                                                               13,961,820
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $508,586,556)                                     515,008,201
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

U.S. TREASURY SECURITIES-21.11%

U.S. TREASURY NOTES-17.24%

6.75%, 05/15/05                                $ 7,500,000   $  8,261,700
-------------------------------------------------------------------------
4.63%, 05/15/06                                  6,375,000      6,911,903
-------------------------------------------------------------------------
2.63%, 05/15/08                                 14,750,000     14,885,995
-------------------------------------------------------------------------
4.88%, 02/15/12                                  9,441,000     10,501,602
-------------------------------------------------------------------------
3.88%, 02/15/13                                 62,510,000     64,355,920
=========================================================================
                                                              104,917,120
=========================================================================

U.S. TREASURY BONDS-3.63%

9.25%, 02/15/16                                    550,000        842,616
-------------------------------------------------------------------------
7.50%, 11/15/24                                  3,515,000      4,934,744
-------------------------------------------------------------------------
7.63%, 02/15/25                                    550,000        782,287
-------------------------------------------------------------------------
6.88%, 08/15/25                                    500,000        659,295
-------------------------------------------------------------------------
6.25%, 05/15/30                                  6,520,000      8,119,421
-------------------------------------------------------------------------
5.38%, 02/15/31                                  6,000,000      6,758,460
=========================================================================
                                                               22,096,823
=========================================================================

U.S. TREASURY STRIPS-0.24%

6.79%, 11/15/18(b)                               3,005,000      1,473,862
=========================================================================
    Total U.S. Treasury Securities (Cost
      $123,109,436)                                           128,487,805
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-2.03%

STIT Government & Agency Portfolio (Cost
  $12,376,363)(c)                               12,376,363     12,376,363
=========================================================================
TOTAL INVESTMENTS-107.75% (Cost $644,072,355)                 655,872,369
=========================================================================
OTHER ASSETS LESS LIABILITIES-(7.75%)                         (47,198,980)
=========================================================================
NET ASSETS-100.00%                                           $608,673,389
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1 Section C.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $644,072,355)                                  $655,872,369
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                  3,936,693
-------------------------------------------------------------
  Dividends and interest                            4,645,756
-------------------------------------------------------------
  Principal paydowns                                   28,216
-------------------------------------------------------------
Investment for deferred compensation plan              37,808
-------------------------------------------------------------
Other assets                                           86,422
=============================================================
    Total assets                                  664,607,264
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            54,514,764
-------------------------------------------------------------
  Fund shares reacquired                            1,017,248
-------------------------------------------------------------
  Deferred compensation plan                           37,808
-------------------------------------------------------------
Accrued administrative services fees                  331,070
-------------------------------------------------------------
Accrued distribution fees -- Series II                 13,944
-------------------------------------------------------------
Accrued transfer agent fees                                51
-------------------------------------------------------------
Accrued operating expenses                             18,990
=============================================================
    Total liabilities                              55,933,875
=============================================================
Net assets applicable to shares outstanding      $608,673,389
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $575,432,571
-------------------------------------------------------------
Undistributed net investment income                19,805,222
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities                                        1,635,582
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       11,800,014
=============================================================
                                                 $608,673,389
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $585,605,324
_____________________________________________________________
=============================================================
Series II                                        $ 23,068,065
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           46,480,998
_____________________________________________________________
=============================================================
Series II                                           1,839,514
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.60
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.54
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                         $ 9,972,838
------------------------------------------------------------
Dividends from affiliated money market funds         422,271
============================================================
    Total investment income                       10,395,109
============================================================

EXPENSES:

Advisory fees                                      1,277,698
------------------------------------------------------------
Administrative services fees                         681,757
------------------------------------------------------------
Custodian fees                                        29,910
------------------------------------------------------------
Distribution fees -- Series II                        25,126
------------------------------------------------------------
Transfer agent fees                                    6,761
------------------------------------------------------------
Trustees' fees                                         6,170
------------------------------------------------------------
Other                                                 29,400
============================================================
    Total expenses                                 2,056,822
============================================================
Less: Fees waived and expenses paid indirectly        (5,368)
============================================================
    Net expenses                                   2,051,454
============================================================
Net investment income                              8,343,655
============================================================
Net realized gain from investment securities         602,529
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                              337,158
============================================================
Net gain from investment securities                  939,687
============================================================
Net increase in net assets resulting from
  operations                                     $ 9,283,342
____________________________________________________________
============================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,343,655    $ 10,436,582
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     602,529       3,331,182
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                     337,158      10,126,375
==========================================================================================
    Net increase in net assets resulting from operations         9,283,342      23,894,139
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (7,651,576)
------------------------------------------------------------------------------------------
  Series II                                                             --        (254,364)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (7,905,940)
==========================================================================================
Share transactions-net:
  Series I                                                     148,343,904     261,979,270
------------------------------------------------------------------------------------------
  Series II                                                      7,798,736      13,674,045
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        156,142,640     275,653,315
==========================================================================================
    Net increase in net assets                                 165,425,982     291,641,514
==========================================================================================

NET ASSETS:

  Beginning of period                                          443,247,407     151,605,893
==========================================================================================
  End of period                                               $608,673,389    $443,247,407
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $5,155.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $681,757 for such services of which AIM retained $67,095 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $9,535 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $25,126. Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors. During the six months ended June 30, 2003, the Fund paid legal fees of $1,888 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES


For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2 and reductions in custodian fees of $211 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $213.

NOTE 4--TRUSTEES' FEES


Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.
NOTE 5--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $646,641,844 and $504,214,945, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $13,895,671
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (2,095,657)
============================================================
Net unrealized appreciation of investment
  securities                                     $11,800,014
____________________________________________________________
============================================================
Cost of investments is the same for tax and financial
  reporting purposes.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003                DECEMBER 31, 2002
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    19,918,584    $248,076,660    30,620,219    $ 373,370,909
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,269,184      15,681,143     1,327,628       16,134,310
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       624,618        7,651,576
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        20,832          254,364
=======================================================================================================================
Reacquired:
  Series I                                                    (7,987,300)    (99,732,756)   (9,762,219)    (119,043,215)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (637,801)     (7,882,407)     (222,409)      (2,714,629)
=======================================================================================================================
                                                              12,562,667    $156,142,640    22,608,669    $ 275,653,315
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        SERIES I
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2003            2002        2001          2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  12.40        $  11.53    $  11.16       $ 10.63    $ 11.18    $ 10.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.19(a)         0.49(a)     0.59(a)(b)    0.66(a)    0.63(a)    0.63(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.01            0.61        0.12          0.41      (0.78)      0.20
=================================================================================================================================
    Total from investment operations                         0.20            1.10        0.71          1.07      (0.15)      0.83
=================================================================================================================================
Less dividends from net investment income                      --           (0.23)      (0.34)        (0.54)     (0.40)     (0.32)
=================================================================================================================================
Net asset value, end of period                           $  12.60        $  12.40    $  11.53       $ 11.16    $ 10.63    $ 11.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              1.61%           9.59%       6.41%        10.12%     (1.32)%     7.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $585,605        $428,322    $150,660       $84,002    $70,761    $58,185
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                          0.75%(d)        0.81%       1.08%         0.97%      0.90%      0.76%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                          0.75%(d)        0.80%       0.80%         0.85%      0.80%      0.76%
=================================================================================================================================
Ratio of net investment income to average net assets         3.10%(d)        4.01%       5.09%(b)      6.03%      5.75%      5.70%
=================================================================================================================================
Ratio of interest expense to average net assets                --            0.01%       0.28%         0.12%      0.10%        --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    106%            170%        199%           87%        41%        78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of investment income to average net assets would have been 5.40%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $524,526,895.
(e)  Not annualized for periods less than one year.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                                                SEPTEMBER 19,
                                                                                                     2001
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002              2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.35           $ 11.52            $11.84
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)           0.46(a)           0.16(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01              0.60             (0.14)
===============================================================================================================
    Total from investment operations                              0.19              1.06              0.02
===============================================================================================================
Less dividends from net investment income                           --             (0.23)            (0.34)
===============================================================================================================
Net asset value, end of period                                 $ 12.54           $ 12.35            $11.52
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   1.54%             9.25%             0.22%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $23,068           $14,926            $  946
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.00%(c)          1.06%             1.41%(d)
===============================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.00%(c)          1.05%             1.13%(d)
===============================================================================================================
Ratio of net investment income to average net assets              2.85%(c)          3.76%             4.76%(d)
===============================================================================================================
Ratio of interest expense to average net assets                     --              0.01%             0.28%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                         106%              170%              199%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $20,267,197.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                      AIM V.I. GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                      AIM V.I. GOVERNMENT SECURITIES FUND

FUND DATA                                                  AIM V.I. GROWTH FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                   [PIE CHART]

FINANCIALS                                 11.3%
CONSUMER DISCRETIONARY                     15.1%
HEALTH CARE                                23.3%
CASH & OTHER                               18.4%
INFORMATION TECHNOLOGY                     31.9%


TOTAL NUMBER OF HOLDINGS*                   102
TOTAL NET ASSETS                 $351.6 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)           4.95%
  10 Years                    4.56
   5 Years                   -8.81
   1 Year                    -0.92

SERIES II SHARES**
 10 Years                     4.30%
  5 Years                    -9.02
  1 Year                     -1.08

**Series II shares were first offered on 9/19/01. Returns prior to that are hypothetical results based on the performance of Series I shares from 6/30/03, adjusted to reflect Series II 12b-1 fees. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                       13.89%

SERIES II SHARES                                      13.75

S&P 500 INDEX (Broad Market Index)                    11.75

RUSSELL 1000--Registered Trademark-- GROWTH INDEX     13.09
(Style-Specific Index)

LIPPER LARGE-CAP GROWTH FUND INDEX                    11.76
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================
TOP 10 EQUITY HOLDINGS*                            TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------
  1. Microsoft Corp.                    3.4%       1. Pharmaceuticals                          9.0%

  2. Pfizer Inc.                        3.2        2. Systems Software                         6.9

  3. Amgen Inc.                         2.4        3. Semiconductors                           6.6

  4. Wyeth                              2.1        4. Health Care Equipment                    5.2

  5. Cisco Systems, Inc.                2.1        5. Biotechnology                            4.4

  6. Tyco International Ltd. (Bermuda)  2.1        6. Computer Hardware                        4.3

  7. Novellus Systems, Inc.             2.1        7. Communications Equipment                 3.7

  8. Goldman Sachs Group, Inc. (The)    2.0        8. Industrial Conglomerates                 3.6

  9. Aetna Inc.                         2.0        9. Data Processing & Outsourced Services    3.4

 10. Citigroup Inc.                     1.9       10. Managed Health Care                      3.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: James G. Birdsall, Monika H. Degan, and Lanny H. Sachnowitz.

o   AIM V.I. Growth Fund seeks to provide growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000--Registered Trademark-- Growth Index is a subset of the unmanaged Russell 1000--Registered Trademark-- Index, which represents the performance of the stocks of large-capitalization companies; the Growth subset measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIGRO-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.12%

ADVERTISING-1.02%

Omnicom Group Inc.                                50,000   $  3,585,000
=======================================================================

AEROSPACE & DEFENSE-0.54%

Lockheed Martin Corp.                             40,000      1,902,800
=======================================================================

AIRLINES-0.42%

Southwest Airlines Co.                            85,000      1,462,000
=======================================================================

APPAREL RETAIL-1.71%

Gap, Inc. (The)                                  230,500      4,324,180
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                              90,000      1,695,600
=======================================================================
                                                              6,019,780
=======================================================================

APPLICATION SOFTWARE-0.55%

Mercury Interactive Corp.(a)                      50,000      1,930,500
=======================================================================

BIOTECHNOLOGY-4.35%

Amgen Inc.(a)                                    125,000      8,305,000
-----------------------------------------------------------------------
Genentech, Inc.(a)                                20,000      1,442,400
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         100,000      5,558,000
=======================================================================
                                                             15,305,400
=======================================================================

BREWERS-0.94%

Anheuser-Busch Cos., Inc.                         65,000      3,318,250
=======================================================================

BROADCASTING & CABLE TV-1.43%

Clear Channel Communications, Inc.(a)             55,000      2,331,450
-----------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               85,000      2,711,500
=======================================================================
                                                              5,042,950
=======================================================================

CATALOG RETAIL-0.73%

InterActiveCorp.(a)                               65,000      2,572,050
=======================================================================

COMMUNICATIONS EQUIPMENT-3.68%

Cisco Systems, Inc.(a)                           450,000      7,510,500
-----------------------------------------------------------------------
Juniper Networks, Inc.(a)                        210,000      2,597,700
-----------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)              1,050,000      2,835,000
=======================================================================
                                                             12,943,200
=======================================================================

COMPUTER & ELECTRONICS RETAIL-1.06%

Best Buy Co., Inc.(a)                             85,000      3,733,200
=======================================================================

COMPUTER HARDWARE-4.32%

Dell Computer Corp.(a)                           200,000      6,392,000
-----------------------------------------------------------------------
Hewlett-Packard Co.                              125,000      2,662,500
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMPUTER HARDWARE-(CONTINUED)

International Business Machines Corp.             45,000   $  3,712,500
-----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        525,000      2,415,000
=======================================================================
                                                             15,182,000
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.77%

EMC Corp.(a)                                     260,000      2,722,200
=======================================================================

CONSUMER FINANCE-1.88%

American Express Co.                              85,000      3,553,850
-----------------------------------------------------------------------
SLM Corp.                                         78,000      3,055,260
=======================================================================
                                                              6,609,110
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.38%

Affiliated Computer Services, Inc.-Class A(a)     60,000      2,743,800
-----------------------------------------------------------------------
Concord EFS, Inc.(a)                             135,000      1,987,200
-----------------------------------------------------------------------
First Data Corp.                                  52,500      2,175,600
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   80,000      2,848,800
-----------------------------------------------------------------------
Paychex, Inc.                                     72,500      2,124,975
=======================================================================
                                                             11,880,375
=======================================================================

DIVERSIFIED BANKS-1.75%

Bank of America Corp.                             57,500      4,544,225
-----------------------------------------------------------------------
Wells Fargo & Co.                                 32,000      1,612,800
=======================================================================
                                                              6,157,025
=======================================================================

DIVERSIFIED CAPITAL MARKETS-1.12%

J.P. Morgan Chase & Co.                          115,000      3,930,700
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.50%

Apollo Group, Inc.-Class A(a)                     40,000      2,470,400
-----------------------------------------------------------------------
H&R Block, Inc.                                   65,000      2,811,250
=======================================================================
                                                              5,281,650
=======================================================================

DRUG RETAIL-0.86%

Walgreen Co.                                     100,000      3,010,000
=======================================================================

EMPLOYMENT SERVICES-0.50%

Robert Half International Inc.(a)                 92,500      1,751,950
=======================================================================

FOOTWEAR-0.50%

NIKE, Inc.-Class B                                32,500      1,738,425
=======================================================================

GENERAL MERCHANDISE STORES-1.47%

Family Dollar Stores, Inc.                        51,000      1,945,650
-----------------------------------------------------------------------
Target Corp.                                      85,000      3,216,400
=======================================================================
                                                              5,162,050
=======================================================================

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT-5.18%

Becton, Dickinson & Co.                          100,000   $  3,885,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                        92,500      5,651,750
-----------------------------------------------------------------------
Guidant Corp.                                     80,000      3,551,200
-----------------------------------------------------------------------
Medtronic, Inc.                                   57,500      2,758,275
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          52,500      2,365,125
=======================================================================
                                                             18,211,350
=======================================================================

HEALTH CARE SERVICES-0.59%

Caremark Rx, Inc.(a)                              80,000      2,054,400
=======================================================================

HEALTH CARE SUPPLIES-1.04%

Alcon, Inc. (Switzerland)                         80,000      3,656,000
=======================================================================

HOME ENTERTAINMENT SOFTWARE-0.84%

Electronic Arts Inc.(a)(b)                        40,000      2,959,600
=======================================================================

HOME IMPROVEMENT RETAIL-1.12%

Home Depot, Inc. (The)                           118,500      3,924,720
=======================================================================

HOUSEHOLD PRODUCTS-2.23%

Colgate-Palmolive Co.                             45,000      2,607,750
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                        58,500      5,217,030
=======================================================================
                                                              7,824,780
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.50%

Wal-Mart Stores, Inc.                             33,000      1,771,110
=======================================================================

INDUSTRIAL CONGLOMERATES-3.61%

3M Co.                                            14,000      1,805,720
-----------------------------------------------------------------------
General Electric Co.                             120,000      3,441,600
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                392,500      7,449,650
=======================================================================
                                                             12,696,970
=======================================================================

INDUSTRIAL GASES-0.51%

Praxair, Inc.                                     30,000      1,803,000
=======================================================================

INDUSTRIAL MACHINERY-0.63%

Danaher Corp.                                     32,500      2,211,625
=======================================================================

INSURANCE BROKERS-0.48%

Willis Group Holdings Ltd. (Bermuda)              55,000      1,691,250
=======================================================================

INTERNET RETAIL-2.10%

Amazon.com, Inc.(a)                              118,500      4,324,065
-----------------------------------------------------------------------
eBay Inc.(a)                                      29,500      3,073,310
=======================================================================
                                                              7,397,375
=======================================================================

INTERNET SOFTWARE & SERVICES-1.21%

Yahoo! Inc.(a)                                   130,000      4,258,800
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.03%

Goldman Sachs Group, Inc. (The)                   85,000      7,118,750
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-0.54%

Accenture Ltd.-Class A (Bermuda)(a)              105,000   $  1,899,450
=======================================================================

MANAGED HEALTH CARE-3.16%

Aetna Inc.                                       117,500      7,073,500
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           80,000      4,020,000
=======================================================================
                                                             11,093,500
=======================================================================

MOTORCYCLE MANUFACTURERS-0.45%

Harley-Davidson, Inc.                             40,000      1,594,400
=======================================================================

MOVIES & ENTERTAINMENT-1.24%

Viacom Inc.-Class B(a)                           100,000      4,366,000
=======================================================================

MULTI-LINE INSURANCE-0.82%

American International Group, Inc.                52,500      2,896,950
=======================================================================

OIL & GAS DRILLING-0.95%

ENSCO International Inc.                          65,000      1,748,500
-----------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              40,000      1,582,000
=======================================================================
                                                              3,330,500
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.54%

Schlumberger Ltd. (Netherlands)                   40,000      1,902,800
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.49%

Devon Energy Corp.                                32,500      1,735,500
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.93%

Citigroup Inc.                                   158,500      6,783,800
=======================================================================

PERSONAL PRODUCTS-0.45%

Gillette Co. (The)                                50,000      1,593,000
=======================================================================

PHARMACEUTICALS-8.97%

Allergan, Inc.                                    20,000      1,542,000
-----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      52,500      2,874,375
-----------------------------------------------------------------------
Johnson & Johnson                                 91,500      4,730,550
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                 52,500      3,620,925
-----------------------------------------------------------------------
Pfizer Inc.                                      330,000     11,269,500
-----------------------------------------------------------------------
Wyeth                                            165,000      7,515,750
=======================================================================
                                                             31,553,100
=======================================================================

RESTAURANTS-0.51%

Starbucks Corp.(a)                                72,500      1,777,700
=======================================================================

SEMICONDUCTOR EQUIPMENT-3.12%

Applied Materials, Inc.(a)                       230,000      3,647,800
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                        200,000      7,324,200
=======================================================================
                                                             10,972,000
=======================================================================

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTORS-6.64%

Analog Devices, Inc.(a)                          170,000   $  5,919,400
-----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         80,000      1,992,800
-----------------------------------------------------------------------
Intel Corp.                                      125,000      2,598,000
-----------------------------------------------------------------------
Linear Technology Corp.                          120,000      3,865,200
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   80,000      2,735,200
-----------------------------------------------------------------------
Microchip Technology Inc.                         80,000      1,970,400
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                              260,000      2,620,800
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                   65,000      1,645,150
=======================================================================
                                                             23,346,950
=======================================================================

SOFT DRINKS-0.76%

PepsiCo, Inc.                                     60,000      2,670,000
=======================================================================

SPECIALTY CHEMICALS-0.48%

Ecolab Inc.                                       66,500      1,702,400
=======================================================================

SPECIALTY STORES-1.76%

AutoZone, Inc.(a)                                 11,500        873,655
-----------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         90,000      3,492,900
-----------------------------------------------------------------------
Staples, Inc.(a)                                 100,000      1,835,000
=======================================================================
                                                              6,201,555
=======================================================================

SYSTEMS SOFTWARE-6.87%

Computer Associates International, Inc.          131,500      2,929,820
-----------------------------------------------------------------------
Microsoft Corp.                                  460,000     11,780,600
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                  475,000   $  5,709,500
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                        130,000      3,727,100
=======================================================================
                                                             24,147,020
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.28%

Fannie Mae                                        66,500      4,484,760
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.61%

AT&T Wireless Services Inc.(a)                   400,000      3,284,000
-----------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)          120,000      2,358,000
=======================================================================
                                                              5,642,000
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $294,844,603)                         348,513,730
=======================================================================

MONEY MARKET FUNDS-1.13%

STIC Liquid Assets Portfolio(c)                1,993,343      1,993,343
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,993,343      1,993,343
=======================================================================
    Total Money Market Funds (Cost
      $3,986,686)                                             3,986,686
=======================================================================
TOTAL INVESTMENTS-100.25% (Cost $298,831,289)               352,500,416
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.25%)                          (883,133)
=======================================================================
NET ASSETS-100.00%                                         $351,617,283
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 6.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $298,831,289)                                 $ 352,500,416
-------------------------------------------------------------
Foreign currencies, at value (cost $157)                  170
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,504,817
-------------------------------------------------------------
  Fund shares sold                                    102,023
-------------------------------------------------------------
  Dividends                                           111,022
-------------------------------------------------------------
Investment for deferred compensation plan              43,618
-------------------------------------------------------------
Other assets                                            2,095
=============================================================
    Total assets                                  356,264,161
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             3,932,590
-------------------------------------------------------------
  Fund shares reacquired                              323,249
-------------------------------------------------------------
  Options written (premiums received $24,388)          69,500
-------------------------------------------------------------
  Deferred compensation plan                           43,618
-------------------------------------------------------------
Accrued administrative services fees                  163,922
-------------------------------------------------------------
Accrued distribution fees -- Series II                  2,550
-------------------------------------------------------------
Accrued trustees' fees                                     67
-------------------------------------------------------------
Accrued transfer agent fees                             6,186
-------------------------------------------------------------
Accrued operating expenses                            105,196
=============================================================
    Total liabilities                               4,646,878
=============================================================
Net assets applicable to shares outstanding     $ 351,617,283
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 778,903,356
-------------------------------------------------------------
Undistributed net investment income (loss)           (313,583)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts     (480,596,898)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                        53,624,408
=============================================================
                                                $ 351,617,283
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                        $ 346,980,717
_____________________________________________________________
=============================================================
Series II                                       $   4,636,566
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           26,967,839
_____________________________________________________________
=============================================================
Series II                                             361,747
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                     $       12.87
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                     $       12.82
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $9,429)                                        $  1,264,360
-------------------------------------------------------------
Dividends from affiliated money market funds           30,006
-------------------------------------------------------------
Interest                                                  230
=============================================================
    Total investment income                         1,294,596
=============================================================

EXPENSES:

Advisory fees                                       1,096,496
-------------------------------------------------------------
Administrative services fees                          367,413
-------------------------------------------------------------
Custodian fees                                         18,766
-------------------------------------------------------------
Distribution fees -- Series II                          4,387
-------------------------------------------------------------
Transfer agent fees                                     1,033
-------------------------------------------------------------
Trustees' fees                                          5,660
-------------------------------------------------------------
Other                                                  49,048
=============================================================
    Total expenses                                  1,542,803
=============================================================
Less: Fees waived and expenses paid indirectly           (572)
=============================================================
    Net expenses                                    1,542,231
=============================================================
Net investment income (loss)                         (247,635)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (18,727,438)
-------------------------------------------------------------
  Option contracts written                           (221,312)
=============================================================
                                                  (18,948,750)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            63,389,390
-------------------------------------------------------------
  Foreign currencies                                      168
-------------------------------------------------------------
  Option contracts written                            (67,485)
=============================================================
                                                   63,322,073
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                  44,373,323
=============================================================
Net increase in net assets resulting from
  operations                                     $ 44,125,688
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (247,635)   $    (977,149)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (18,948,750)    (110,232,784)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   63,322,073      (72,796,739)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 44,125,688     (184,006,672)
===========================================================================================
Share transactions-net:
  Series I                                                     (57,877,329)     (56,986,625)
-------------------------------------------------------------------------------------------
  Series II                                                      1,377,023        2,733,286
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (56,500,306)     (54,253,339)
===========================================================================================
    Net increase (decrease) in net assets                      (12,374,618)    (238,260,011)
===========================================================================================

NET ASSETS:

  Beginning of period                                          363,991,901      602,251,912
===========================================================================================
  End of period                                               $351,617,283    $ 363,991,901
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

                              AIM V.I. GROWTH FUND
     respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $507.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $367,413 for such services of which AIM retained $44,615 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $15,597 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan for the six months ended June 30, 2003, the Series II shares paid $4,387.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,757 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4 and reductions in custodian fees of $61 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $65.

                              AIM V.I. GROWTH FUND

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of period                      250      $    66,748
-------------------------------------------------------------
Written                               11,213        1,842,330
-------------------------------------------------------------
Closed                                (8,763)      (1,527,392)
-------------------------------------------------------------
Exercised                             (2,600)        (357,298)
=============================================================
End of period                            100      $    24,388
_____________________________________________________________
=============================================================

Open call option contracts written at June 30, 2003 were as follows:

                                                                    JUNE 30,       UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2003        APPRECIATION
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Electronic Arts Inc.    Sep-03     $70        100      $24,388      $69,500         $(45,112)
_______________________________________________________________________________________________
===============================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $  4,002,102
-----------------------------------------------------------
December 31, 2009                               325,071,012
-----------------------------------------------------------
December 31, 2010                               103,227,233
===========================================================
Total capital loss carryforward                $432,300,347
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $196,971,540 and $253,072,379, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $54,297,241
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (7,631,596)
============================================================
Net unrealized appreciation of investment
  securities                                     $46,665,645
____________________________________________________________
============================================================
Cost of investments for tax purposes is
  $305,834,771.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                            SIX MONTHS ENDED                  YEAR ENDED
                             JUNE 30, 2003                DECEMBER 31, 2002
                       --------------------------    ----------------------------
                         SHARES         AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------
Sold:
  Series I              2,547,783    $ 30,073,053      7,814,827    $ 106,412,883
---------------------------------------------------------------------------------
  Series II               244,262       2,867,144        533,384        6,154,426
=================================================================================
Reacquired:
  Series I             (7,551,853)    (87,950,382)   (12,601,423)    (163,399,508)
---------------------------------------------------------------------------------
  Series II              (124,979)     (1,490,121)      (327,826)      (3,421,140)
=================================================================================
                       (4,884,787)   $(56,500,306)    (4,581,038)   $ (54,253,339)
_________________________________________________________________________________
=================================================================================

                              AIM V.I. GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                SERIES I
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                  YEAR ENDED DECEMBER 31,
                                         JUNE 30,        ------------------------------------------------------------------------
                                           2003            2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  11.30        $  16.37        $  24.81        $  32.25        $  24.80        $  19.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.01)          (0.03)(a)       (0.03)(a)        0.03            0.01(a)         0.08
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.58           (5.04)          (8.37)          (6.60)           8.63            6.57
=================================================================================================================================
    Total from investment operations         1.57           (5.07)          (8.40)          (6.57)           8.64            6.65
=================================================================================================================================
Less distributions:
  Dividends from net investment income         --              --           (0.04)          (0.00)          (0.06)          (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --              --              --           (0.87)          (1.13)          (1.59)
=================================================================================================================================
    Total distributions                        --              --           (0.04)          (0.87)          (1.19)          (1.68)
=================================================================================================================================
Net asset value, end of period           $  12.87        $  11.30        $  16.37        $  24.81        $  32.25        $  24.80
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             13.89%         (30.97)%        (33.86)%        (20.49)%         35.24%          34.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $346,981        $361,259        $601,648        $879,182        $704,096        $371,915
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     0.89%(c)        0.91%           0.88%           0.83%           0.73%           0.72%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.14)%(c)      (0.21)%         (0.17)%          0.11%           0.04%           0.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                     58%            195%            239%            162%            101%            133%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $344,155,659.
(d)  Not annualized for periods less than one year.

                              AIM V.I. GROWTH FUND


                                                                                     SERIES II
                                                              -------------------------------------------------------
                                                              SIX MONTHS                         SEPTEMBER 19, 2001
                                                                ENDED           YEAR ENDED     (DATE SALES COMMENCED)
                                                               JUNE 30,        DECEMBER 31,       TO DECEMBER 31,
                                                                 2003              2002                 2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.27           $ 16.36               $14.67
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)            (0.06)(a)            (0.02)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.57             (5.03)                1.75
=====================================================================================================================
    Total from investment operations                              1.55             (5.09)                1.73
=====================================================================================================================
Less dividends from net investment income                           --                --                (0.04)
=====================================================================================================================
Net asset value, end of period                                  $12.82           $ 11.27               $16.36
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  13.75%           (31.11)%              11.79%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,637           $ 2,733               $  604
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.14%(c)          1.16%                1.17%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)        (0.46)%              (0.46)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          58%              195%                 239%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $3,538,526.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                              AIM V.I. GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                              AIM V.I. GROWTH FUND

FUND DATA                                              AIM V.I. HIGH YIELD FUND

================================================================================

PORTFOLIO COMPOSITION BY BOND RATING*

                             [PIE CHART]

B                                  48.7%
CCC                                14.5%
CC                                  4.7%
Not-rated                           2.1%
Other                               3.2%
BBB                                 1.0%
BB                                 25.8%






TOTAL NUMBER OF HOLDINGS*           263
TOTAL NET ASSETS            $35 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/1/98)             -2.92%
  5 Years                       -3.11
  1 Year                        17.41

SERIES II SHARES**
 Inception                      -3.13%
  5 Years                       -3.32
  1 Year                        17.44

**Series II shares were first offered on 3/26/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 5/1/98), adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                     16.00%

SERIES II SHARES                    16.03

LEHMAN AGGREGATE BOND INDEX          3.93
(Broad Market Index)

LEHMAN HIGH YIELD INDEX             18.49
(Style-Specific Index)

LIPPER HIGH YIELD BOND FUND INDEX   15.74
(Peer Group Index)

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Source: Lipper, Inc.

================================================================================

==============================================================================================================================
TOP 10 HOLDINGS*                                                   TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------------------
  1. Quest Capital Funding, Inc.                        2.0%       1. Broadcasting & Cable TV                            14.3%

  2. Williams Cos., Inc. (The)                          2.0        2. Multi-Utilities & Unregulated Power                 6.5

  3. Cablevision Systems New York Group                 1.8        3. Wireless Telecommunication Services                 5.8

  4. Charter Communications Holdings, LLC/Charter
     Communications Holdings Capital Corp.              1.7        4. Hotels, Resorts & Cruise Lines                      4.6

  5. Dobson Communications Corp.                        1.5        5. Oil & Gas Refining & Marketing & Transportation     4.4

  6. Rite Aid Corp.                                     1.4        6. Electric Utilities                                  3.7

  7. Pegasus Communications Corp.                       1.1        7. Integrated Telecommunications Services              3.1

  8. AMC Entertainment Inc.                             1.1        8. Metal & Glass Containers                            2.8

  9. Adelphia Communications Corp.                      1.1        9. Diversified Chemicals                               2.4

 10. Northwest Airlines Inc.                            1.0       10. Airlines                                            2.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   The fund's management team is composed of: Peter Ehert and Carolyn L. Gibbs.

o   AIM V.I. High Yield Fund seeks to provide a high level of current income.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, for which the repayment of principal is guaranteed by the government if held to maturity).

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper High Yield Bond Fund Index represents an average of the 30 largest high-yield bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges; performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIHYI-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
BONDS & NOTES-92.00%

ADVERTISING-0.19%

RH Donnelley Finance Corp. I, Sr. Notes,
  8.88%, 12/15/10 (Acquired 11/26/02; Cost
  $60,000)(a)                                  $ 60,000    $    66,300
======================================================================

AEROSPACE & DEFENSE-1.29%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                        95,000        103,075
----------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Notes, 9.75%,
  01/15/09                                      350,000        350,000
======================================================================
                                                               453,075
======================================================================

AIRLINES-2.25%

Air Canada (Canada), Sr. Unsec. Global Notes,
  10.25%, 03/15/11(b)                           195,000         88,725
----------------------------------------------------------------------
Delta Air Lines, Inc.,
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       60,000         58,200
----------------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09                 340,000        275,400
----------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06        160,000        131,200
----------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04     245,000        233,975
======================================================================
                                                               787,500
======================================================================

ALTERNATIVE CARRIERS-0.28%

LCI International, Inc. Sr. Notes,
  7.25%, 06/15/07                               125,000         98,125
======================================================================

APPAREL RETAIL-0.83%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              161,000        169,855
----------------------------------------------------------------------
Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                              110,000        120,450
======================================================================
                                                               290,305
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.02%

Perry Ellis International Inc.-Series B,
  Sr. Sec. Notes, 9.50%, 03/15/09                40,000         41,800
----------------------------------------------------------------------
Phillips-Van Heusen Corp., Sr. Notes, 8.13%,
  05/01/13 (Acquired 04/30/03; Cost
  $45,000)(a)                                    45,000         46,350
----------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                               105,000        115,500
----------------------------------------------------------------------
Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03; Cost $60,000)(a)(c)        60,000         63,000
----------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       80,000         90,700
======================================================================
                                                               357,350
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.51%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.63%, 04/15/12           $ 10,000    $    10,375
----------------------------------------------------------------------
Tenneco Automotive Inc., Sr. Sec. Second Lien
  Notes, 10.25%, 07/15/13 (Acquired 06/10/03;
  Cost $80,000)(a)(c)                            80,000         81,400
----------------------------------------------------------------------
TRW Automotive Inc., Sr. Notes, 9.38%,
  02/15/13 (Acquired 02/06/03; Cost
  $80,000)(a)                                    80,000         87,600
======================================================================
                                                               179,375
======================================================================

AUTOMOBILE MANUFACTURERS-0.75%

General Motors Corp., Sr. Unsec. Global
  Notes, 7.13%, 07/15/13                        260,000        261,466
======================================================================

BROADCASTING & CABLE TV-12.45%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(b)                                   140,000         87,850
----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)         470,000        294,925
----------------------------------------------------------------------
Allbritton Communications Co.,
  Sr. Sub. Notes, 7.75%, 12/15/12 (Acquired
  01/28/03; Cost $88,475)(a)                     90,000         94,950
----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 7.75%,
  12/15/12                                      115,000        121,325
----------------------------------------------------------------------
Avalon Cable LLC, Sr. Disc. Notes, 11.88%,
  12/01/08(d)                                    45,000         43,650
----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes,
  9.92%, 04/01/11(d)                            535,000        355,775
----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes,
  11.13%, 01/15/11                              295,000        230,100
----------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Disc. Yankee Deb., 11.20%,
  11/15/07(d)                                   255,000        250,537
----------------------------------------------------------------------
DirecTV Holdings LLC, Sr. Notes, 8.38%,
  03/15/13 (Acquired 02/25/03; Cost
  $140,000)(a)                                  140,000        157,150
----------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  9.38%, 12/01/05                                70,000         69,650
----------------------------------------------------------------------
  10.38%, 05/15/05                               45,000         45,281
----------------------------------------------------------------------
Insight Midwest, L.P./Insight Capital Inc.,
  Sr. Unsec. Global Notes, 10.50%, 11/01/10     190,000        209,950
----------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 04/26/00-05/15/03; Cost
  $169,568)(a)                                  102,032         80,860
----------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.13%, 07/15/12                       140,000        154,000
----------------------------------------------------------------------
Mediacomm LLC/Mediacomm Capital Corp., Sr.
  Unsec. Notes, 9.50%, 01/15/13                 240,000        256,800
----------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   85,000         96,050
----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                        435,000        402,375
----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Pegasus Media & Communications Inc.-Series B,
  Sr. Sub. Notes, 12.50%, 07/01/05             $350,000    $   351,750
----------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 8.88%, 07/01/11            200,000        221,500
----------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                      190,000        205,200
----------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09       165,000        175,725
----------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes, 11.25%, 02/01/10(b)                    210,000         45,937
----------------------------------------------------------------------
  11.50%, 02/01/10(b)                           150,000         32,812
----------------------------------------------------------------------
XM Satellite Radio Inc.,
  Sr. Sec. Disc. Notes, 14.00%, 12/31/09(d)     160,000        116,000
----------------------------------------------------------------------
  Sr. Sec. Notes, 12.00%, 06/15/10 (Acquired
  06/20/03; Cost $119,100)(a)(c)                120,000        119,400
----------------------------------------------------------------------
Young Broadcasting Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes,
  8.75%, 06/15/07                               110,000        111,925
----------------------------------------------------------------------
  9.00%, 01/15/06                                30,000         30,375
======================================================================
                                                             4,361,852
======================================================================

BUILDING PRODUCTS-0.50%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%, 04/15/12             40,000         43,800
----------------------------------------------------------------------
Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                        140,000        130,200
======================================================================
                                                               174,000
======================================================================

CASINOS & GAMING-1.02%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.75%, 02/15/09                 60,000         68,400
----------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                       150,000        168,000
----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12        40,000         43,300
----------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        70,000         79,450
======================================================================
                                                               359,150
======================================================================

COMMODITY CHEMICALS-0.32%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            45,000         49,950
----------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                55,000         61,737
======================================================================
                                                               111,687
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.45%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05               $ 31,000    $    31,775
----------------------------------------------------------------------
Nortel Network Ltd. (Canada),
  Sr. Global Notes, 6.13%, 02/15/06              45,000         43,875
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Conv. Global Notes, 4.25%,
  09/01/08                                       95,000         80,512
======================================================================
                                                               156,162
======================================================================

CONSTRUCTION & ENGINEERING-0.34%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                              150,000        120,750
======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.59%

Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                        190,000        205,200
======================================================================

CONSTRUCTION MATERIALS-0.43%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       215,000        151,575
======================================================================

DEPARTMENT STORES-0.89%

JC Penney Co. Inc.,
  Sr. Unsec. Notes, 8.00%, 03/01/10             120,000        126,600
----------------------------------------------------------------------
  Unsec. Notes, 7.60%, 04/01/07                 175,000        183,750
======================================================================
                                                               310,350
======================================================================

DISTILLERS & VINTNERS-0.43%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12       140,000        151,900
======================================================================

DIVERSIFIED CHEMICALS-2.40%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                              260,000        268,450
----------------------------------------------------------------------
FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                      150,000        170,250
----------------------------------------------------------------------
Huntsman International LLC,
  Sr. Notes, 9.88%, 03/01/09 (Acquired
  04/03/03; Cost $21,050)(a)                     20,000         21,000
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.88%,
  03/01/09                                      210,000        220,500
----------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Notes,
  11.13%, 09/01/09 (Acquired 05/22/03; Cost
  $150,000)(a)(c)                               150,000        160,125
======================================================================
                                                               840,325
======================================================================

DIVERSIFIED METALS & MINING-0.28%

Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 03/18/03-06/04/03; Cost
  $95,244)(a)                                   100,000         96,500
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

DRUG RETAIL-1.40%

Rite Aid Corp.,
  Sr. Notes, 9.25%, 06/01/13 (Acquired
  05/13/03-06/10/03; Cost $270,339)(a)         $275,000    $   273,625
----------------------------------------------------------------------
  Sr. Sec. Second Lien Notes, 9.50%, 02/15/11
  (Acquired 02/05/03; Cost $50,000)(a)           50,000         54,375
----------------------------------------------------------------------
  Sr. Sec. Second Lien Notes, 8.13%, 05/01/10
  (Acquired 04/15/03; Cost $44,410)(a)           45,000         47,250
----------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07      115,000        114,425
======================================================================
                                                               489,675
======================================================================

ELECTRIC UTILITIES-3.69%

CMS Energy Corp.,
  Sr. Unsec. Notes, 7.63%, 11/15/04              45,000         45,900
----------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08      115,000        121,325
----------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes,
  8.13%, 03/15/05                               265,000        258,375
----------------------------------------------------------------------
  8.75%, 02/15/12                                45,000         42,300
----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       310,000        212,350
----------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        65,000         75,400
----------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $175,000)(a)(c)      175,000        175,787
----------------------------------------------------------------------
TECO Energy, Inc., Sr. Notes, 7.50%, 06/15/10   350,000        362,250
======================================================================
                                                             1,293,687
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.75%

Midwest Generation LLC-Series B, Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16                                      190,000        187,150
----------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                75,000         76,312
======================================================================
                                                               263,462
======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.77%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                      125,000        138,125
----------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Notes, 10.38%,
  01/15/10 (Acquired 12/18/02; Cost
  $120,000)(a)                                  120,000        133,500
======================================================================
                                                               271,625
======================================================================

EMPLOYMENT SERVICES-0.17%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                        90,000         58,950
======================================================================

ENVIRONMENTAL SERVICES-0.46%

Allied Waste North America Inc.-Series B, Sr.
  Sec. Gtd. Sub. Global Notes, 8.50%,
  12/01/08                                      150,000        162,375
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

FOOD RETAIL-0.47%

Ahold Finance USA Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                $120,000    $   123,600
----------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001, Class A-1,
  Gtd. Disc. Asset-Backed Pass Through Cfts.,
  7.82%, 01/02/20(d)                             45,000         42,750
======================================================================
                                                               166,350
======================================================================

FOREST PRODUCTS-1.76%

Georgia-Pacific Corp.,
  Sr. Notes, 7.38%, 07/15/08
  (Acquired 05/21/03; Cost $100,000)(a)(c)      100,000        102,250
----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 02/01/10 (Acquired
  01/23/03; Cost $124,200)(a)                   125,000        135,625
----------------------------------------------------------------------
Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                       100,000        114,000
----------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08      250,000        263,750
======================================================================
                                                               615,625
======================================================================

GAS UTILITIES-0.30%

SEMCO Energy, Inc., Sr. Notes,
  7.13%, 05/15/08 (Acquired 05/14/03; Cost
  $75,000)(a)(c)                                 75,000         78,375
----------------------------------------------------------------------
  7.75%, 05/15/13 (Acquired 05/14/03; Cost
  $25,000)(a)(c)                                 25,000         26,625
======================================================================
                                                               105,000
======================================================================

GENERAL MERCHANDISE STORES-0.62%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       210,000        218,400
======================================================================

HEALTH CARE DISTRIBUTORS-0.22%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  70,000         76,475
======================================================================

HEALTH CARE EQUIPMENT-1.26%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-06/26/03; Cost
  $201,600)(a)(c)                               195,000        203,775
----------------------------------------------------------------------
Medquest Inc.-Series B, Sr. Unsec. Sub.
  Global Notes, 11.88%, 08/15/12                 70,000         74,200
----------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                               150,000        165,000
======================================================================
                                                               442,975
======================================================================

HEALTH CARE FACILITIES-2.05%

Hanger Orthopedic Group, Inc.,
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09         250,000        275,000
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.38%,
  02/15/09                                       50,000         55,500
----------------------------------------------------------------------
Province Healthcare Co., Sr. Sub. Notes,
  7.50%, 06/01/13                                50,000         50,000
----------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Global
  Notes, 9.50%, 06/15/09                         35,000         38,325
----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.75%, 05/01/09           $ 75,000    $    81,375
----------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                      200,000        217,000
======================================================================
                                                               717,200
======================================================================

HEALTH CARE SUPPLIES-1.08%

DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                      165,000        177,375
----------------------------------------------------------------------
Fisher Scientific International Inc.,
  Sr. Sub. Global Notes, 8.13%, 05/01/12
  (Acquired 01/09/03; Cost $98,800)(a)           95,000        103,075
----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes,
  8.13%, 05/01/12                                90,000         97,650
======================================================================
                                                               378,100
======================================================================

HOME FURNISHINGS-0.68%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                        240,000        238,800
======================================================================

HOMEBUILDING-1.86%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes 8.38%, 04/15/12                   80,000         88,800
----------------------------------------------------------------------
D.R. Horton, Inc., Sr. Notes, 5.88%, 07/01/13   115,000        113,275
----------------------------------------------------------------------
KB HOME, Sr. Sub. Notes, 7.75%, 02/01/10        115,000        124,775
----------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                 125,000        134,375
----------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11                170,000        188,700
======================================================================
                                                               649,925
======================================================================

HOTELS, RESORTS & CRUISE LINES-4.56%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                      100,000        109,750
----------------------------------------------------------------------
Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                               210,000        214,725
----------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 10.50%, 02/01/10                255,000        276,675
----------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12         40,000         42,450
----------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                      125,000        136,250
----------------------------------------------------------------------
La Quinta Properties, Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/14/03; Cost
  $120,000)(a)                                  120,000        130,200
----------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                 205,000        201,412
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Notes, 8.00%, 05/15/10              70,000         72,625
----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                      200,000        211,000
----------------------------------------------------------------------
Starwood Hotels Resorts, Sr. Gtd. Global
  Notes, 7.88%, 05/01/12                        185,000        203,500
======================================================================
                                                             1,598,587
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

HOUSEHOLD APPLIANCES-0.23%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                             $ 80,000    $    80,800
======================================================================

INDUSTRIAL CONGLOMERATES-0.38%

Tyco International Group S.A. (Luxembourg)
  Series A, Sr. Gtd. Conv. Putable Notes,
  2.75%, 01/15/08 (Acquired 01/07/03; Cost
  $59,000)(a)(c)                                 59,000         63,868
----------------------------------------------------------------------
  Series B, Sr. Gtd. Conv. Putable Notes,
  3.13%, 01/15/15 (Acquired 01/07/03; Cost
  $64,000)(a)(c)                                 64,000         70,400
======================================================================
                                                               134,268
======================================================================

INDUSTRIAL MACHINERY-1.05%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                               17,000         19,975
----------------------------------------------------------------------
Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                      210,000        215,250
----------------------------------------------------------------------
Dresser, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.38%, 04/15/11                         30,000         31,200
----------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            90,000        101,025
======================================================================
                                                               367,450
======================================================================

INTEGRATED OIL & GAS-1.91%

El Paso CGP Co.,
  Sr. Unsec. Notes, 6.20%, 05/15/04             110,000        108,900
----------------------------------------------------------------------
  Unsec. Deb., 9.75%, 08/01/03                   45,000         45,225
----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/10                 120,000        112,800
----------------------------------------------------------------------
PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                        230,000        215,050
----------------------------------------------------------------------
Petrobras International Finance Co., Global
  Notes, 9.13%, 07/02/13                        185,000        185,000
======================================================================
                                                               666,975
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.08%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      150,000        147,750
----------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                       195,000        219,375
----------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  5.88%, 08/03/04                               160,000        154,400
----------------------------------------------------------------------
  7.00%, 08/03/09                               265,000        220,613
----------------------------------------------------------------------
  7.25%, 02/15/11                               410,000        337,225
======================================================================
                                                             1,079,363
======================================================================

IT CONSULTING & OTHER SERVICES-0.29%

Digitalnet Inc., Sr. Notes, 9.00%, 07/15/10
  (Acquired 06/27/03; Cost $100,000)(a)(c)      100,000        100,750
======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

LEISURE FACILITIES-1.01%

Six Flags, Inc., Sr. Unsec. Notes, 9.75%,
  06/15/07                                     $140,000    $   139,300
----------------------------------------------------------------------
Town Sports International, Inc., Sr. Notes,
  9.63%, 04/15/11 (Acquired 04/10/03; Cost
  $55,000)(a)                                    55,000         58,300
----------------------------------------------------------------------
Universal City Development, Sr. Notes,
  11.75%, 04/01/10 (Acquired 03/21/03; Cost
  $69,184)(a)                                    70,000         77,525
----------------------------------------------------------------------
Worldspan L.P./WS Financing Corp., Sr. Notes,
  9.63%, 06/15/11 (Acquired 06/24/03; Cost
  $75,000)(a)(c)                                 75,000         78,000
======================================================================
                                                               353,125
======================================================================

LIFE & HEALTH INSURANCE-0.15%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $49,408)(a)           50,000         51,615
======================================================================

MARINE-0.86%

General Maritime Corp. (Republic of Marshall
  Islands), Sr. Notes, 10.00%, 03/15/13
  (Acquired 03/17/03-03/21/03; Cost
  $119,549)(a)                                  120,000        132,600
----------------------------------------------------------------------
Overseas Shipholding Group, Inc., Sr. Unsec.
  Notes, 8.25%, 03/15/13 (Acquired
  03/04/03-06/10/03; Cost $126,612)(a)          125,000        130,625
----------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                35,000         38,588
======================================================================
                                                               301,813
======================================================================

METAL & GLASS CONTAINERS-2.81%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                65,000         61,100
----------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Notes,
  11.00%, 02/15/13 (Acquired 01/31/03;
  $120,000)(a)                                  120,000        131,700
----------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr.
  Sec. Second Lien Notes, 9.50%, 03/01/11
  (Acquired 02/11/03; Cost $120,000)(a)(c)      120,000        130,800
----------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                        150,000        162,000
----------------------------------------------------------------------
Jarden Corp.,
  Sr. Sec. Gtd. Sub. Notes, 9.75%, 05/01/12      25,000         27,125
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes, 9.75%,
  05/01/12                                       35,000         37,713
----------------------------------------------------------------------
Owens-Brockway,
  Sr. Sec. Gtd. Global Notes, 8.75%, 11/15/12   100,000        109,500
----------------------------------------------------------------------
  Sr. Sec. Notes, 7.75%, 05/15/11 (Acquired
  04/29/03; Cost $45,000)(a)                     45,000         47,588
----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 05/15/13 (Acquired
  04/29/03; Cost $70,000)(a)                     70,000         73,150
----------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                      110,000        107,250
----------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 85,000         92,225
----------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                          5,000          5,400
======================================================================
                                                               985,551
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.91%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                       $380,000    $   396,150
----------------------------------------------------------------------
Imax Corp. (Canada), Sr. Unsec. Yankee Notes,
  7.88%, 12/01/05                               275,000        273,625
======================================================================
                                                               669,775
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-5.95%

AES Corp. (The),
  Sr. Sec. Notes, 8.75%, 05/15/13 (Acquired
  05/01/03; Cost $60,000)(a)(c)                  60,000         63,450
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07        140,000        135,100
----------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                               137,905        145,145
----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08        165,000        129,938
----------------------------------------------------------------------
Gemstone Investors Ltd., Sr. Unsec. Gtd.
  Notes, 7.71%, 10/31/04 (Acquired
  02/27/03-05/15/03; Cost $257,750)(a)          275,000        275,000
----------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(d)                     205,000        160,925
----------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Notes,
  9.25%, 07/15/10 (Acquired 06/26/03; Cost
  $130,000)(a)(c)                               130,000        132,925
----------------------------------------------------------------------
  9.50%, 07/15/13 (Acquired 06/26/03; Cost
  $130,000)(a)                                  130,000        131,463
----------------------------------------------------------------------
Sierra Pacific Resources, Sr. Unsec. Unsub.
  Notes, 8.75%, 05/15/05                        115,000        117,875
----------------------------------------------------------------------
Southern Natural Gas, Sr. Notes, 8.88%,
  03/15/10 (Acquired 02/28/03; Cost
  $34,551)(a)                                    35,000         38,588
----------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       70,000         70,700
----------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                        480,000        470,400
----------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                    115,000        120,750
----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 9.25%,
  03/15/04                                       90,000         92,475
======================================================================
                                                             2,084,734
======================================================================

OFFICE ELECTRONICS-0.23%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                       80,000         79,675
======================================================================

OFFICE SERVICES & SUPPLIES-0.12%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              55,000         42,625
======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.01%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                $ 50,000    $    56,000
----------------------------------------------------------------------
Offshore Logistics, Inc., Sr. Unsec. Gtd.
  Notes, 6.13%, 06/15/13 (Acquired 06/17/03;
  Cost $80,000)(a)(c)                            80,000         80,800
----------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                               200,000        216,000
======================================================================
                                                               352,800
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.76%

Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes, 7.75%,
  01/15/15                                       60,000         64,500
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 8.38%, 11/01/08         50,000         54,250
----------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        65,000         71,175
----------------------------------------------------------------------
Westport Resources Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 11/01/11             70,000         76,650
======================================================================
                                                               266,575
======================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-4.44%

Citgo Petroleum Corp., Sr. Notes, 11.38%,
  02/01/11 (Acquired 02/20/03; Cost
  $193,791)(a)                                  195,000        219,375
----------------------------------------------------------------------
Clark Refining & Marketing, Inc., Sr. Unsec.
  Notes, 8.63%, 08/15/08                        100,000        103,500
----------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                      330,000        355,575
----------------------------------------------------------------------
El Paso Natural Gas Co., Unsec. Unsub. Notes,
  6.75%, 11/15/03                               150,000        151,125
----------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Notes, 7.75%, 06/01/13 (Acquired
  05/20/03; Cost $250,000)(a)(c)                250,000        252,500
----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                              200,000        221,000
----------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Sr. Unsec.
  Notes, 6.25%, 06/01/10 (Acquired 06/26/03;
  Cost $130,000)(a)(c)                          130,000        130,650
----------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.25%, 02/01/10                  50,000         54,750
----------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   60,000         65,700
======================================================================
                                                             1,554,175
======================================================================

PACKAGED FOODS & MEATS-0.63%

Dole Food Co., Inc.,
  Sr. Notes, 7.25%, 06/15/10 (Acquired
  05/14/03-05/15/03; Cost $49,781)(a)            50,000         50,250
----------------------------------------------------------------------
  Sr. Notes, 8.88%, 03/15/11 (Acquired
  03/20/03; Cost $102,500)(a)                   100,000        106,500
----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.63%, 05/01/09       60,000         63,900
======================================================================
                                                               220,650
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------


PAPER PACKAGING-1.50%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                             $220,000    $   239,800
----------------------------------------------------------------------
Graphic Packaging Corp., Unsec. Gtd. Sub.
  Global Notes, 8.63%, 02/15/12                 125,000        130,000
----------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes, 7.50%,
  06/01/13 (Acquired 05/16/03; Cost
  $150,000)(a)(c)                               150,000        154,500
======================================================================
                                                               524,300
======================================================================

PAPER PRODUCTS-0.74%

Bowater Inc., Sr. Notes, 6.50%, 06/15/13
  (Acquired 06/16/03; Cost $159,376)(a)(c)      160,000        153,696
----------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Notes, 7.25%,
  02/15/13 (Acquired 01/31/03; Cost
  $100,000)(a)                                  100,000        106,000
======================================================================
                                                               259,696
======================================================================

PERSONAL PRODUCTS-0.99%

Elizabeth Arden, Inc., Sr. Sec. Global Notes,
  11.75%, 02/01/11                              165,000        185,625
----------------------------------------------------------------------
Herbalife International Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.75%, 07/15/10           140,000        159,600
======================================================================
                                                               345,225
======================================================================

PHARMACEUTICALS-1.53%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                       320,000        353,600
----------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                        170,000        182,750
======================================================================
                                                               536,350
======================================================================

PUBLISHING-0.47%

PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03; Cost $159,963)(a)         160,000        165,600
======================================================================

RAILROADS-1.53%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                 210,000        235,725
----------------------------------------------------------------------
RailAmerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              85,000         94,775
----------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09(d)        200,000        204,000
======================================================================
                                                               534,500
======================================================================

REAL ESTATE INVESTMENT TRUSTS-1.00%

Host Marriott L.P.-Series G, Sr. Gtd. Global
  Notes, 9.25%, 10/01/07                        175,000        189,875
----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                               145,000        160,225
======================================================================
                                                               350,100
======================================================================

REGIONAL BANKS-0.61%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                30,000         31,050
----------------------------------------------------------------------
  9.63%, 05/15/12                               170,000        184,450
======================================================================
                                                               215,500
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.20%

Amkor Technology Inc., Sr. Notes, 7.75%,
  05/15/13 (Acquired 05/01/03; Cost
  $75,125)(a)                                  $ 75,000    $    70,875
======================================================================

SOFT DRINKS-0.16%

Le-Natures Inc., Sr. Sub. Notes, 9.00%,
  06/15/13 (Acquired 06/18/03; Cost
  $55,000)(a)(c)                                 55,000         57,200
======================================================================

SPECIALTY CHEMICALS-0.55%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                        115,000        112,700
----------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $75,000)(a)(c)                                 75,000         79,875
======================================================================
                                                               192,575
======================================================================

SPECIALTY STORES-1.80%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                               80,000         89,200
----------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11           200,000        226,000
----------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        75,000         75,375
----------------------------------------------------------------------
United Rentals North America Inc.,
  Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08
  (Acquired 12/17/02; Cost $67,932)(a)           70,000         76,825
----------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                              150,000        164,625
======================================================================
                                                               632,025
======================================================================

STEEL-0.43%

IPSCO, Inc (Canada), Sr. Notes, 8.75%,
  06/01/13 (Acquired 06/13/03-06/20/03; Cost
  $154,038)(a)(c)                               150,000        152,250
======================================================================

TRUCKING-0.44%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Global Notes, 13.38%, 12/01/09           140,000        152,950
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.91%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(d)(f)                        280,000        133,000
----------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(d)                    110,000         64,350
----------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                               250,000        253,125
----------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 12.25%, 08/01/08(g)             105,000         67,988
----------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Notes, 10.13%,
  06/15/13 (Acquired 06/16/03; Cost
  $110,000)(a)(c)                               110,000        109,450
----------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(d)             120,000         16,200
----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(b)(d)                                130,000          8,450
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                      $240,000    $    46,800
----------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                        240,000        267,000
----------------------------------------------------------------------
Nextel Partners, Inc., Sr. Unsec. Notes,
  8.13%, 07/01/11 (Acquired 06/16/03; Cost
  $80,000)(a)(c)                                 80,000         79,600
----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                       110,000        101,200
----------------------------------------------------------------------
Tritel PCS Inc.,
  Sr. Notes, 8.50%, 06/01/13 (Acquired
  05/30/03; Cost $80,000)(a)(c)                  80,000         86,400
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Disc. Notes, 12.75%,
  05/15/09(d)                                    70,000         72,713
----------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Notes, 14.00%, 05/15/10 (Acquired
  02/21/03; Cost $9,600)(a)(d)                   48,000         23,760
----------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(d)          90,000         40,050
======================================================================
                                                             1,370,086
======================================================================
    Total Bonds & Notes (Cost $31,247,870)                  32,232,109
======================================================================

                                                SHARES
STOCKS & OTHER EQUITY INTERESTS-4.83%

BROADCASTING & CABLE TV-1.87%

Cablevision Systems New York Group
  Series H, 11.75% Pfd                            3,740        387,090
----------------------------------------------------------------------
  Series M, 11.13% PIK Pfd                        2,500        258,750
----------------------------------------------------------------------
Knology, Inc.-Series D, Conv. Pfd. (Acquired
  04/26/00; Cost $0)(a)(c)(h)                     5,972          9,704
----------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-Ctfs.,
  expiring 05/31/09(i)                              550              1
======================================================================
                                                               655,545
======================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(a)(c)(i)             220             55
======================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.,
  Wts., expiring 05/01/09(i)                        100            275
----------------------------------------------------------------------
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(c)(i)                                 300          3,075
======================================================================
                                                                 3,350
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(c)(i)                       300              0
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.55%

AES Trust VII-$3.00 Conv. Pfd                     5,110        192,902
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PUBLISHING-0.56%

PRIMEDIA Inc.,
  Series D, 10.00% Pfd                              475    $    46,787
----------------------------------------------------------------------
  Series F, 9.20% Pfd                             1,550        148,800
======================================================================
                                                               195,587
======================================================================

RAILROADS-0.00%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(c)(i)             175          1,716
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.84%

American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03; Cost $5,591)(a)(c)(i)         105         10,526
----------------------------------------------------------------------
Dobson Communications Corp, 12.25% PIK Pfd          525        526,313
----------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(c)(i)             500              0
----------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(c)(i)                       100              0
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01-09/04/01; Cost
  $2,600)(a)(c)(i)                                  240    $         0
----------------------------------------------------------------------
SpectraSite, Inc.(h)                              2,138        106,589
----------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(c)(i)             300              0
======================================================================
                                                               643,428
======================================================================
    Total Stocks & Other Equity Interests
      (Cost $1,601,265)                                      1,692,583
======================================================================

MONEY MARKET FUNDS-1.83%

STIC Liquid Assets Portfolio(j)                 320,908        320,908
----------------------------------------------------------------------
STIC Prime Portfolio(j)                         320,908        320,908
======================================================================
    Total Money Market Funds (Cost $641,816)                   641,816
======================================================================
TOTAL INVESTMENTS-98.66% (Cost $33,490,951)                 34,566,508
======================================================================
OTHER ASSETS LESS LIABILITIES-1.34%                            469,430
======================================================================
NET ASSETS-100.00%                                         $35,035,938
______________________________________________________________________
======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $6,508,626, which represented 18.58% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security considered to be illiquid. The aggregate market value of these securities at 06/30/03 was $3,012,927, which represented 8.60% of the Fund's net assets.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $33,490,951)  $ 34,566,508
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,586,357
-------------------------------------------------------------
  Fund shares sold                                    195,555
-------------------------------------------------------------
  Dividends and interest                              707,457
-------------------------------------------------------------
Investment for deferred compensation plan              22,029
=============================================================
    Total assets                                   37,077,906
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,885,773
-------------------------------------------------------------
  Fund shares reacquired                              107,547
-------------------------------------------------------------
  Deferred compensation plan                           22,029
-------------------------------------------------------------
Accrued administrative services fees                   16,136
-------------------------------------------------------------
Accrued distribution fees -- Series II                    189
-------------------------------------------------------------
Accrued transfer agent fees                               467
-------------------------------------------------------------
Accrued operating expenses                              9,827
=============================================================
    Total liabilities                               2,041,968
=============================================================
Net assets applicable to shares outstanding      $ 35,035,938
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $ 47,861,563
-------------------------------------------------------------
  Undistributed net investment income               3,840,759
-------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities                         (17,741,941)
-------------------------------------------------------------
  Unrealized appreciation of investment
    securities                                      1,075,557
=============================================================
                                                 $ 35,035,938
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 34,680,019
_____________________________________________________________
=============================================================
Series II                                        $    355,919
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            5,980,837
_____________________________________________________________
=============================================================
Series II                                              61,515
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       5.80
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       5.79
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                          $1,401,573
------------------------------------------------------------
Dividends                                             59,489
------------------------------------------------------------
Dividends from affiliated money market funds           8,260
============================================================
    Total investment income                        1,469,322
============================================================

EXPENSES:

Advisory fees                                         89,539
------------------------------------------------------------
Administrative services fees                          50,624
------------------------------------------------------------
Custodian fees                                         9,337
------------------------------------------------------------
Distribution fees -- Series II                           309
------------------------------------------------------------
Transfer agent fees                                    2,228
------------------------------------------------------------
Trustees' fees                                         4,519
------------------------------------------------------------
Other                                                 15,451
============================================================
    Total expenses                                   172,007
============================================================
Less: Fees waived and expenses paid indirectly          (211)
============================================================
    Net expenses                                     171,796
============================================================
Net investment income                              1,297,526
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities         149,516
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            2,868,742
============================================================
Net gain from investment securities                3,018,258
============================================================
Net increase in net assets resulting from
  operations                                      $4,315,784
____________________________________________________________
============================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,297,526    $ 2,730,208
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             149,516     (8,153,576)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  2,868,742      3,638,095
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 4,315,784     (1,785,273)
=========================================================================================
Share transactions-net:
  Series I                                                      5,417,861     (2,028,474)
-----------------------------------------------------------------------------------------
  Series II                                                       176,325        141,011
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         5,594,186     (1,887,463)
=========================================================================================
    Net increase (decrease) in net assets                       9,909,970     (3,672,736)
=========================================================================================

NET ASSETS:

  Beginning of period                                          25,125,968     28,798,704
=========================================================================================
  End of period                                               $35,035,938    $25,125,968
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as

                            AIM V.I. HIGH YIELD FUND
     a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $144.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $50,624 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,410 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $309.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $66 under expense offset arrangement which resulted in a reduction of the Fund's total expenses of $67.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

                            AIM V.I. HIGH YIELD FUND

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2006                              $   247,107
-----------------------------------------------------------
December 31, 2007                                  545,518
-----------------------------------------------------------
December 31, 2008                                2,010,706
-----------------------------------------------------------
December 31, 2009                                5,842,381
-----------------------------------------------------------
December 31, 2010                                8,489,495
===========================================================
Total capital loss carryforward                $17,135,207
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $21,092,853 and $13,307,574, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 2,243,494
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (1,261,223)
=============================================================
Net unrealized appreciation of investment
  securities                                      $   982,271
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $33,584,237.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2003              DECEMBER 31, 2002
                                                              ------------------------    -------------------------
                                                               SHARES        AMOUNT         SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,678,251    $ 9,141,912     1,454,744    $ 7,353,977
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                    101,214        560,795        33,073        162,657
===================================================================================================================
Reacquired:
  Series I                                                     (696,093)    (3,724,051)   (1,877,404)    (9,382,451)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (68,195)      (384,470)       (4,577)       (21,646)
===================================================================================================================
                                                              1,015,177    $ 5,594,186      (394,164)   $(1,887,463)
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                            AIM V.I. HIGH YIELD FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   SERIES I
                                              -----------------------------------------------------------------------------------
                                                                                                                    MAY 1, 1998
                                              SIX MONTHS                                                         (DATE OPERATIONS
                                                ENDED                    YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                               JUNE 30,        --------------------------------------------        DECEMBER 31,
                                                 2003           2002         2001         2000       1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  5.00         $  5.31      $  6.35      $  9.02    $  8.84           $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.24(a)         0.51(a)      0.70(b)      0.91       1.03(a)          0.39
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.56           (0.82)       (1.01)       (2.64)     (0.10)           (1.15)
=================================================================================================================================
    Total from investment operations              0.80           (0.31)       (0.31)       (1.73)      0.93            (0.76)
=================================================================================================================================
Less dividends from net investment income           --              --        (0.73)       (0.94)     (0.75)           (0.40)
=================================================================================================================================
Net asset value, end of period                 $  5.80         $  5.00      $  5.31      $  6.35    $  9.02           $ 8.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  16.00%          (5.84)%      (4.85)%     (19.14)%    10.52%           (7.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $34,680         $24,984      $28,799      $26,151    $25,268           $7,966
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                1.20%(d)        1.30%        1.21%        1.13%      1.14%            1.13%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.20%(d)        1.30%        1.29%        1.19%      1.42%            2.50%(e)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      9.06%(d)       10.20%       11.39%(b)    11.44%     11.07%            9.75%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                          49%             74%          64%          72%       127%              39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $28,640,442.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                            AIM V.I. HIGH YIELD FUND

                                                                         SERIES II
                                                              -------------------------------
                                                                               MARCH 26, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 4.99             $ 5.27
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)            0.38(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.56              (0.66)
=============================================================================================
    Total from investment operations                              0.80              (0.28)
=============================================================================================
Net asset value, end of period                                  $ 5.79             $ 4.99
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  16.03%             (5.31)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  356             $  142
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.45%(c)           1.45%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers                                             1.45%(c)           1.55%(d)
=============================================================================================
Ratio of net investment income to average net assets              8.81%(c)          10.05%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          49%                74%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $249,441.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                            AIM V.I. HIGH YIELD FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                            AIM V.I. HIGH YIELD FUND

FUND DATA                                     AIM V.I. INTERNATIONAL GROWTH FUND


================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

                                  [PIE CHART]

SOUTH KOREA                                3.3%
GERMANY                                    3.6%
ISRAEL                                     3.8%
ITALY                                      4.7%
SPAIN                                      5.9%
FRANCE                                    10.5%
IRELAND                                    3.3%
OTHER                                     17.7%
UNITED KINGDOM                            20.1%
JAPAN                                     16.0%
CANADA                                    11.1%

TOTAL NUMBER OF HOLDINGS*                   97
TOTAL NET ASSETS                $255.6 million

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)         4.82%
  10 Years                  5.03
   5 Years                 -5.06
   1 Year                  -9.60

SERIES II SHARES**
  10 Years                  4.77%
   5 Years                 -5.30
   1 Year                  -9.88

**Series II shares were first offered on 9/19/01. Returns prior to that date are hypothetical results based on the performance of Series I shares from 6/30/93, adjusted to reflect Series II 12b-1 fees. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                       7.85%

SERIES II SHARES                      7.71

MSCI EAFE INDEX                       9.47
(Broad Market Index)

MSCI EAFE GROWTH INDEX                6.99
(Style-Specific Index)

LIPPER INTERNATIONAL FUND INDEX       9.18
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================================
TOP 10 EQUITY HOLDINGS*                                             TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------------------
 1. Teva Pharmaceutical Industries Ltd.-ADR (Israel)     3.8%      1. Diversified Banks                       13.9%

 2. Loblaw Cos. Ltd. (Canada)                            3.1       2. Pharmaceuticals                         10.8

 3. Banco Popular Espanol S.A. (Spain)                   2.6       3. Integrated Oil & Gas                     9.6

 4. Total S.A.-Class B (France)                          2.5       4. Electronic Equipment Manufacturers       7.6

 5. Eni S.p.A. (Italy)                                   2.4       5. Food Retail                              5.6

 6. Vodafone Group PLC (United Kingdom)                  2.3       6. Tobacco                                  4.1

 7. Royal Bank of Scotland Group PLC (United Kingdom)    2.3       7. Automobile Manufacturers                 3.6

 8. Imperial Tobacco Group PLC (United Kingdom)          2.2       8. Wireless Telecommunication Services      3.1

 9. Suncor Energy, Inc. (Canada)                         2.1       9. Household Products                       3.1

10. Altana A.G. (Germany)                                2.1      10. Integrated Telecommunication Services    3.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   The fund's management team is composed of: Shuxin Cao, Jason T. Holzer, Clas
    G. Olsson, Barrett K. Sides.

o AIM V.I. International Growth Fund seeks to provide long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The unmanaged Lipper International Fund Index represents an average of the 30 largest international funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of international stocks.

o The unmanaged MSCI Europe, Australasia and the Far East (the EAFE--Registered Trademark--) Growth Index is a subset of the unmanaged MSCI
    EAFE--Registered Trademark-- Index, which represents the performance of foreign stocks tracked by Morgan Stanley Capital International. The Growth portion measures performance of companies with higher price/earnings ratios and higher forecasted growth values.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIIGR-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS-95.86%

AUSTRALIA-2.19%

Amcor Ltd. (Paper Packaging)                      458,300   $  2,507,291
------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         396,000      2,305,195
------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                             48,860        122,460
------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance) (Acquired 05/12/03; Cost
  $485,445)(a)(b)                                 417,900        664,482
========================================================================
                                                               5,599,428
========================================================================

BRAZIL-0.52%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        65,500      1,332,925
========================================================================

CANADA-11.12%

Canadian National Railway Co. (Railroads)          30,900      1,492,483
------------------------------------------------------------------------
CP Railway Ltd. (Railroads)                       125,600      2,825,394
------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                     100,600      3,860,042
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-11/14/02; Cost $5,580,868)(b)          170,700      7,854,683
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       50,400      1,428,511
------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                70,300      2,815,339
------------------------------------------------------------------------
Royal Bank of Canada (Diversified Banks)           64,670      2,754,019
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        286,400      5,386,208
========================================================================
                                                              28,416,679
========================================================================

DENMARK-0.43%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        31,275      1,098,057
========================================================================

FRANCE-10.51%

Aventis S.A. (Pharmaceuticals)                     58,900      3,249,417
------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)               39,490      2,012,169
------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         54,497      4,875,931
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   16,425        800,036
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)            41,400      2,194,823
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           39,150      2,299,142
------------------------------------------------------------------------
Societe Generale-Class A (Diversified Banks)       13,800        877,167
------------------------------------------------------------------------
Total S.A.-Class B (Integrated Oil & Gas)          42,825      6,489,589
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            59,950      4,055,655
========================================================================
                                                              26,853,929
========================================================================

GERMANY-3.61%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)                                    16,935      1,452,214
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      84,335      5,335,320
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
GERMANY-(CONTINUED)

Deutsche Telekom A.G. (Integrated
  Telecommunications Services)(a)                  62,000   $    948,813
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        3,505      1,489,287
========================================================================
                                                               9,225,634
========================================================================

HONG KONG-1.17%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                       178,000      1,070,515
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      39,300      1,167,210
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                       151,000        762,910
========================================================================
                                                               3,000,635
========================================================================

HUNGARY-0.22%

OTP Bank Rt. (Diversified Banks)                   58,600        567,702
========================================================================

INDIA-1.62%

Hindustan Lever Ltd. (Household Products)         187,000        719,029
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        48,779      3,431,504
========================================================================
                                                               4,150,533
========================================================================

INDONESIA-0.01%

PT Lippo Bank Tbk (Diversified Banks)(a)          228,137         13,688
========================================================================

IRELAND-3.29%

Allied Irish Banks PLC (Diversified Banks)        143,391      2,161,352
------------------------------------------------------------------------
Bank of Ireland (Diversified Banks)               344,400      4,183,883
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             46,000      2,065,400
========================================================================
                                                               8,410,635
========================================================================

ISRAEL-3.77%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               169,000      9,621,170
========================================================================

ITALY-4.71%

Banco Popolare di Verona e Novara Scrl
  (Diversified Banks)                             227,900      3,122,880
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                 408,700      6,198,040
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Diversified
  Banks)                                          567,500      2,711,926
========================================================================
                                                              12,032,846
========================================================================

JAPAN-16.01%

Canon Inc. (Office Electronics)                   112,000      5,154,694
------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)                  40,500      2,012,822
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment Manufacturers)                         39,400      3,267,975
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)                                   67,700      4,676,570
------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Kao Corp. (Household Products)                    114,000   $  2,128,216
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)                                   21,100      3,877,381
------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)                                   47,600      3,152,923
------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                  351,800      3,373,425
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           146,000      4,792,683
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               84,000      1,376,612
------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)(a)                                    22,000        753,425
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                43,800      1,620,732
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      48,700      1,265,094
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)         80,300      1,250,915
------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                84,400      2,206,582
========================================================================
                                                              40,910,049
========================================================================

MEXICO-2.43%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            74,736      1,401,300
------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Diversified Banks)(a)                2,098,300      1,771,742
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         35,836      1,125,967
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (Hypermarkets & Super Centers)                  714,500      1,919,909
========================================================================
                                                               6,218,918
========================================================================

NETHERLANDS-1.92%

James Hardie Industries N.V. (Construction
  Materials)                                      316,000      1,498,851
------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                 481,100      3,418,098
========================================================================
                                                               4,916,949
========================================================================

PORTUGAL-0.25%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                     88,400        635,186
========================================================================

SINGAPORE-0.00%

United Overseas Bank Ltd. (Diversified Banks)           1              7
========================================================================

SOUTH KOREA-3.30%

Kookmin Bank (Diversified Banks)(a)                71,020      2,139,515
------------------------------------------------------------------------
Kookmin Bank-ADR (Diversified Banks)               17,500        529,375
------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 33,000      1,325,523
------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                      14,900      4,426,360
========================================================================
                                                               8,420,773
========================================================================

SPAIN-5.93%

Altadis, S.A. (Tobacco)                           183,240      4,709,539
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Diversified
  Banks)                                          133,400      6,758,844
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPAIN-(CONTINUED)

Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 06/13/03; Cost
  $882,563)(b)                                     35,800   $    902,799
------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)           170,600      2,773,816
========================================================================
                                                              15,144,998
========================================================================

SWITZERLAND-1.43%

Nestle S.A. (Packaged Foods & Meats)                3,400        703,301
------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)             53,000      2,955,558
========================================================================
                                                               3,658,859
========================================================================

TAIWAN-1.31%

Far Eastern Textile Ltd.-GDR (Industrial
  Machinery)                                       32,210        125,619
------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Industrial
  Machinery) (Acquired 11/12/99-11/15/99;
  Cost $230,556)(b)(c)(d)                          19,347         75,453
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       313,000      3,155,040
========================================================================
                                                               3,356,112
========================================================================

THAILAND-0.01%

Siam Commercial Bank PCL (Diversified
  Banks)(a)                                        32,800         28,051
========================================================================

UNITED KINGDOM-20.10%

AstraZeneca PLC (Pharmaceuticals)                  32,800      1,319,380
------------------------------------------------------------------------
BT Group PLC (Integrated Telecommunications
  Services)                                       452,200      1,525,169
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    1,508,400      4,388,354
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              320,100      5,738,574
------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)          148,500        681,535
------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody
  Banks)                                          106,190      2,102,348
------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication
  Services)(a)                                    550,000        516,676
------------------------------------------------------------------------
Next PLC (Department Stores)                      185,650      3,154,596
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        270,350      4,976,465
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       972,700      3,047,226
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)                                          205,317      5,777,815
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      118,560        785,033
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            121,100        801,852
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         563,875      3,250,602
------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,148,111      4,166,902
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             128,220      1,024,101
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   3,011,300      5,906,935
------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                         727,275      2,212,156
========================================================================
                                                              51,375,719
========================================================================
    Total Foreign Stocks (Cost $206,980,040)                 244,989,482
========================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

U.S. TREASURY BILLS-0.39%

0.85%, 09/18/03 (Cost $998,135)                $1,000,000   $    998,135
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-2.28%

STIC Liquid Assets Portfolio(e)                 2,907,459      2,907,459
------------------------------------------------------------------------
STIC Prime Portfolio(e)                         2,907,459      2,907,459
========================================================================
    Total Money Market Funds (Cost
      $5,814,918)                                              5,814,918
========================================================================
TOTAL INVESTMENTS-98.53% (excluding
  investments purchased with cash collateral
  from securities loaned)(Cost $213,793,093)                 251,802,535
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-16.40%

STIC Liquid Assets Portfolio(e)(f)             20,962,864   $ 20,962,864
------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                     20,962,864     20,962,864
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $41,925,728)                                      41,925,728
========================================================================
TOTAL INVESTMENTS-114.93% (Cost
  $255,718,821)(g)                                           293,728,263
========================================================================
OTHER ASSETS LESS LIABILITIES-(14.93%)                       (38,161,686)
========================================================================
NET ASSETS-100.00%                                          $255,566,577
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $9,497,417, which represented 3.72% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The market value of this security at 06/30/03 represented 0.03% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
(g) Companhia Vale Do Rio Doce security was received through a corporate action and as of 06/30/03 it has no market value and no cost basis.

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $255,718,821)*                                $ 293,728,263
-------------------------------------------------------------
Foreign currencies, at value (cost
  $4,044,948)                                       4,036,899
-------------------------------------------------------------
Receivables for:
  Investments sold                                    798,257
-------------------------------------------------------------
  Fund shares sold                                    590,462
-------------------------------------------------------------
  Dividends                                         1,110,718
-------------------------------------------------------------
Investment for deferred compensation plan              40,917
-------------------------------------------------------------
Other assets                                            1,579
=============================================================
    Total assets                                  300,307,095
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            2,555,950
-------------------------------------------------------------
  Deferred compensation plan                           40,917
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         41,925,728
-------------------------------------------------------------
Accrued administrative services fees                  114,331
-------------------------------------------------------------
Accrued distribution fees -- Series II                  8,140
-------------------------------------------------------------
Accrued transfer agent fees                             4,199
-------------------------------------------------------------
Accrued operating expenses                             91,253
=============================================================
    Total liabilities                              44,740,518
=============================================================
Net assets applicable to shares outstanding     $ 255,566,577
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 339,859,247
-------------------------------------------------------------
Undistributed net investment income                 3,416,609
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                          (125,763,358)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                38,054,079
=============================================================
                                                $ 255,566,577
=============================================================

NET ASSETS:

Series I                                        $ 248,173,657
_____________________________________________________________
=============================================================
Series II                                       $   7,392,920
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           18,430,416
_____________________________________________________________
=============================================================
Series II                                             551,434
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                     $       13.47
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                     $       13.41
_____________________________________________________________
=============================================================

* At June 30, 2003, securities with an aggregate market value of $40,731,408 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $390,006)                                      $ 3,247,252
------------------------------------------------------------
Dividends from affiliated money market funds         112,788
------------------------------------------------------------
Interest                                               2,328
------------------------------------------------------------
Security lending income                               90,576
============================================================
    Total investment income                        3,452,944
============================================================

EXPENSES:

Advisory fees                                        945,962
------------------------------------------------------------
Administrative services fees                         251,878
------------------------------------------------------------
Custodian fees                                       134,636
------------------------------------------------------------
Distribution fees -- Series II                        16,334
------------------------------------------------------------
Transfer agent fees                                   13,683
------------------------------------------------------------
Trustees' fees                                         5,279
------------------------------------------------------------
Other                                                 42,616
============================================================
    Total expenses                                 1,410,388
============================================================
Less: Fees waived and expenses paid indirectly        (2,493)
============================================================
    Net expenses                                   1,407,895
============================================================
Net investment income                              2,045,049
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (5,465,554)
------------------------------------------------------------
  Foreign currencies                                 139,821
------------------------------------------------------------
  Futures contracts                                   61,717
============================================================
                                                  (5,264,016)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           24,284,497
------------------------------------------------------------
  Foreign currencies                                  (5,191)
============================================================
                                                  24,279,306
============================================================
Net gain from investment securities, foreign
  currencies and futures contracts                19,015,290
============================================================
Net increase in net assets resulting from
  operations                                     $21,060,339
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,045,049    $  1,333,844
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                    (5,264,016)    (39,275,081)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                24,279,306      (1,847,384)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 21,060,339     (39,788,621)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (1,721,606)
------------------------------------------------------------------------------------------
  Series II                                                             --        (128,621)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (1,850,227)
==========================================================================================
Share transactions-net:
  Series I                                                     (17,916,146)    (53,650,629)
------------------------------------------------------------------------------------------
  Series II                                                         91,535        (281,070)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (17,824,611)    (53,931,699)
==========================================================================================
    Net increase (decrease) in net assets                        3,235,728     (95,570,547)
==========================================================================================

NET ASSETS:

  Beginning of period                                          252,330,849     347,901,396
==========================================================================================
  End of period                                               $255,566,577    $252,330,849
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

                       AIM V.I. INTERNATIONAL GROWTH FUND
     respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $2,489.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $251,878 for such services of which AIM retained $34,004 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $13,605 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $16,334.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,568 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

                       AIM V.I. INTERNATIONAL GROWTH FUND

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $40,731,408 were on loan to brokers. The loans were secured by cash collateral of $41,925,728 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $90,576 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                           CARRYFORWARD
---------------------------------------------------------------------------------
December 31, 2005                                                    $  4,875,195
---------------------------------------------------------------------------------
December 31, 2006                                                         531,810
---------------------------------------------------------------------------------
December 31, 2007                                                       1,051,669
---------------------------------------------------------------------------------
December 31, 2008                                                       1,361,405
---------------------------------------------------------------------------------
December 31, 2009                                                      59,139,792
---------------------------------------------------------------------------------
December 31, 2010                                                      45,889,261
=================================================================================
Total capital loss carryforward                                      $112,849,132
_________________________________________________________________________________
=================================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $66,778,112 and $81,736,456, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities           $45,029,643
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (8,904,630)
================================================================================
Net unrealized appreciation of investment securities                 $36,125,013
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $257,603,250.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2003                  DECEMBER 31, 2002
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     21,112,440    $ 260,919,801     90,761,628    $ 1,234,674,746
----------------------------------------------------------------------------------------------------------------------------
  Series II                                                    23,240,486      282,377,304     51,994,896        669,355,587
============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --        139,401          1,721,606
----------------------------------------------------------------------------------------------------------------------------
  Series II                                                            --               --         10,449            128,621
============================================================================================================================
Reacquired:
  Series I                                                    (22,500,267)    (278,835,947)   (94,385,310)    (1,290,046,981)
----------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (23,070,697)    (282,285,769)   (51,648,761)      (669,765,278)
============================================================================================================================
                                                               (1,218,038)   $ (17,824,611)    (3,127,697)   $   (53,931,699)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        SERIES I
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2003            2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  12.49        $  14.91    $  20.12    $  29.29    $  19.62    $  17.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.10(a)         0.06(a)     0.08(a)     0.18        0.08(a)     0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.88           (2.40)      (4.83)      (7.88)      10.59        2.50
=================================================================================================================================
    Total from investment operations                         0.98           (2.34)      (4.75)      (7.70)      10.67        2.65
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --           (0.08)      (0.05)      (0.06)      (0.19)      (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --       (0.41)      (1.41)      (0.81)         --
=================================================================================================================================
    Total distributions                                        --           (0.08)      (0.46)      (1.47)      (1.00)      (0.16)
=================================================================================================================================
Net asset value, end of period                           $  13.47        $  12.49    $  14.91    $  20.12    $  29.29    $  19.62
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              7.85%         (15.67)%    (23.53)%    (26.40)%     55.04%      15.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $248,174        $247,580    $347,528    $437,336    $454,060    $240,314
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.10%(c)        1.09%       1.05%       1.02%       0.97%       0.91%
=================================================================================================================================
Ratio of net investment income to average net assets         1.63%(c)        0.41%       0.46%       0.83%       0.38%       0.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     29%             71%        109%         88%         97%         76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $241,482,152.
(d)  Not annualized for periods less than one year.

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                               SEPTEMBER 19, 2001
                                                              SIX MONTHS                          (DATE SALES
                                                                ENDED           YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                                 2003              2002               2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.45           $ 14.90             $14.42
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)           0.03(a)            0.01(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.88             (2.40)              0.93
=================================================================================================================
    Total from investment operations                              0.96             (2.37)              0.94
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.08)             (0.05)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --              (0.41)
=================================================================================================================
    Total distributions                                             --             (0.08)             (0.46)
=================================================================================================================
Net asset value, end of period                                  $13.41           $ 12.45             $14.90
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   7.71%           (15.89)%             6.63%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,393           $ 4,751             $  374
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.35%(c)          1.31%              1.30%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.35%(c)          1.34%              1.30%(d)
=================================================================================================================
Ratio of net investment income to average net assets              1.38%(c)          0.19%              0.22%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          29%               71%               109%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $13,175,436.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                       AIM V.I. INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                         OFFICE OF THE FUND
                                                         11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                 Suite 100
                        Chairman and President           Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson               INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President         A I M Advisors, Inc.
                                                         11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                  Suite 100
                        Senior Vice President            Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                     TRANSFER AGENT
Carl Frischling         Senior Vice President            A I M Fund Services, Inc.
                                                         P.O. Box 4739
Robert H. Graham        Dana R. Sutton                   Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                       CUSTODIAN
                        Robert G. Alley                  State Street Bank and Trust Company
Lewis F. Pennock        Vice President                   225 Franklin Street
                                                         Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                   COUNSEL TO THE FUNDS
Louis S. Sklar                                           Foley & Lardner
                        Melville B. Cox                  3000 K N.W., Suite 500
Mark H. Williamson      Vice President                   Washington, D.C. 20007

                        Karen Dunn Kelley                COUNSEL TO THE TRUSTEES
                        Vice President                   Kramer, Levin, Naftalis & Frankel LLP
                                                         919 Third Avenue
                        Edgar M. Larsen                  New York, NY 10022
                        Vice President
                                                         DISTRIBUTOR
                        Nancy L. Martin                  A I M Distributors, Inc.
                        Secretary                        11 Greenway Plaza
                                                         Suite 100
                                                         Houston, TX 77046


                       AIM V.I. INTERNATIONAL GROWTH FUND

FUND DATA                                      AIM V.I. MID CAP CORE EQUITY FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                   [PIE CHART]

INFORMATION TECHNOLOGY                   19.8%
INDUSTRIALS                              14.2%
HEALTH CARE                               7.9%
FINANCIALS                                5.0%
CASH & OTHER                             19.8%
MATERIALS                                 6.2%
UTILITIES                                 3.4%
CONSUMER DISCRETIONING                   12.1%
CONSUMER STAPLES                          5.2%
ENERGY                                    6.4%

TOTAL NUMBER OF HOLDINGS*                  77
TOTAL NET ASSETS               $157.5 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (9/10/01)                   3.48%
  1 Year                               1.05

SERIES II SHARES**
 Inception (9/10/01)                   3.24%
  1 Year                               0.76

** The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                     11.44%

SERIES II SHARES                                    11.25

S&P 500 INDEX (Broad Market Index)                  11.75

RUSSELL MIDCAP--Registered Trademark-- INDEX        15.47
(Style-Specific Index)

LIPPER MID-CAP CORE FUND INDEX                      14.11
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===============================================================================================================
TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------------------

 1. Computer Associates International, Inc.            2.4%     1. Electronic Equipment Manufacturers      5.6%

 2. Ceridian Corp.                                     2.3      2. Industrial Machinery                    5.5

 3. Apogent Technologies Inc.                          2.0      3. Data Processing & Outsourced Services   4.1

 4. Waters Corp.                                       1.9      4. Electric Utilities                      3.5

 5. Brunswick Corp.                                    1.9      5. Oil & Gas Equipment & Services          3.2

 6. Campbell Soup Co.                                  1.8      6. Aerospace & Defense                     3.0

 7. Dover Corp.                                        1.7      7. Health Care Equipment                   3.0

 8. Republic Services, Inc.                            1.6      8. Semiconductors                          2.9

 9. Wisconsin Energy Corp.                             1.6      9. Pharmaceuticals                         2.7

10. Teva Pharmaceutical Industries Ltd.-ADR (Israel)   1.4     10. Food Retail                             2.4

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===============================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o   AIM V.I. Mid Cap Core Equity Fund seeks long-term growth of capital.

o As of 6/30/03, the fund's management team is composed of: David W. Pointer and Ronald S. Sloan.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell Midcap--Registered Trademark-- Index represents the performance of the stocks of domestic mid-capitalization companies.

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

                                                                    VIMCCE-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-80.21%

AEROSPACE & DEFENSE-3.01%

L-3 Communications Holdings, Inc.(a)               40,500   $  1,761,345
------------------------------------------------------------------------
Northrop Grumman Corp.                             18,700      1,613,623
------------------------------------------------------------------------
Raytheon Co.                                       41,800      1,372,712
========================================================================
                                                               4,747,680
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.89%

VF Corp.                                           41,000      1,396,050
========================================================================

APPLICATION SOFTWARE-0.68%

Mercury Interactive Corp.(a)                       27,600      1,065,636
========================================================================

COMMERCIAL PRINTING-1.00%

Valassis Communications, Inc.(a)                   61,000      1,568,920
========================================================================

COMMODITY CHEMICALS-0.96%

Lyondell Chemical Co.                             112,300      1,519,419
========================================================================

COMMUNICATIONS EQUIPMENT-1.34%

Scientific-Atlanta, Inc.                           88,400      2,107,456
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.02%

Best Buy Co., Inc.(a)                              36,700      1,611,864
========================================================================

COMPUTER HARDWARE-0.98%

Diebold, Inc.                                      35,600      1,539,700
========================================================================

CONSTRUCTION MATERIALS-0.62%

Martin Marietta Materials, Inc.                    29,100        978,051
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.08%

Affiliated Computer Services, Inc.-Class A(a)      22,800      1,042,644
------------------------------------------------------------------------
Ceridian Corp.(a)                                 209,100      3,548,427
------------------------------------------------------------------------
Certegy Inc.(a)                                    66,200      1,837,050
========================================================================
                                                               6,428,121
========================================================================

DIVERSIFIED CHEMICALS-0.89%

Engelhard Corp.                                    56,400      1,397,028
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.49%

Viad Corp.                                         34,634        775,455
========================================================================

ELECTRIC UTILITIES-3.49%

FPL Group, Inc.                                    21,400      1,430,590
------------------------------------------------------------------------
TECO Energy, Inc.                                 129,100      1,547,909
------------------------------------------------------------------------
Wisconsin Energy Corp.                             87,000      2,523,000
========================================================================
                                                               5,501,499
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.90%

Rockwell Automation, Inc.                          59,800      1,425,632
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-5.63%

Amphenol Corp.-Class A(a)                          29,200   $  1,367,144
------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                 53,200      1,949,780
------------------------------------------------------------------------
Roper Industries, Inc.                             39,800      1,480,560
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    77,500      1,023,000
------------------------------------------------------------------------
Waters Corp.(a)                                   104,700      3,049,911
========================================================================
                                                               8,870,395
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.76%

Molex Inc.-Class A                                 51,500      1,193,718
========================================================================

ENVIRONMENTAL SERVICES-1.61%

Republic Services, Inc.(a)                        111,800      2,534,506
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.40%

Scotts Co. (The)-Class A(a)                        12,800        633,600
========================================================================

FOOD RETAIL-2.38%

Kroger Co. (The)(a)                               127,400      2,125,032
------------------------------------------------------------------------
Safeway Inc.(a)                                    79,500      1,626,570
========================================================================
                                                               3,751,602
========================================================================

FOOTWEAR-1.22%

NIKE, Inc.-Class B                                 35,900      1,920,291
========================================================================

FOREST PRODUCTS-0.85%

Louisiana-Pacific Corp.(a)                        123,800      1,335,802
========================================================================

GENERAL MERCHANDISE STORES-0.99%

Family Dollar Stores, Inc.                         40,700      1,552,705
========================================================================

HEALTH CARE EQUIPMENT-3.00%

Apogent Technologies Inc.(a)                      154,400      3,088,000
------------------------------------------------------------------------
Bard (C.R.), Inc.                                  19,700      1,404,807
------------------------------------------------------------------------
Beckman Coulter, Inc.                               5,600        227,584
========================================================================
                                                               4,720,391
========================================================================

HEALTH CARE SERVICES-1.07%

IMS Health Inc.                                    93,800      1,687,462
========================================================================

HEALTH CARE SUPPLIES-1.05%

Millipore Corp.(a)                                 37,300      1,655,001
========================================================================

HOME FURNISHINGS-1.24%

Mohawk Industries, Inc.(a)                         35,300      1,960,209
========================================================================

HOUSEHOLD APPLIANCES-1.00%

Whirlpool Corp.                                    24,800      1,579,760
========================================================================

HOUSEHOLD PRODUCTS-1.06%

Dial Corp. (The)                                   86,000      1,672,700
========================================================================

HOUSEWARES & SPECIALTIES-1.32%

Newell Rubbermaid Inc.                             74,000      2,072,000
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL MACHINERY-5.53%

Dover Corp.                                        87,800   $  2,630,488
------------------------------------------------------------------------
ITT Industries, Inc.                               22,400      1,466,304
------------------------------------------------------------------------
Kennametal Inc.                                    25,700        869,688
------------------------------------------------------------------------
Pall Corp.                                          9,300        209,250
------------------------------------------------------------------------
Pentair, Inc.                                      34,400      1,343,664
------------------------------------------------------------------------
SPX Corp.(a)                                       49,600      2,185,376
========================================================================
                                                               8,704,770
========================================================================

LEISURE PRODUCTS-1.91%

Brunswick Corp.                                   120,000      3,002,400
========================================================================

METAL & GLASS CONTAINERS-1.05%

Pactiv Corp.(a)                                    83,900      1,653,669
========================================================================

OFFICE SERVICES & SUPPLIES-1.24%

Herman Miller, Inc.                                97,000      1,960,370
========================================================================

OIL & GAS DRILLING-0.73%

Noble Corp. (Cayman Islands)(a)                    33,300      1,142,190
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.16%

BJ Services Co.(a)                                 35,300      1,318,808
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                            23,000      1,158,740
------------------------------------------------------------------------
Smith International, Inc.(a)                       34,000      1,249,160
------------------------------------------------------------------------
Weartherford International Ltd. (Bermuda)(a)       29,900      1,252,810
========================================================================
                                                               4,979,518
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.68%

Devon Energy Corp.                                 25,917      1,383,968
------------------------------------------------------------------------
Pioneer Natural Resources Co.(a)                   48,300      1,260,630
========================================================================
                                                               2,644,598
========================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.82%

Valero Energy Corp.                                35,700      1,296,981
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.32%

Principal Financial Group, Inc.                    64,300      2,073,675
========================================================================

PACKAGED FOODS & MEATS-1.80%

Campbell Soup Co.                                 115,800      2,837,100
========================================================================

PHARMACEUTICALS-2.73%

Biovail Corp. (Canada)(a)                          44,200      2,080,052
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         38,900      2,214,577
========================================================================
                                                               4,294,629
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-1.20%

ACE Ltd. (Cayman Islands)                          55,000   $  1,885,950
========================================================================

PUBLISHING-0.58%

Lee Enterprises, Inc.                              24,300        911,979
========================================================================

RAILROADS-0.44%

Norfolk Southern Corp.                             36,300        696,960
========================================================================

REGIONAL BANKS-1.57%

Marshall & Ilsley Corp.                            31,400        960,212
------------------------------------------------------------------------
TCF Financial Corp.                                38,100      1,517,904
========================================================================
                                                               2,478,116
========================================================================

RESTAURANTS-1.89%

Jack in the Box Inc.(a)                            70,100      1,563,230
------------------------------------------------------------------------
Outback Steakhouse, Inc.                           36,300      1,415,700
========================================================================
                                                               2,978,930
========================================================================

SEMICONDUCTOR EQUIPMENT-1.06%

Novellus Systems, Inc.(a)                          45,600      1,669,918
========================================================================

SEMICONDUCTORS-2.89%

Integrated Circuit Systems, Inc.(a)                53,700      1,687,791
------------------------------------------------------------------------
Microchip Technology Inc.                          61,850      1,523,366
------------------------------------------------------------------------
Xilinx, Inc.(a)                                    52,900      1,338,899
========================================================================
                                                               4,550,056
========================================================================

SPECIALTY CHEMICALS-1.40%

International Flavors & Fragrances Inc.            69,100      2,206,363
========================================================================

SYSTEMS SOFTWARE-2.36%

Computer Associates International, Inc.           166,500      3,709,620
========================================================================

THRIFTS & MORTGAGE FINANCE-0.92%

MGIC Investment Corp.                              31,000      1,445,840
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $113,970,001)                          126,326,285
========================================================================

MONEY MARKET FUNDS-18.54%

STIC Liquid Assets Portfolio(b)                14,594,417     14,594,417
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        14,594,417     14,594,417
========================================================================
    Total Money Market Funds (Cost
      $29,188,834)                                            29,188,834
========================================================================
TOTAL INVESTMENTS-98.75% (Cost $143,158,835)                 155,515,119
========================================================================
OTHER ASSETS LESS LIABILITIES-1.25%                            1,973,036
========================================================================
NET ASSETS-100.00%                                          $157,488,155
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $143,158,835)                                  $155,515,119
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,112,404
-------------------------------------------------------------
  Fund shares sold                                  1,088,196
-------------------------------------------------------------
  Dividends                                            81,736
-------------------------------------------------------------
Investment for deferred compensation plan               4,706
=============================================================
    Total assets                                  159,802,161
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             2,179,169
-------------------------------------------------------------
  Fund shares reacquired                               32,690
-------------------------------------------------------------
  Deferred compensation plan                            4,706
-------------------------------------------------------------
Accrued administrative services fees                   73,996
-------------------------------------------------------------
Accrued distribution fees -- Series II                    782
-------------------------------------------------------------
Accrued transfer agent fees                             1,488
-------------------------------------------------------------
Accrued operating expenses                             21,175
=============================================================
    Total liabilities                               2,314,006
=============================================================
Net assets applicable to shares outstanding      $157,488,155
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $147,486,515
-------------------------------------------------------------
Undistributed net investment income (loss)            (88,939)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                            (2,265,705)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       12,356,284
=============================================================
                                                 $157,488,155
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $156,134,056
_____________________________________________________________
=============================================================
Series II                                        $  1,354,099
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           14,704,739
_____________________________________________________________
=============================================================
Series II                                             127,927
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      10.62
_____________________________________________________________
=============================================================
Series II:
  Net asset value and per share                  $      10.58
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $827)                                          $   371,931
------------------------------------------------------------
Dividends from affiliated money market funds         122,709
------------------------------------------------------------
Interest                                                 554
============================================================
    Total investment income                          495,194
============================================================

EXPENSES:

Advisory fees                                        372,802
------------------------------------------------------------
Administrative services fees                         146,691
------------------------------------------------------------
Custodian fees                                        31,955
------------------------------------------------------------
Distribution fees -- Series II                         1,564
------------------------------------------------------------
Transfer agent fees                                    5,609
------------------------------------------------------------
Trustees' fees                                         3,867
------------------------------------------------------------
Other                                                 18,423
============================================================
    Total expenses                                   580,911
============================================================
Less: Fees waived and expenses paid indirectly        (1,596)
============================================================
    Net expenses                                     579,315
============================================================
Net investment income (loss)                         (84,121)
============================================================
Net realized gain (loss) from investment
  securities                                        (552,554)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           15,156,253
============================================================
Net gain from investment securities               14,603,699
============================================================
Net increase in net assets resulting from
  operations                                     $14,519,578
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (84,121)   $   (78,935)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (552,554)    (1,713,107)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       15,156,253     (3,274,673)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 14,519,578     (5,066,715)
==========================================================================================
Share transactions-net:
  Series I                                                      73,471,528     63,740,733
------------------------------------------------------------------------------------------
  Series II                                                         12,251        775,016
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               73,483,779     64,515,749
==========================================================================================
    Net increase in net assets                                  88,003,357     59,449,034
==========================================================================================

NET ASSETS:

  Beginning of period                                           69,484,798     10,035,764
==========================================================================================
  End of period                                               $157,488,155    $69,484,798
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise stated.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has contractually agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $1,560.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $146,691 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $4,335 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $1,564.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,383 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $35 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $36.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds

                       AIM V.I. MID CAP CORE EQUITY FUND
based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2010                               $1,399,717
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $74,847,749 and $18,922,829, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $13,058,614
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (711,794)
============================================================
Net unrealized appreciation of investment
  securities                                     $12,346,820
____________________________________________________________
============================================================
Cost of investments for tax purposes is $143,168,299.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2003             DECEMBER 31, 2002
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     8,569,835    $83,257,368    7,099,303    $71,687,663
-------------------------------------------------------------------------------------------------------------------
  Series II                                                       61,433        598,209       84,599        847,018
===================================================================================================================
Reacquired:
  Series I                                                    (1,030,883)    (9,785,840)    (820,000)    (7,946,930)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                      (61,141)      (585,958)      (7,021)       (72,002)
===================================================================================================================
                                                               7,539,244    $73,483,779    6,356,881    $64,515,749
___________________________________________________________________________________________________________________
===================================================================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                                              -------------------------------------------------
                                                                                                SEPTEMBER 10,
                                                                                                     2001
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002              2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.53          $ 10.72            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)           (0.02)(a)         (0.00)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.10            (1.17)             0.74
===============================================================================================================
    Total from investment operations                               1.09            (1.19)             0.74
===============================================================================================================
Less distributions from net investment income                        --               --             (0.02)
===============================================================================================================
Net asset value, end of period                                 $  10.62          $  9.53            $10.72
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   11.44%          (11.10)%            7.37%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $156,134          $68,271            $9,500
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.13%(c)         1.30%             1.27%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.13%(c)         1.30%             5.16%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       (0.16)%(c)       (0.22)%           (0.08)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                           22%              36%               20%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $102,433,121.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                                                                SERIES II
                                                              ----------------------------------------------
                                                                                             SEPTEMBER 10,
                                                                                                  2001
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED        YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                 2003           2003              2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.51        $ 10.71            $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)         (0.04)(a)         (0.01)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.09          (1.16)             0.73
============================================================================================================
    Total from investment operations                              1.07          (1.20)             0.72
============================================================================================================
Less distributions from investment income                           --             --             (0.01)
============================================================================================================
Net asset value, end of period                                  $10.58        $  9.51            $10.71
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  11.25%        (11.20)%            7.22%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,354        $ 1,214            $  536
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.38%(c)       1.45%             1.44%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.38%(c)       1.55%             5.44%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.41)%(c)     (0.37)%           (0.25)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                          22%            36%               20%
____________________________________________________________________________________________________________
============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $1,261,214.
(d) Annualized.
(e) Not annualized for periods less than one year.

                       AIM V.I. MID CAP CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

                       AIM V.I. MID CAP CORE EQUITY FUND

FUND DATA                                             AIM V.I. MONEY MARKET FUND

================================================================================

As of June 30, 2003, the seven-day yields for AIM V.I. Money Market Fund Series I shares and Series II shares were 0.53% and 0.28%, respectively. Although a money market fund seeks to maintain the value of one's investment at $1.00 per share, it is possible to lose money by investing in the fund.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIMKT-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              PAR
                                               MATURITY      (000)        VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-23.56%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.79%

Atlantis One Funding Corp.
  (Rabobank-ABS Program Sponsor)
  (Acquired 05/20/03;
  Cost $1,993,278)
  1.21%(b)                                     08/28/03      $2,000    $  1,996,101
-----------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $3,487,646)
  0.97%(b)                                     10/22/03       3,500       3,489,344
===================================================================================
                                                                          5,485,445
===================================================================================

ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-4.37%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor) (Acquired
  05/12/03; Cost $4,991,319)
  1.25%(b)                                     07/01/03       5,000       5,000,000
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-3.07%

Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor) (Acquired 05/16/03; Cost
  $3,510,406)
  1.25%(b)                                     07/09/03       3,517       3,516,023
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-1.74%

Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor) (Acquired
  05/16/03; Cost $1,988,232)
  1.19%(b)                                     11/10/03       2,000       1,991,273
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-5.23%

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor) (Acquired
  02/21/03; Cost $2,981,056)
  1.27%(b)                                     08/19/03       3,000       2,994,814
-----------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $2,980,865)
  1.29%(b)                                     08/08/03       3,000       2,995,915
===================================================================================
                                                                          5,990,729
===================================================================================

DIVERSIFIED BANKS-4.36%

Bank of America Corp.
  1.23%                                        07/10/03       5,000       4,998,463
===================================================================================
    Total Commercial Paper (Cost $26,981,933)                            26,981,933
===================================================================================

                                                              PAR
                                               MATURITY      (000)        VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED NOTES-13.82%

CONSUMER RECEIVABLES-5.09%

Honda Auto Receivables 2003-2
  Owner Trust, Class A-1 Notes,
  1.23%                                        06/11/04      $1,755    $  1,755,193
-----------------------------------------------------------------------------------
Nissan Auto Receivables 2003-A Owner Trust,
  Class A-1 Notes,
  1.30%                                        03/15/04       1,071       1,070,964
-----------------------------------------------------------------------------------
Nissan Auto Receivables 2003-B Owner Trust,
  Class A-1 Notes,
  1.17%                                        06/15/04       3,000       3,000,000
===================================================================================
                                                                          5,826,157
===================================================================================

STRUCTURED INVESTMENT VEHICLES-8.73%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)
  (Acquired 10/03/02; Cost $5,000,000)
  1.16%(b)(c)                                  10/14/03       5,000       5,000,000
-----------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A,
  1.14%(d)                                     04/15/04       5,000       5,000,000
===================================================================================
                                                                         10,000,000
===================================================================================
    Total Asset-Backed Notes (Cost
      $15,826,157)                                                       15,826,157
===================================================================================

VARIABLE RATE DEMAND NOTES-10.60%

INSURED-2.21%(e)(f)(g)

Omaha (City of), Nebraska; Special Tax
  Redevelopment Series 2002 B RB,
  1.13%                                        02/01/13       1,530       1,530,000
-----------------------------------------------------------------------------------
Western Michigan University;
  Series 2002 B RB,
  1.06%                                        11/15/32       1,000       1,000,000
===================================================================================
                                                                          2,530,000
===================================================================================
LETTER OF CREDIT GUARANTEED-8.39%(f)(g)(h)

Albuquerque (City of), New Mexico (Ktech
  Corp. Project); Series 2002 IDR (LOC-Wells
  Fargo Bank N.A.),
  1.20%                                        11/01/22       1,750       1,750,000
-----------------------------------------------------------------------------------
Corp. Finance Managers, Floating Rate Notes
  (LOC-Wells Fargo Bank N.A.),
  1.20%                                        02/02/43       2,635       2,635,000
-----------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.),
  1.05%                                        08/31/16         665         665,000
-----------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank),
  1.09%                                        10/15/27       1,160       1,160,000
-----------------------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND


                                                              PAR
                                               MATURITY      (000)        VALUE
-----------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

La Mirada (City of), California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); Series 1996 IDR (LOC-Bank One
  N.A.),
  1.20%                                        12/01/26      $1,200    $  1,200,000
-----------------------------------------------------------------------------------
Moon (City of), Pennsylvania Industrial
  Development Authority (One Thorn Run
  Project); Series 1995 IDR (LOC-National
  City Bank),
  1.09%                                        11/01/15       1,000       1,000,000
-----------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte,
  North Carolina-Series 2002, Floating Rate
  Bonds (LOC-Wachovia Bank N.A.),
  1.02%                                        05/01/14       1,200       1,200,000
===================================================================================
                                                                          9,610,000
===================================================================================
    Total Variable Rate Demand Notes (Cost
      $12,140,000)                                                       12,140,000
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-9.65%

FEDERAL HOME LOAN BANK-5.25%

Unsec. Bonds,
  3.75%                                        02/13/04       1,000       1,014,514
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04       2,000       2,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04       1,000       1,000,000
-----------------------------------------------------------------------------------
  1.03%                                        07/23/04       2,000       2,000,000
===================================================================================
                                                                          6,014,514
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.40%

Unsec. Notes,
  3.13%                                        11/15/03       5,000       5,037,871
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $11,052,385)                                                 11,052,385
===================================================================================

MASTER NOTE AGREEMENTS-8.73%(I)

Merrill Lynch Mortgage Capital, Inc.
  1.54%(j)                                     08/18/03       5,000       5,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  1.45%(k)                                     09/15/03       5,000       5,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $10,000,000)                                                       10,000,000
===================================================================================

PROMISSORY NOTES-4.37%

Goldman Sachs Group, Inc. (The) (Acquired
  03/21/03; Cost $5,000,000)
  1.51%(b)(c)(l)                               09/17/03       5,000       5,000,000
===================================================================================

                                                              PAR
                                               MATURITY      (000)        VALUE
-----------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.62%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $3,000,000)
  1.40%(b)(d)(l)                               04/07/04      $3,000    $  3,000,000
===================================================================================

MEDIUM-TERM NOTES-0.88%

General Electric Capital Corp.-Series A
  6.75% (Cost $1,009,388)                      09/11/03       1,000       1,009,388
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $85,009,863)                                     85,009,863
===================================================================================

REPURCHASE AGREEMENTS-28.87%(m)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.20%(n)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.20%(o)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.20%(p)                                     07/01/03       1,068       1,067,931
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.20%(q)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.20%(r)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.20%(s)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.20%(t)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.25%(u)                                     07/01/03       4,000       4,000,000
-----------------------------------------------------------------------------------
West LB A.G.-New York Branch (Germany)
  1.25%(v)                                     07/01/03       4,000       4,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $33,067,931)                                                       33,067,931
===================================================================================
TOTAL INVESTMENTS-103.10% (Cost
  $118,077,794)(w)                                                      118,077,794
===================================================================================
OTHER ASSETS LESS LIABILITIES-(3.10%)                                    (3,549,898)
===================================================================================
NET ASSETS-100.00%                                                     $114,527,896
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

                           AIM V.I. MONEY MARKET FUND

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $34,983,470, which represented 30.55% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/03.
(d) Interest rates are redetermined monthly. Rates shown are rates in effect on 06/30/03.
(e) Principal and interest are secured by bond insurance provided by Ambac Assurance Corp.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(g) Interest rates are redetermined weekly. Rates shown are rates in effect on 06/30/03.
(h) Principal and interest payments are guaranteed by the letter of credit agreement.
(i) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on timing of the demand. Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/03.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/03.
(l) Illiquid security. The aggregate market value of these securities at 6/30/03 was $8,000,000 which represented 6.99% of the Funds net assets.
(m) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Joint repurchase agreement entered into 06/30/03 with a maturing value of $250,008,333. Collateralized by $239,501,000 U.S. Government obligations, 1.44% to 5.80% due 06/03/05 to 08/13/09 with an aggregate market value at 06/30/03 of $255,000,473.
(o) Joint repurchase agreement entered into 06/30/03 with a maturing value of $300,010,000. Collateralized by $292,636,000 U.S. Government obligations, 0% to 7.16% due 07/01/03 to 11/15/30 with an aggregate market value at 06/30/03 of $306,000,744.
(p) Joint repurchase agreement entered into 06/30/03 with a maturing value of $500,016,667. Collateralized by $510,850,000 U.S. Government obligations, 0% to 3.75% due 01/30/04 to 02/27/09 with an aggregate market value at 06/30/03 of $510,000,214.
(q) Joint repurchase agreement entered into 06/30/03 with a maturing value of $644,079,088. Collateralized by $620,335,000 U.S. Government obligations, 0% to 7.25% due 08/12/03 to 01/15/12 with an aggregate market value at 06/30/03 of $656,939,463.
(r) Joint repurchase agreement entered into 06/30/03 with a maturing value of $850,028,333. Collateralized by $858,005,000 U.S. Government obligations, 0% to 5.00% due 08/21/03 to 05/15/04 with an aggregate market value at 06/30/03 of $867,000,614.
(s) Joint repurchase agreement entered into 06/30/03 with a maturing value of $750,025,000. Collateralized by $1,048,078,000 U.S. Government obligations, 0% to 8.10% due 07/16/03 to 12/15/43 with an aggregate market value at 06/30/03 of $765,000,756.
(t) Joint repurchase agreement entered into 06/30/03 with a maturing value of $300,010,000. Collateralized by $276,980,000 U.S. Government obligations, 0% to 6.75% due 08/01/03 to 03/15/31 with an aggregate market value at 06/30/03 of $306,000,152.
(u) Joint repurchase agreement entered into 06/30/03 with a maturing value of $500,017,361. Collateralized by $546,773,523 U.S. Government obligations, 4.50% to 7.00% due 09/01/17 to 07/01/33 with an aggregate market value at 06/30/03 of $510,000,790.
(v) Joint repurchase agreement entered into 06/30/03 with a maturing value of $200,006,944. Collateralized by $196,280,143 U.S. Government obligations, 2.95% to 6.32% due 01/01/09 to 02/01/41 with an aggregate market value at 06/30/03 of $204,000,000.
(w) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at
  value (amortized cost)                         $ 85,009,863
-------------------------------------------------------------
Repurchase agreements                              33,067,931
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                      6,224
-------------------------------------------------------------
  Interest                                            122,724
-------------------------------------------------------------
Investment for deferred compensation plan              37,823
-------------------------------------------------------------
Other assets                                              754
=============================================================
    Total assets                                  118,245,319
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             2,000,000
-------------------------------------------------------------
  Fund shares reacquired                            1,594,369
-------------------------------------------------------------
  Deferred compensation plan                           37,823
-------------------------------------------------------------
Accrued administrative services fees                   49,089
-------------------------------------------------------------
Accrued distribution fees -- Series II                  3,211
-------------------------------------------------------------
Accrued transfer agent fees                               477
-------------------------------------------------------------
Accrued operating expenses                             32,454
=============================================================
    Total liabilities                               3,717,423
=============================================================
Net assets applicable to shares outstanding      $114,527,896
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $114,526,470
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities                                            1,426
=============================================================
                                                 $114,527,896
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $109,042,699
_____________________________________________________________
=============================================================
Series II                                        $  5,485,197
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                          109,041,299
_____________________________________________________________
=============================================================
Series II                                           5,485,171
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       1.00
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       1.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                           $801,871
===========================================================

EXPENSES:

Advisory fees                                       236,744
-----------------------------------------------------------
Administrative services fees                        125,782
-----------------------------------------------------------
Custodian fees                                        3,393
-----------------------------------------------------------
Distribution fees -- Series II                        6,603
-----------------------------------------------------------
Transfer agent fees                                      82
-----------------------------------------------------------
Trustees' fees                                        4,828
-----------------------------------------------------------
Other                                                22,479
===========================================================
    Total expenses                                  399,911
===========================================================
Net investment income                               401,960
===========================================================
Net increase in net assets resulting from
  operations                                       $401,960
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    401,960    $  1,493,720
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          --           1,121
==========================================================================================
    Net increase in net assets resulting from operations           401,960       1,494,841
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (390,330)     (1,462,967)
------------------------------------------------------------------------------------------
  Series II                                                        (11,630)        (30,753)
==========================================================================================
    Decrease in net assets resulting from distributions           (401,960)     (1,493,720)
==========================================================================================
Share transactions-net:
  Series I                                                     (10,493,599)     (8,742,052)
------------------------------------------------------------------------------------------
  Series II                                                     (2,345,565)      6,833,408
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (12,839,164)     (1,908,644)
==========================================================================================
    Net increase (decrease) in net assets                      (12,839,164)     (1,907,523)
==========================================================================================

NET ASSETS:

  Beginning of period                                          127,367,060     129,274,583
==========================================================================================
  End of period                                               $114,527,896    $127,367,060
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $125,782 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $2,259 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $6,603.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,421 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                           AIM V.I. MONEY MARKET FUND

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the committed line of credit facility.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                 DECEMBER 31, 2002
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     76,083,269    $ 76,083,269     110,861,797    $ 110,861,797
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                    71,677,091      71,677,091     214,772,526      214,772,526
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        390,330         390,330       1,462,967        1,462,967
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                        11,630          11,630          30,753           30,753
==========================================================================================================================
Reacquired:
  Series I                                                    (86,967,198)    (86,967,198)   (121,066,816)    (121,066,816)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (74,034,286)    (74,034,286)   (207,969,871)    (207,969,871)
==========================================================================================================================
                                                              (12,839,164)   $(12,839,164)     (1,908,644)   $  (1,908,644)
__________________________________________________________________________________________________________________________
==========================================================================================================================

                           AIM V.I. MONEY MARKET FUND

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2003            2002        2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   1.00        $   1.00    $   1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.00            0.01        0.04       0.06       0.05       0.05
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                  (0.00)          (0.01)      (0.04)     (0.06)     (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                              $   1.00        $   1.00    $   1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.34%           1.19%       3.61%      5.83%      4.66%      5.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $109,043        $119,536    $128,277    $73,864    $95,152    $64,090
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                         0.66%(b)        0.67%       0.64%      0.71%      0.60%      0.58%
=================================================================================================================================
Ratio of net investment income to average net assets            0.69%(b)        1.18%       3.36%      5.66%      4.59%      4.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $114,026,935.


                                                                                  SERIES II
                                                              --------------------------------------------------
                                                                                               DECEMBER 16, 2001
                                                              SIX MONTHS                          (DATE SALES
                                                                ENDED           YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2003              2002              2001
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 1.00            $ 1.00             $1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.00              0.01              0.00
================================================================================================================
Less distributions from net investment income                    (0.00)            (0.01)            (0.00)
================================================================================================================
Net asset value, end of period                                  $ 1.00            $ 1.00             $1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                                   0.22%             0.93%             0.05%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,485            $7,831             $ 997
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           0.91%(b)          0.92%             0.89%(c)
================================================================================================================
Ratio of net investment income to average net assets              0.44%(b)          0.93%             3.11%(c)
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $5,326,146.
(c)  Annualized.

                           AIM V.I. MONEY MARKET FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 The Bank of New York
Lewis F. Pennock        Vice President                  90 Washington Street, 11th Floor
                                                        New York, NY 10286
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046


                           AIM V.I. MONEY MARKET FUND

FUND DATA                                           AIM V.I. NEW TECHNOLOGY FUND

================================================================================

HOLDINGS BY MARKET CAPITALIZATION*
Based on total equity holdings

                                  [PIE CHART]

MID-CAP STOCKS                         24%
SMALL-CAP STOCKS                       36%
LARGE-CAP STOCKS                       40%

TOTAL NUMBER OF HOLDINGS*             102
TOTAL NET ASSETS            $16.6 million

Source: Lipper, Inc.

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (10/18/93)       1.32%
   5 Years                -13.91
   1 Year                   0.35

SERIES II SHARES**
 Inception                  1.09%
   5 Years                -14.08
   1 Year                   0.35

**Series II shares were first offered on 4/2/02. Returns prior to that date are hypothetical results based on the performance of Series I shares (inception date 10/18/93) adjusted to reflect Series II 12b-1 fees. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                                 24.24%

SERIES II SHARES                                24.24

S&P 500 INDEX                                   11.75
(Broad Market Index)

PSE TECHNOLOGY 100 INDEX                        22.69
(Style-Specific Index)

LIPPER SCIENCE AND TECHNOLOGY FUND INDEX        22.48
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=======================================================================================================
TOP 10 EQUITY HOLDINGS*                                   TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------
 1. Dell Computer Corp.                     3.3%         1. Semiconductors                        15.5%

 2. Gilead Sciences, Inc.                   3.2          2. Communications Equipment              11.1

 3. Nextel Communications, Inc.--Class A    2.7          3. Semiconductor Equipment                7.8

 4. Microsoft Corp.                         2.6          4. Systems Software                       6.7

 5. eBay Inc.                               2.6          5. Application Software                   6.7

 6. UTStarcom, Inc.                         2.5          6. Computer Storage & Peripherals         5.7

 7. Analog Devices, Inc.                    1.8          7. Biotechnology                          5.6

 8. Amazon.com, Inc.                        1.8          8. Computer Hardware                      4.8

 9. QUALCOMM Inc.                           1.8          9. Wireless Telecommunication Services    4.6

10. Cisco Systems, Inc.                     1.8         10. Internet Retail                        4.4


*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=======================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o As of 6/30/03, the fund's management team was composed of: Abel Garcia and Warren Tennant. Effective 7/1/03, after the close of the reporting period, William R. Keithler became the fund's manager.

o   AIM V.I. New Technology Fund seeks to provide long-term growth of capital.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o   The unmanaged Pacific Stock Exchange Technology 100 Index (PSE Technology
    100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VINTE-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.81%

AEROSPACE & DEFENSE-1.05%

Engineered Support Systems, Inc.                   2,300   $    96,255
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               1,800        78,282
======================================================================
                                                               174,537
======================================================================

APPLICATION SOFTWARE-6.65%

Amdocs Ltd. (United Kingdom)(a)                    9,400       225,600
----------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           3,100        83,700
----------------------------------------------------------------------
Documentum, Inc.(a)                                8,600       169,162
----------------------------------------------------------------------
FileNet Corp.(a)                                   2,600        46,904
----------------------------------------------------------------------
Intuit Inc.(a)                                     1,500        66,795
----------------------------------------------------------------------
Macromedia, Inc.(a)                                6,000       126,240
----------------------------------------------------------------------
Mercury Interactive Corp.(a)                       5,900       227,799
----------------------------------------------------------------------
Verint Systems Inc.(a)                             6,300       160,083
======================================================================
                                                             1,106,283
======================================================================

AUTO PARTS & EQUIPMENT-1.01%

Gentex Corp.(a)                                    5,500       168,355
======================================================================

BIOTECHNOLOGY-5.59%

Charles River Laboratories International,
  Inc.(a)                                          1,800        57,924
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           9,500       528,010
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      1,400        47,600
----------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        3,000       101,040
----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                      9,400        70,124
----------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                   17,300        84,770
----------------------------------------------------------------------
Trimeris, Inc.(a)                                    900        41,112
======================================================================
                                                               930,580
======================================================================

BROADCASTING & CABLE TV-0.94%

TiVo Inc.(a)                                      12,900       157,122
======================================================================

COMMUNICATIONS EQUIPMENT-11.05%

Advanced Fibre Communications, Inc.(a)             8,300       135,041
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            17,500       292,075
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            3,800        55,746
----------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                   10,600       239,030
----------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           12,200       200,446
----------------------------------------------------------------------
QUALCOMM Inc.                                      8,400       300,300
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

SafeNet, Inc.(a)                                   7,200   $   201,456
----------------------------------------------------------------------
UTStarcom, Inc.(a)                                11,700       416,169
======================================================================
                                                             1,840,263
======================================================================

COMPUTER HARDWARE-4.78%

Dell Computer Corp.(a)                            17,400       556,104
----------------------------------------------------------------------
Hewlett-Packard Co.                                7,100       151,230
----------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                          8,300        88,810
======================================================================
                                                               796,144
======================================================================

COMPUTER STORAGE & PERIPHERALS-5.71%

EMC Corp.(a)                                      13,400       140,298
----------------------------------------------------------------------
Hutchinson Technology Inc.(a)                      3,400       111,826
----------------------------------------------------------------------
Imation Corp.                                      3,200       121,024
----------------------------------------------------------------------
Overland Storage, Inc.(a)                          2,100        42,714
----------------------------------------------------------------------
SanDisk Corp.(a)                                   6,200       250,170
----------------------------------------------------------------------
Storage Technology Corp.(a)                        3,300        84,942
----------------------------------------------------------------------
Synaptics Inc.(a)                                  8,900       119,794
----------------------------------------------------------------------
Western Digital Corp.(a)                           7,700        79,310
======================================================================
                                                               950,078
======================================================================

CONSUMER ELECTRONICS-1.36%

Garmin Ltd. (Cayman Islands)(a)                    1,700        67,779
----------------------------------------------------------------------
Harman International Industries, Inc.              2,000       158,280
======================================================================
                                                               226,059
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.32%

Affiliated Computer Services, Inc.-Class A(a)      6,000       274,380
----------------------------------------------------------------------
eSpeed, Inc.-Class A(a)                            4,800        94,848
----------------------------------------------------------------------
Global Payments Inc.                               1,600        56,800
----------------------------------------------------------------------
Paychex, Inc.                                      4,300       126,033
======================================================================
                                                               552,061
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.47%

Daktronics, Inc.(a)                                5,400        88,290
----------------------------------------------------------------------
Itron, Inc.(a)                                     2,600        56,056
----------------------------------------------------------------------
OSI Systems, Inc.(a)                               6,200        99,572
======================================================================
                                                               243,918
======================================================================

                          AIM V.I. NEW TECHNOLOGY FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES-1.13%

Trimble Navigation Ltd.(a)                         8,200   $   188,026
======================================================================

HEALTH CARE EQUIPMENT-2.59%

ALARIS Medical Systems, Inc.(a)                    4,000        51,800
----------------------------------------------------------------------
Boston Scientific Corp.(a)                         4,600       281,060
----------------------------------------------------------------------
Cardiac Science, Inc.(a)                          36,900        98,892
======================================================================
                                                               431,752
======================================================================

HEALTH CARE SERVICES-1.70%

Accredo Health, Inc.(a)                            1,400        30,520
----------------------------------------------------------------------
Dendrite International, Inc.(a)                    3,400        43,792
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            2,900        87,435
----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          1,900       121,220
======================================================================
                                                               282,967
======================================================================

HEALTH CARE SUPPLIES-1.20%

Fisher Scientific International Inc.(a)            4,300       150,070
----------------------------------------------------------------------
ICU Medical, Inc.(a)                               1,600        49,840
======================================================================
                                                               199,910
======================================================================

HOME ENTERTAINMENT SOFTWARE-0.56%

Take-Two Interactive Software, Inc.(a)             1,600        45,344
----------------------------------------------------------------------
THQ Inc.(a)                                        2,700        48,600
======================================================================
                                                                93,944
======================================================================

INTERNET RETAIL-4.39%

Amazon.com, Inc.(a)                                8,300       302,867
----------------------------------------------------------------------
eBay Inc.(a)                                       4,100       427,138
======================================================================
                                                               730,005
======================================================================

INTERNET SOFTWARE & SERVICES-4.03%

Open Text Corp. (Canada)(a)                        1,400        39,550
----------------------------------------------------------------------
United Online, Inc.(a)                             7,800       197,652
----------------------------------------------------------------------
Websense, Inc.(a)                                 14,700       230,202
----------------------------------------------------------------------
Yahoo! Inc.(a)                                     6,200       203,112
======================================================================
                                                               670,516
======================================================================

IT CONSULTING & OTHER SERVICES-1.58%

Anteon International Corp.(a)                      5,500       153,505
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            4,500       109,620
======================================================================
                                                               263,125
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PHARMACEUTICALS-2.16%

American Pharmaceutical Partners, Inc.(a)          2,900   $    98,310
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       3,100       169,725
----------------------------------------------------------------------
Mylan Laboratories Inc.                            2,650        92,141
======================================================================
                                                               360,176
======================================================================

SEMICONDUCTOR EQUIPMENT-7.77%

Applied Materials, Inc.(a)                         8,300       131,638
----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     25,000       153,000
----------------------------------------------------------------------
Entegris Inc.(a)                                  11,200       150,528
----------------------------------------------------------------------
FormFactor Inc.(a)                                 4,800        84,960
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                2,900       134,821
----------------------------------------------------------------------
Lam Research Corp.(a)                              7,100       129,291
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          5,100       186,767
----------------------------------------------------------------------
Teradyne, Inc.(a)                                  9,700       167,907
----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          5,200       154,752
======================================================================
                                                             1,293,664
======================================================================

SEMICONDUCTORS-15.52%

Analog Devices, Inc.(a)                            8,700       302,934
----------------------------------------------------------------------
Cree, Inc.(a)                                      5,600        91,168
----------------------------------------------------------------------
Genesis Microchip Inc.(a)                          2,100        28,434
----------------------------------------------------------------------
GlobespanVirata, Inc.(a)                          18,900       155,925
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                8,600       270,298
----------------------------------------------------------------------
Intel Corp.                                       13,800       286,819
----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         7,300       250,901
----------------------------------------------------------------------
Maxim Integrated Products, Inc.                    1,800        61,542
----------------------------------------------------------------------
Microchip Technology Inc.                          9,400       231,522
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   2,500        78,000
----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                       9,300       247,752
----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Switzerland)                                    3,700        76,923
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               20,240       204,019
----------------------------------------------------------------------
Texas Instruments Inc.                            10,600       186,560
----------------------------------------------------------------------
Xilinx, Inc.(a)                                    4,400       111,364
======================================================================
                                                             2,584,161
======================================================================

SYSTEMS SOFTWARE-6.68%

Borland Software Corp.(a)                          8,500        83,045
----------------------------------------------------------------------
Microsoft Corp.                                   16,800       430,248
----------------------------------------------------------------------
Oracle Corp.(a)                                   13,800       165,876
----------------------------------------------------------------------

                          AIM V.I. NEW TECHNOLOGY FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                  6,600   $   289,476
----------------------------------------------------------------------
VERITAS Software Corp.(a)                          5,000       143,350
======================================================================
                                                             1,111,995
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.57%

AT&T Wireless Services Inc.(a)                    30,300       248,763
----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)            25,200       455,616
----------------------------------------------------------------------
United States Cellular Corp.(a)                    2,200        55,990
======================================================================
                                                               760,369
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $12,839,045)                          16,116,010
======================================================================

MONEY MARKET FUNDS-3.47%

STIC Liquid Assets Portfolio(b)                  288,836       288,836
----------------------------------------------------------------------
STIC Prime Portfolio(b)                          288,836       288,836
======================================================================
    Total Money Market Funds (Cost $577,672)                   577,672
======================================================================
TOTAL INVESTMENTS-100.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $13,416,717)                16,693,682
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-24.10%

STIC Liquid Assets Portfolio(b)(c)             2,005,674   $ 2,005,674
----------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     2,005,674     2,005,674
======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,011,348)                                      4,011,348
======================================================================
TOTAL INVESTMENTS-124.38% (Cost $17,428,065)                20,705,030
======================================================================
OTHER ASSETS LESS LIABILITIES-(24.38%)                      (4,058,380)
======================================================================
NET ASSETS-100.00%                                         $16,646,650
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $17,428,065)*                                  $ 20,705,030
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                        138
-------------------------------------------------------------
  Dividends                                             1,211
-------------------------------------------------------------
Investment for deferred compensation plan              15,839
=============================================================
     Total assets                                  20,722,218
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               26,612
-------------------------------------------------------------
  Deferred compensation plan                           15,839
-------------------------------------------------------------
  Collateral upon return of securities loaned       4,011,348
-------------------------------------------------------------
Accrued administrative services fees                    8,904
-------------------------------------------------------------
Accrued distribution fees -- Series II                     12
-------------------------------------------------------------
Accrued transfer agent fees                               492
-------------------------------------------------------------
Accrued operating expenses                             12,361
=============================================================
     Total liabilities                              4,075,568
=============================================================
Net assets applicable to shares outstanding      $ 16,646,650
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 67,569,383
-------------------------------------------------------------
Undistributed net investment income (loss)            (85,534)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (54,114,164)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                        3,276,965
=============================================================
                                                 $ 16,646,650
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 16,600,172
_____________________________________________________________
=============================================================
Series II                                        $     46,478
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                            5,778,909
_____________________________________________________________
=============================================================
Series II                                              16,204
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       2.87
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       2.87
_____________________________________________________________
=============================================================


* At June 30, 2003, securities with an aggregate market value of $3,933,446 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $775)                                           $    9,730
------------------------------------------------------------
Dividends from affiliated money market funds           3,953
------------------------------------------------------------
Security lending income                               13,806
============================================================
    Total investment income                           27,489
============================================================

EXPENSES:

Advisory fees                                         73,608
------------------------------------------------------------
Administrative services fees                          41,871
------------------------------------------------------------
Custodian fees                                        10,896
------------------------------------------------------------
Distribution fees -- Series II                            31
------------------------------------------------------------
Transfer agent fees                                    2,979
------------------------------------------------------------
Trustees' fees                                         4,571
------------------------------------------------------------
Professional fees                                      8,327
------------------------------------------------------------
Other                                                  6,023
============================================================
    Total expenses                                   148,306
============================================================
Less: Fees waived and expenses paid indirectly       (52,657)
============================================================
    Net expenses                                      95,649
============================================================
Net investment income (loss)                         (68,160)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (319,240)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            3,672,758
============================================================
Net gain from investment securities                3,353,518
============================================================
Net increase in net assets resulting from
  operations                                      $3,285,358
____________________________________________________________
============================================================

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (68,160)   $   (261,922)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             (319,240)     (9,314,279)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       3,672,758      (4,612,766)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 3,285,358     (14,188,967)
=========================================================================================
Share transactions-net:
  Series I                                                     (1,313,159)     (5,805,609)
-----------------------------------------------------------------------------------------
  Series II                                                        26,706          28,202
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,286,453)     (5,777,407)
=========================================================================================
    Net increase (decrease) in net assets                       1,998,905     (19,966,374)
=========================================================================================

NET ASSETS:

  Beginning of period                                          14,647,745      34,614,119
=========================================================================================
  End of period                                               $16,646,650    $ 14,647,745
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset

                          AIM V.I. NEW TECHNOLOGY FUND
     value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $52,642.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $41,871 for such services of which AIM retained $24,795 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $3,404 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit total expenses of Series II shares to 1.45%.

                          AIM V.I. NEW TECHNOLOGY FUND

Pursuant to the Plan for the six months ended June 30, 2003, the Series II shares paid $19 after AIM Distributors waived Plan fees of $12.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,367 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1 and reductions in custodian fees of $2 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $3,933,446 were on loan to brokers. The loans were secured by cash collateral of $4,011,348 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $13,806 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $43,238,949
-----------------------------------------------------------
December 31, 2010                                9,246,519
===========================================================
Total capital loss carryforward                $52,485,468
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $7,078,505 and $8,250,619, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $3,522,162
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (334,544)
============================================================
Net unrealized appreciation of investment
  securities                                      $3,187,618
____________________________________________________________
============================================================
Cost of investments for tax purposes is $17,517,412.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2003              DECEMBER 31, 2002
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       519,965    $ 1,304,640       966,802    $ 2,977,433
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      11,821         29,945        27,100         76,719
====================================================================================================================
Reacquired:
  Series I                                                    (1,065,919)    (2,617,799)   (2,859,709)    (8,783,042)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,368)        (3,239)      (21,349)       (48,517)
====================================================================================================================
                                                                (535,501)   $(1,286,453)   (1,887,156)   $(5,777,407)
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on April 2, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED DECEMBER 31,
                                                          JUNE 30,        -------------------------------------------------------
                                                            2003           2002          2001       2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  2.31         $  4.21       $ 18.53    $ 32.96    $  20.66    $ 18.40
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.01)(a)       (0.04)(a)     (0.05)      0.20       (0.14)     (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.57           (1.86)        (8.79)    (11.05)      18.46       3.99
=================================================================================================================================
    Total from investment operations                         0.56           (1.90)        (8.84)    (10.85)      18.32       3.98
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --              --         (0.21)        --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --         (5.27)     (3.58)      (6.02)     (1.72)
=================================================================================================================================
    Total distributions                                        --              --         (5.48)     (3.58)      (6.02)     (1.72)
=================================================================================================================================
Net asset value, end of period                            $  2.87         $  2.31       $  4.21    $ 18.53    $  32.96    $ 20.66
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             24.24%         (45.13)%      (47.47)%   (36.29)%    106.52%     22.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $16,600         $14,634       $34,614    $69,310    $108,428    $69,459
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.30%(c)        1.30%         1.36%      1.31%       1.27%      1.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.01%(c)        1.71%         1.49%      1.31%       1.27%      1.18%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.93)(c)       (1.22)%       (1.14)%     0.74%      (0.62)%    (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     50%            144%          289%       131%        124%        73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $14,818,970.
(d)  Not annualized for periods less than one year.

                          AIM V.I. NEW TECHNOLOGY FUND

                                                                        SERIES II
                                                              ------------------------------
                                                                               APRIL 2, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  2.31            $  3.69
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)          (0.03)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.57              (1.35)
============================================================================================
    Total from investment operations                              0.56              (1.38)
============================================================================================
Net asset value, end of period                                 $  2.87            $  2.31
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  24.24%            (37.40)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    46            $    13
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.45%(c)           1.45%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             2.26%(c)           1.96%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (1.08)(c)          (1.37)(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          50%               144%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $24,665.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                          AIM V.I. NEW TECHNOLOGY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046





                          AIM V.I. NEW TECHNOLOGY FUND

FUND DATA                                           AIM V.I. PREMIER EQUITY FUND

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                  [PIE CHART]

CASH & OTHER                          9.8%
HEALTH CARE                          12.4%
CONSUMER DISCRETIONARY               16.0%
INFORMATION TECHNOLOGY               17.3%
INDUSTRIALS                           8.3%
ENERGY                                7.6%
CONSUMER STAPLES                      6.7%
TELECOMMUNICATION SERVICES            3.7%
FINANCIALS                           18.2%

TOTAL NUMBER OF HOLDINGS*              89
TOTAL NET ASSETS            $1.62 billion

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

SERIES I SHARES
 Inception (5/5/93)       8.50%
  10 Years                7.91
   5 Years               -3.55
   1 Year                -2.27

SERIES II SHARES**
  10 Years                7.64%
   5 Years               -3.79
   1 Year                -2.55

**Series II shares were first offered on 9/19/01. Returns prior to that date are hypothetical results based on the performance of Series I shares from 6/30/93, adjusted to reflect Series II 12b-1 fees. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03

SERIES I SHARES                      10.42%

SERIES II SHARES                     10.27

S&P 500 INDEX                        11.75
(Broad Market Index)

LIPPER LARGE-CAP CORE FUND INDEX     10.15
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

=========================================================================================================
TOP 10 EQUITY HOLDINGS*                                   TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------------
 1. Pfizer Inc.                           3.9%           1. Pharmaceuticals                          8.1%

 2. Citigroup Inc.                        3.8            2. Integrated Oil & Gas                     5.3

 3. Microsoft Corp.                       3.5            3. Computer Hardware                        4.7

 4. General Electric Co.                  2.9            4. Industrial Conglomerates                 4.0

 5. Exxon Mobil Corp.                     2.7            5. Other Diversified Financial Services     3.8

 6. Bank of America Corp.                 2.4            6. Systems Software                         3.7

 7. Fannie Mae                            2.3            7. Broadcasting & Cable TV                  3.4

 8. American International Group, Inc.    2.2            8. Thrifts & Mortgage Finance               3.1

 9. Dell Computer Corp.                   2.1            9. Semiconductors                           2.9

10. Procter & Gamble Co. (The)            2.1           10. Diversified Banks                        2.8


*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=========================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o The fund's management team is composed of: Abel Garcia, Robert A. Shelton, Kellie K. Veazey, Meggan M. Walsh and Michael Yellen.

o AIM V.I. Premier Equity Fund seeks long-term growth of capital. Income is a secondary objective.

o AIM Variable Insurance Funds are offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual annuity values. They do not reflect sales charges, expenses and fees at the separate-account level. These sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return. Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the 30 largest large-cap core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o   The unmanaged Standard & Poor's 500 Composite Index of 500 stocks (the S&P
    500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


                                                                     VIPEQ-SAR-1

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.00%

ADVERTISING-1.39%

Omnicom Group Inc.                                 313,100      $   22,449,270
==============================================================================

AEROSPACE & DEFENSE-0.77%

Lockheed Martin Corp.                              260,800          12,406,256
==============================================================================

AIRLINES-0.84%

Southwest Airlines Co.                             793,500          13,648,200
==============================================================================

APPAREL RETAIL-0.65%

Gap, Inc. (The)                                    563,600          10,573,136
==============================================================================

APPLICATION SOFTWARE-0.96%

BEA Systems, Inc.(a)                               682,400           7,410,864
------------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                             276,400           8,076,408
==============================================================================
                                                                    15,487,272
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.56%

Bank of New York Co., Inc. (The)                   874,200          25,133,250
==============================================================================

BIOTECHNOLOGY-0.83%

Amgen Inc.(a)                                      203,000          13,487,320
==============================================================================

BREWERS-0.76%

Anheuser-Busch Cos., Inc.                          239,600          12,231,580
==============================================================================

BROADCASTING & CABLE TV-3.40%

Comcast Corp.-Class A(a)                           138,699           4,185,936
------------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                   884,500          25,500,135
------------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)                793,700          25,319,030
==============================================================================
                                                                    55,005,101
==============================================================================

BUILDING PRODUCTS-0.15%

American Standard Cos. Inc.(a)                      32,000           2,365,760
==============================================================================

COMMUNICATIONS EQUIPMENT-1.18%

Cisco Systems, Inc.(a)                           1,143,200          19,080,008
==============================================================================

COMPUTER & ELECTRONICS RETAIL-1.44%

Best Buy Co., Inc.(a)                              528,500          23,211,720
==============================================================================

COMPUTER HARDWARE-4.71%

Dell Computer Corp.(a)                           1,052,500          33,637,900
------------------------------------------------------------------------------
Hewlett-Packard Co.                              1,052,200          22,411,860
------------------------------------------------------------------------------
International Business Machines Corp.              242,900          20,039,250
==============================================================================
                                                                    76,089,010
==============================================================================

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

CONSUMER FINANCE-0.57%

American Express Co.                               220,400      $    9,214,924
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.37%

Affiliated Computer Services, Inc.-Class A(a)      280,200          12,813,546
------------------------------------------------------------------------------
First Data Corp.                                   498,700          20,666,128
------------------------------------------------------------------------------
Paychex, Inc.                                      164,000           4,806,840
==============================================================================
                                                                    38,286,514
==============================================================================

DEPARTMENT STORES-0.97%

Federated Department Stores, Inc.                  424,800          15,653,880
==============================================================================

DIVERSIFIED BANKS-2.82%

Bank of America Corp.                              484,000          38,250,520
------------------------------------------------------------------------------
Wells Fargo & Co.                                  144,000           7,257,600
==============================================================================
                                                                    45,508,120
==============================================================================

DIVERSIFIED CAPITAL MARKETS-0.60%

J.P. Morgan Chase & Co.                            285,700           9,765,226
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.52%

Cendant Corp.(a)                                   458,000           8,390,560
==============================================================================

DRUG RETAIL-0.86%

Walgreen Co.                                       459,600          13,833,960
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.10%

Celestica Inc. (Canada)(a)                         102,600           1,616,976
==============================================================================

ENVIRONMENTAL SERVICES-0.74%

Waste Management, Inc.                             496,700          11,965,503
==============================================================================

FOOTWEAR-1.67%

NIKE, Inc.-Class B                                 504,200          26,969,658
==============================================================================

GENERAL MERCHANDISE STORES-1.97%

Target Corp.                                       842,300          31,872,632
==============================================================================

HEALTH CARE EQUIPMENT-0.50%

St. Jude Medical, Inc.(a)                          140,700           8,090,250
==============================================================================

HEALTH CARE FACILITIES-1.01%

HCA Inc.                                           509,500          16,324,380
==============================================================================

HOME IMPROVEMENT RETAIL-0.86%

Home Depot, Inc. (The)                             420,200          13,917,024
==============================================================================

HOTELS, RESORTS & CRUISE LINES-0.43%

Starwood Hotels & Resorts Worldwide, Inc.          242,500           6,933,075
==============================================================================

                          AIM V.I. PREMIER EQUITY FUND

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.73%

Clorox Co. (The)                                   148,600      $    6,337,790
------------------------------------------------------------------------------
Kimberly-Clark Corp.                                86,800           4,525,752
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         373,700          33,326,566
==============================================================================
                                                                    44,190,108
==============================================================================

HYPERMARKETS & SUPER CENTERS-1.79%

Costco Wholesale Corp.(a)                          301,400          11,031,240
------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                       3,083,900           9,085,820
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              162,700           8,732,109
==============================================================================
                                                                    28,849,169
==============================================================================

INDUSTRIAL CONGLOMERATES-3.84%

3M Co.                                              67,900           8,757,742
------------------------------------------------------------------------------
General Electric Co.                             1,627,900          46,688,172
------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  347,000           6,586,060
==============================================================================
                                                                    62,031,974
==============================================================================

INDUSTRIAL MACHINERY-1.30%

Danaher Corp.                                      309,100          21,034,255
==============================================================================

INTEGRATED OIL & GAS-5.34%

BP PLC-ADR (United Kingdom)                        399,700          16,795,394
------------------------------------------------------------------------------
ChevronTexaco Corp.                                348,900          25,190,580
------------------------------------------------------------------------------
Exxon Mobil Corp.                                1,232,900          44,273,439
==============================================================================
                                                                    86,259,413
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.90%

SBC Communications Inc.                            490,400          12,529,720
------------------------------------------------------------------------------
Verizon Communications Inc.                        461,600          18,210,120
==============================================================================
                                                                    30,739,840
==============================================================================

INVESTMENT BANKING & BROKERAGE-2.01%

Merrill Lynch & Co., Inc.                          256,400          11,968,752
------------------------------------------------------------------------------
Morgan Stanley                                     480,500          20,541,375
==============================================================================
                                                                    32,510,127
==============================================================================

IT CONSULTING & OTHER SERVICES-0.43%

Accenture Ltd.-Class A (Bermuda)(a)                384,400           6,953,796
==============================================================================

MANAGED HEALTH CARE-1.95%

Anthem, Inc.(a)                                    163,400          12,606,310
------------------------------------------------------------------------------
UnitedHealth Group Inc.                            374,600          18,823,650
==============================================================================
                                                                    31,429,960
==============================================================================

MOVIES & ENTERTAINMENT-1.10%

Viacom Inc.-Class B(a)                             408,200          17,822,012
==============================================================================

MULTI-LINE INSURANCE-2.16%

American International Group, Inc.                 632,200          34,884,796
==============================================================================

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

OIL & GAS DRILLING-0.74%

GlobalSantaFe Corp. (Cayman Islands)               184,000      $    4,294,560
------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                346,300           7,608,211
==============================================================================
                                                                    11,902,771
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.56%

Baker Hughes Inc.                                  496,700          16,674,219
------------------------------------------------------------------------------
BJ Services Co.(a)                                 227,200           8,488,192
==============================================================================
                                                                    25,162,411
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.76%

Citigroup Inc.                                   1,417,500          60,669,000
==============================================================================

PHARMACEUTICALS-8.06%

Allergan, Inc.                                     171,000          13,184,100
------------------------------------------------------------------------------
Johnson & Johnson                                  441,700          22,835,890
------------------------------------------------------------------------------
Lilly (Eli) & Co.                                   64,600           4,455,462
------------------------------------------------------------------------------
Merck & Co. Inc.                                   186,600          11,298,630
------------------------------------------------------------------------------
Pfizer Inc.                                      1,855,900          63,378,985
------------------------------------------------------------------------------
Wyeth                                              330,800          15,067,940
==============================================================================
                                                                   130,221,007
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.56%

Allstate Corp. (The)                               236,500           8,431,225
------------------------------------------------------------------------------
Chubb Corp. (The)                                  119,100           7,146,000
------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A          201,370           3,201,783
------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B          408,747           6,445,940
==============================================================================
                                                                    25,224,948
==============================================================================

RESTAURANTS-1.62%

McDonald's Corp.                                   100,000           2,206,000
------------------------------------------------------------------------------
Yum! Brands, Inc.(a)                               808,900          23,911,084
==============================================================================
                                                                    26,117,084
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.90%

Applied Materials, Inc.(a)                         916,900          14,542,034
==============================================================================

SEMICONDUCTORS-2.95%

Analog Devices, Inc.(a)                            756,600          26,344,812
------------------------------------------------------------------------------
Intel Corp.                                        677,000          14,070,768
------------------------------------------------------------------------------
Micron Technology, Inc.(a)                         617,700           7,183,851
==============================================================================
                                                                    47,599,431
==============================================================================

SOFT DRINKS-0.56%

PepsiCo, Inc.                                      202,300           9,002,350
==============================================================================

SPECIALTY STORES-0.51%

Staples, Inc.(a)                                   452,200           8,297,870
==============================================================================

SYSTEMS SOFTWARE-3.69%

Microsoft Corp.                                  2,224,300          56,964,323
------------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

VERITAS Software Corp.(a)                           89,900      $    2,577,433
==============================================================================
                                                                    59,541,756
==============================================================================

THRIFTS & MORTGAGE FINANCE-3.13%

Fannie Mae                                         559,400          37,725,936
------------------------------------------------------------------------------
Freddie Mac                                        253,700          12,880,349
==============================================================================
                                                                    50,606,285
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.78%

Nextel Communications, Inc.-Class A(a)           1,185,900          21,441,072
------------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                      1,265,500           7,276,625
==============================================================================
                                                                    28,717,697
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,418,985,072)                            1,453,820,659
==============================================================================

                                                PRINCIPAL           MARKET
                                                 AMOUNT             VALUE
------------------------------------------------------------------------------
CONVERTIBLE NOTES-0.17%

INDUSTRIAL CONGLOMERATES-0.17%

Tyco International Group S.A.
  (Luxembourg)-Series B, Sr. Gtd. Conv.
  Putable Notes, 3.13%, 01/15/15 (Acquired
  01/07/03; Cost $2,465,000)(b)                $ 2,465,000      $    2,711,500
==============================================================================
U.S. TREASURY BILLS-0.31%

0.81%, 09/18/03 (Cost $4,991,167)(c)             5,000,000(d)        4,991,167
==============================================================================

                                                 SHARES
MONEY MARKET FUNDS-9.87%

STIC Liquid Assets Portfolio(e)                 79,718,762          79,718,762
------------------------------------------------------------------------------
STIC Prime Portfolio(e)                         79,718,762          79,718,762
==============================================================================
    Total Money Market Funds (Cost $159,437,524)                   159,437,524
==============================================================================
TOTAL INVESTMENTS-100.35% (Cost $1,585,878,763)                  1,620,960,850
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.35%)                               (5,683,261)
==============================================================================
NET ASSETS-100.00%                                              $1,615,277,589
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Gtd.   - Guaranteed
Sr.    - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 06/30/03 represented 0.17% of the Fund's net assets. This security is considered to be illiquid.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section H and Note 8.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,585,878,763)                              $1,620,960,850
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,544,734
-------------------------------------------------------------
  Fund shares sold                                    838,631
-------------------------------------------------------------
  Dividends and interest                              977,400
-------------------------------------------------------------
Investment for deferred compensation plan              59,027
-------------------------------------------------------------
Other assets                                            8,127
=============================================================
    Total assets                                1,625,388,769
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             6,477,026
-------------------------------------------------------------
  Fund shares reacquired                            2,476,999
-------------------------------------------------------------
  Foreign currency contracts closed                    11,914
-------------------------------------------------------------
  Foreign currency contracts outstanding                8,594
-------------------------------------------------------------
  Deferred compensation plan                           59,027
-------------------------------------------------------------
Accrued administrative services fees                  709,650
-------------------------------------------------------------
Accrued distribution fees -- Series II                  8,734
-------------------------------------------------------------
Accrued transfer agent fees                            23,444
-------------------------------------------------------------
Accrued operating expenses                            335,792
=============================================================
    Total liabilities                              10,111,180
=============================================================
Net assets applicable to shares outstanding    $1,615,277,589
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $2,426,622,267
-------------------------------------------------------------
Undistributed net investment income                 8,066,376
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts, futures
  contracts and option contracts                 (852,934,021)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currency contracts and
  futures contracts                                33,522,967
=============================================================
                                               $1,615,277,589
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,600,415,884
_____________________________________________________________
=============================================================
Series II                                      $   14,861,705
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           89,372,939
_____________________________________________________________
=============================================================
Series II                                             833,336
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        17.91
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        17.83
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $23,506)                                      $   8,758,708
-------------------------------------------------------------
Dividends from affiliated money market funds          838,877
-------------------------------------------------------------
Interest                                               77,127
-------------------------------------------------------------
Security lending income                                    40
=============================================================
    Total investment income                         9,674,752
=============================================================

EXPENSES:

Advisory fees                                       4,603,901
-------------------------------------------------------------
Administrative services fees                        1,520,833
-------------------------------------------------------------
Custodian fees                                         46,132
-------------------------------------------------------------
Distribution fees -- Series II                         15,968
-------------------------------------------------------------
Transfer agent fees                                    11,975
-------------------------------------------------------------
Trustees' fees                                          9,499
-------------------------------------------------------------
Other                                                 185,976
=============================================================
    Total expenses                                  6,394,284
=============================================================
Less: Fees waived and expenses paid indirectly        (12,384)
=============================================================
    Net expenses                                    6,381,900
=============================================================
Net investment income                               3,292,852
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (119,421,690)
-------------------------------------------------------------
  Foreign currencies                                    2,250
-------------------------------------------------------------
  Foreign currency contracts                         (613,489)
-------------------------------------------------------------
  Futures contracts                                 7,185,745
-------------------------------------------------------------
  Option contracts written                            118,306
=============================================================
                                                 (112,728,878)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                           260,530,654
-------------------------------------------------------------
  Foreign currency contracts                            4,771
-------------------------------------------------------------
  Futures contracts                                    69,453
=============================================================
                                                  260,604,878
=============================================================
Net gain from investment securities, foreign
  currencies, foreign currency contracts,
  futures contracts and option contracts          147,876,000
=============================================================
Net increase in net assets resulting from
  operations                                    $ 151,168,852
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    3,292,852    $     4,811,600
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              (112,728,878)      (437,099,882)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts and
    futures contracts                                            260,604,878       (330,363,731)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  151,168,852       (762,652,013)
===============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --         (6,192,808)
-----------------------------------------------------------------------------------------------
  Series II                                                               --            (41,642)
===============================================================================================
    Decrease in net assets resulting from distributions                   --         (6,234,450)
===============================================================================================
Share transactions-net:
  Series I                                                       (68,949,768)      (271,364,143)
-----------------------------------------------------------------------------------------------
  Series II                                                        2,699,600         11,802,858
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (66,250,168)      (259,561,285)
===============================================================================================
    Net increase (decrease) in net assets                         84,918,684     (1,028,447,748)
===============================================================================================

NET ASSETS:

  Beginning of period                                          1,530,358,905      2,558,806,653
===============================================================================================
  End of period                                               $1,615,277,589    $ 1,530,358,905
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

                          AIM V.I. PREMIER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Premier Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is to achieve long-term growth of capital. Income is a secondary objective. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in

                          AIM V.I. PREMIER EQUITY FUND
     foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $12,364.

    Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $1,520,833 for such services, of which AIM retained $177,751 for services provided by AIM.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $30,011 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2003, the Series II shares paid $15,968.

    Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $2,957 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6 and reductions

                          AIM V.I. PREMIER EQUITY FUND
in custodian fees of $14 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at June 30, 2003 were as follows:

                                           CONTRACT TO                          UNREALIZED
SETTLEMENT                           -----------------------                   APPRECIATION
DATE                     CURRENCY     DELIVER      RECEIVE        VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------
08/21/03                   CAD       2,890,000    $2,129,384    $2,137,978       $(8,594)
____________________________________________________________________________________________
============================================================================================

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
-----------------------------------------------------------
Beginning of period                       --      $      --
-----------------------------------------------------------
Written                                2,150        328,662
-----------------------------------------------------------
Closed                                  (900)      (182,567)
-----------------------------------------------------------
Exercised                             (1,250)      (146,095)
===========================================================
End of period                             --      $      --
___________________________________________________________
===========================================================

NOTE 8--FUTURES CONTRACTS

On June 30, 2003, $4,518,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                  UNREALIZED
                        NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
------------------------------------------------------------------------------
S&P 500 Index             285      Sep.-03/Long   $69,347,625    $(1,550,526)
______________________________________________________________________________
==============================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $250,136,976
-----------------------------------------------------------
December 31, 2010                               412,231,328
===========================================================
Total capital loss carryforward                $662,368,304
___________________________________________________________
===========================================================

                          AIM V.I. PREMIER EQUITY FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $265,694,087 and $350,194,347, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $ 148,960,222
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (133,939,606)
=============================================================================
Net unrealized appreciation of investment securities            $  15,020,616
_____________________________________________________________________________
=============================================================================
Cost of investments for tax purposes is $1,605,940,234.

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                DECEMBER 31, 2002
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     5,351,328    $  90,260,349     12,952,884    $ 261,301,166
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      409,887        6,804,501        743,703       13,539,946
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --               --        376,691        6,192,808
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --               --          2,541           41,642
=========================================================================================================================
Reacquired:
  Series I                                                    (9,678,052)    (159,210,117)   (29,178,636)    (538,858,117)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (246,543)      (4,104,901)      (105,692)      (1,778,730)
=========================================================================================================================
                                                              (4,163,380)   $ (66,250,168)   (15,208,509)   $(259,561,285)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                          AIM V.I. PREMIER EQUITY FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED DECEMBER 31,
                                             JUNE 30,          ------------------------------------------------------------------
                                               2003               2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    16.22         $    23.35    $    27.30    $    33.50    $    26.25    $    20.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.04(a)            0.05(a)       0.06(a)       0.04(a)       0.06(a)       0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)                1.65              (7.11)        (3.50)        (4.94)         7.76          6.59
=================================================================================================================================
    Total from investment operations              1.69              (7.06)        (3.44)        (4.90)         7.82          6.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --              (0.07)        (0.03)        (0.04)        (0.09)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --                 --         (0.48)        (1.26)        (0.48)        (1.13)
=================================================================================================================================
    Total distributions                             --              (0.07)        (0.51)        (1.30)        (0.57)        (1.26)
=================================================================================================================================
Net asset value, end of period              $    17.91         $    16.22    $    23.35    $    27.30    $    33.50    $    26.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  10.42%            (30.26)%      (12.53)%      (14.68)%       29.90%        32.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $1,600,416         $1,519,525    $2,558,120    $2,746,161    $2,383,367    $1,221,384
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           0.84%(c)           0.85%         0.85%         0.84%         0.76%         0.66%
=================================================================================================================================
Ratio of net investment income to
  average net assets                              0.44%(c)           0.24%         0.24%         0.12%         0.20%         0.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                          19%                46%           40%           62%           62%          100%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $1,513,638,010.
(d)  Not annualized for periods less than one year.

                          AIM V.I. PREMIER EQUITY FUND


                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                               SEPTEMBER 19, 2001
                                                              SIX MONTHS                          (DATE SALES
                                                                ENDED          YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,       DECEMBER 31,       DECEMBER 31,
                                                                 2003             2002                2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.17           $ 23.34             $21.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02(a)          (0.00)(a)          (0.00)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.64             (7.10)              2.85
=================================================================================================================
    Total from investment operations                              1.66             (7.10)              2.85
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.07)             (0.03)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --              (0.48)
=================================================================================================================
    Total distributions                                             --             (0.07)             (0.51)
=================================================================================================================
Net asset value, end of period                                 $ 17.83           $ 16.17             $23.34
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  10.27%           (30.44)%            13.66%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,862           $10,834             $  687
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                           1.09%(c)          1.10%              1.10%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(c)         (0.01)%            (0.01)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          19%               46%                40%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $12,880,232.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                          AIM V.I. PREMIER EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND
                                                        11 Greenway Plaza
Frank S. Bayley         Robert H. Graham                Suite 100
                        Chairman and President          Houston, TX 77046
Bruce L. Crockett
                        Mark H. Williamson              INVESTMENT ADVISOR
Albert R. Dowden        Executive Vice President        A I M Advisors, Inc.
                                                        11 Greenway Plaza
Edward K. Dunn, Jr.     Kevin M. Carome                 Suite 100
                        Senior Vice President           Houston, TX 77046
Jack M. Fields
                        Gary T. Crum                    TRANSFER AGENT
Carl Frischling         Senior Vice President           A I M Fund Services, Inc.
                                                        P.O. Box 4739
Robert H. Graham        Dana R. Sutton                  Houston, TX 77210-4739
                        Vice President and Treasurer
Prema Mathai-Davis                                      CUSTODIAN
                        Robert G. Alley                 State Street Bank and Trust Company
Lewis F. Pennock        Vice President                  225 Franklin Street
                                                        Boston, MA 02110
Ruth H. Quigley         Stuart W. Coco
                        Vice President                  COUNSEL TO THE FUNDS
Louis S. Sklar                                          Foley & Lardner
                        Melville B. Cox                 3000 K N.W., Suite 500
Mark H. Williamson      Vice President                  Washington, D.C. 20007

                        Karen Dunn Kelley               COUNSEL TO THE TRUSTEES
                        Vice President                  Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                        Edgar M. Larsen                 New York, NY 10022
                        Vice President
                                                        DISTRIBUTOR
                        Nancy L. Martin                 A I M Distributors, Inc.
                        Secretary                       11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046


                          AIM V.I. PREMIER EQUITY FUND

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Variable Insurance Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  August 25, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  August 25, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.